UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.:
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund

Quantitative Master Series LLC:
Master International Index Series
Master S&P 500 Index Series
Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 06/30/2011

Item 1 – Report to Stockholders

June 30, 2011

Semi-Annual Report (Unaudited)

BlackRock International Index Fund | of BlackRock Index Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

“Markets generally moved higher despite heightened volatility during the reporting period.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011	6-month	12-month
US large cap equities
(S&P 500® Index)	6.02%	30.69%
US small cap equities
(Russell 2000® Index)	6.21	37.41
International equities (MSCI Europe, Australasia,
Far East Index)	4.98	30.36
Emerging market equities
(MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill
(BofA Merrill Lynch 3-Month
Treasury Bill Index)	0.08	0.16
US Treasury securities
(BofA Merrill Lynch 10-Year
US Treasury Index)	3.26	1.88
US investment grade bonds
(Barclays Capital US Aggregate
Bond Index)	2.72	3.90
Tax-exempt municipal bonds
(Barclays Capital Municipal
Bond Index)	4.42	3.48
US high yield bonds
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2011	BlackRock International Index Fund

Investment Objective

BlackRock International Index Fund’s (the “Fund”), a series of BlackRock Index Funds, Inc., investment objective is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30,2011,Institutional and Investor A Shares of the Fund returned 5.34% and 5.19%, respectively, while the benchmark MSCI EAFE Index returned 4.98% for the same period. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada. For the period beginning with its initial trading date of March 31, 2011 through June 30, 2011, Class K Shares of the Fund returned 1.95%. For the same period, the benchmark index returned 1.56%.

•

Returns for the Fund’s respective share classes differ from the benchmark based on individual share-class expenses. The Fund invests all of its assets in Master International Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Stocks moved higher during the first four months of 2011 despite volatility from significant global events. Political turmoil spread across the Middle East/North Africa region and prices of oil and other commodities rose sharply. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor’s changed its ratings outlook for long-term US and Japanese debt from stable to negative. But equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

•

Meanwhile, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the US manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt. Stock markets in most countries of the MSCI EAFE Index posted gains for the six-month period.

•

Ireland (+17.20%) delivered the strongest returns in the wake of its November 2010 bailout. In May, Portugal (+9.02%) became the third euro-zone nation to require a bailout (after Greece and Ireland), while the heavily indebted Spain (+15.50%) and Italy (+10.82%) moved into the center of the crisis. Greek stocks (–3.82%), which had topped the index in the first quarter, reversed sharply in the second quarter as it became apparent that the nation would again require financial assistance. Elsewhere in Europe, German stocks (+14.21%) were regarded as safe haven investments amid the region’s ongoing financial instability. Germany remains the economic powerhouse of Europe, driven by the nation’s advanced technology and engineering and its exports of superior products and services. Stock markets in France (+15.54%), the second-largest economy in the European Union, also performed well. In the United Kingdom (+5.57%), economic growth slowed despite loose monetary policy from the Bank of England. Significant levels of consumer deleveraging, high rates of inflation and unemployment, and disappointing gross domestic product (“GDP”) reports hindered appreciation in UK stocks, especially in the banking industry. In other parts of the world, Japanese stocks (–4.76%) declined as industrial production slowed in the aftermath of the March earthquake and tsunami. Turmoil in the Middle East pushed stocks in Israel (–7.68%) to the bottom of the index for the period.

•

On a sector basis, health care stocks (+10.71%) delivered the strongest performance in the MSCI EAFE Index, driven by increased merger and acquisition activity in Europe. Telecommunications services (+8.77%) also provided strong returns, as did energy stocks (+7.63%), which benefited from the rising oil prices earlier in the period. The more defensive consumer staples sector (+7.62%) saw greater price appreciation later in the period as economic data softened. Growth in the financials sector (+3.73%) was limited due to heightened concerns about the sovereign debt crisis. Information technology (–2.14%) and utilities (–1.13%) were the only sectors that declined during the period.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its bench-mark index, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the equity securities included in the MSCI EAFE Index and other types of financial instruments.

[3]	This unmanaged index is a free-float adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended June 30, 2011

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	5.34%	31.58%	1.15%	5.03%
Investor A	5.19	31.36	0.89	4.76
Class K5	5.35	31.63	1.20	5.08
MSCI EAFE Index	4.98	30.36	1.48	5.66

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees, if any.

[5]	Class K commenced operations on March 31, 2011. Past performance is not indicative of future results.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. Institutional and Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator waived and/or reimbursed a portion of the Fund’s fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 2 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

6	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including exchange fees; and (b) operating expenses including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,053.40	$1.78	$1,000.00	$1,023.06	$1.76	0.35%
Investor A	$1,000.00	$1,051.90	$3.00	$1,000.00	$1,021.87	$2.96	0.59%
Class K	$1,000.00	$1,053.50	$0.77	$1,000.00	$1,011.72	$0.75	0.30%

[1]

For Institutional and Investor A Shares of the Fund, expenses are equal to the annualized expense ratio for Institutional and Investor A Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). For Class K Shares of the Fund, expenses are equal to the annualized expense ratio for Class K Shares, multiplied by the average account value over the period, multiplied by 91/365.

[2]	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	7

Statement of Assets and Liabilities	BlackRock International Index Fund

June 30, 2011 (Unaudited)

Assets
Investments at value — Master International Index Series (the “Series”) (cost — $264,596,678)	$288,210,194
Capital shares sold receivable	281,127
Prepaid expenses	12,340
Total assets	288,503,661

Liabilities
Capital shares redeemed payable	198,044
Contributions payable to the Series	83,083
Administration fees payable	51,086
Service fees payable	10,225
Officer’s fees payable	99
Other accrued expenses payable	12,203
Total liabilities	354,740
Net Assets	$288,148,921

Net Assets Consist of
Paid-in capital	$282,919,666
Undistributed net investment income	4,853,473
Accumulated net realized loss allocated from the Series	(23,275,783)
Net unrealized appreciation/depreciation allocated from the Series	23,651,565
Net Assets	$288,148,921

Net Asset Value
Institutional — Based on net assets of $112,647,519 and 9,362,283 shares outstanding, 125 million shares authorized, $0.0001 par value	$12.03
Investor A — Based on net assets of $175,475,910 and 14,686,299 shares outstanding, 125 million shares authorized, $0.0001 par value	$11.95
Class K — Based on net assets of $25,492 and 2,119 shares outstanding, 125 million shares authorized, $0.0001 par value	$12.03

See Notes to Financial Statements.

8	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Statement of Operations	BlackRock International Index Fund

Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$6,948,384
Foreign taxes withheld	(746,041)
Dividends — affiliated	324
Expenses	(114,656)
Fees waived	979
Total income	6,088,990

Expenses
Administration	337,752
Service — Investor A	211,972
Transfer agent — Institutional	18,279
Transfer agent — Investor A	53,336
Transfer agent — Class K	2
Printing	27,444
Professional	20,251
Registration	19,749
Officer	60
Miscellaneous	4,708
Total expenses	693,553
Less fees waived by administrator	(69,096)
Less transfer agent fees waived and/or reimbursed — class specific	(41,042)
Total expenses after fees waived and/or reimbursed	583,415
Net investment income	5,505,575

Realized and Unrealized Gain (Loss) Allocated from the Series
Net realized loss from investments, financial futures contracts and foreign currency transactions	(628,373)
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency transactions	9,520,890
Total realized and unrealized gain	8,892,517
Net Increase in Net Assets Resulting from Operations	$14,398,092

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	9

Statements of Changes in Net Assets	BlackRock International Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$5,505,575	$5,781,869
Net realized loss	(628,373)	(492,726)
Net change in unrealized appreciation/depreciation	9,520,890	18,315,616
Net increase in net assets resulting from operations	14,398,092	23,604,759

Dividends to Shareholders From
Net investment income:
Institutional	—	(3,316,785)
Investor A	—	(4,386,720)
Decrease in net assets resulting from dividends to shareholders	—	(7,703,505)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,429,258)	8,421,610

Redemption fees
Redemption fees	1,682	3,026

Net Assets
Total increase in net assets	12,970,516	24,325,890
Beginning of period	275,178,405	250,852,515
End of period	$288,148,921	$275,178,405
Undistributed (distributions in excess of) net investment income	$4,853,473	$(652,102)

See Notes to Financial Statements.

10	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Financial Highlights	BlackRock International Index Fund

	Institutional
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.42	$10.97	$8.75	$15.73	$15.14	$12.47
Net investment income[1]	0.24	0.25	0.23	0.40	0.39	0.32
Net realized and unrealized gain (loss)[2]	0.37	0.53	2.25	(7.03)	1.16	2.92
Net increase (decrease) from investment operations	0.61	0.78	2.48	(6.63)	1.55	3.24
Dividends and distributions from:
Net investment income	—	(0.33)	(0.26)	(0.31)	(0.47)	(0.37)
Net realized gain	—	—	—	(0.04)	(0.49)	(0.20)
Total dividends and distributions	—	(0.33)	(0.26)	(0.35)	(0.96)	(0.57)
Net asset value, end of period	$12.03	$11.42	$10.97	$8.75	$15.73	$15.14

Total Investment Return[3]
Based on net asset value	5.34%[4]	7.26%	28.38%	(42.24)%	10.28%	26.09%

Ratios to Average Net Assets[5]
Total expenses	0.42%[6,7]	0.47%	0.54%	0.54%	0.54%	0.52%
Total expenses after fees waived and/or reimbursed	0.35%[6,7]	0.46%	0.54%	0.54%	0.54%	0.47%
Net investment income	4.05%[6,7]	2.35%	2.43%	3.11%	2.37%	2.31%

Supplemental Data
Net assets, end of period (000)	$112,648	$112,145	$89,889	$90,688	$158,740	$133,267
Portfolio turnover of the Series	1%	8%	30%	30%	30%	23%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	11

Financial Highlights (continued)	BlackRock International Index Fund

	Investor A
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.36	$10.91	$8.71	$15.65	$15.07	$12.41
Net investment income[1]	0.22	0.23	0.21	0.36	0.34	0.29
Net realized and unrealized gain (loss)[2]	0.37	0.52	2.23	(6.98)	1.16	2.91
Net increase (decrease) from investment operations	0.59	0.75	2.44	(6.62)	1.50	3.20
Dividends and distributions from:
Net investment income	—	(0.30)	(0.24)	(0.28)	(0.43)	(0.34)
Net realized gain	—	—	—	(0.04)	(0.49)	(0.20)
Total dividends and distributions	—	(0.30)	(0.24)	(0.32)	(0.92)	(0.54)
Net asset value, end of period	$11.95	$11.36	$10.91	$8.71	$15.65	$15.07

Total Investment Return[3]
Based on net asset value	5.19%[4]	7.02%	28.00%	(42.41)%	9.98%	25.85%

Ratios to Average Net Assets[5]
Total expenses	0.68%[6,7]	0.74%	0.79%	0.79%	0.79%	0.78%
Total expenses after fees waived and/or reimbursed	0.59%[6,7]	0.73%	0.79%	0.79%	0.79%	0.72%
Net investment income	3.82%[6,7]	2.16%	2.27%	2.83%	2.11%	2.11%

Supplemental Data
Net assets, end of period (000)	$175,476	$163,033	$160,964	$136,073	$214,422	$197,524
Portfolio turnover of the Series	1%	8%	30%	30%	30%	23%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

12	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Financial Highlights (concluded)	BlackRock International Index Fund

Class K
Period March 31, 2011[1] to June 30, 2011 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$11.80
Net investment income[2]	0.15
Net realized and unrealized gain	0.08
Net increase from investment operations	0.23
Net asset value, end of period	$12.03

Total Investment Return[3,4]
Based on net asset value	1.95%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.38%
Total expenses after fees waived and/or reimbursed	0.30%
Net investment income	5.18%

Supplemental Data
Net assets, end of period (000)	$25
Portfolio turnover of the Series	1%

[1]	Commencement of operations

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	13

Notes to Financial Statements (Unaudited)	BlackRock International Index Fund

1. Organization and Significant Accounting Policies:

BlackRock International Index Fund (the “Fund”), a Series of BlackRock Index Funds, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Fund at June 30, 2011 was 28.1%. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. The Fund’s Institutional, Investor A and Class K Shares are generally sold without a front-end or deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its servicing expenditures. Class K Shares are not subject to any sales charge and bear no ongoing distribution or service fee and are only available to eligible investors.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade date basis. For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted for utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

14	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Notes to Financial Statements (continued)	BlackRock International Index Fund

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.24% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses in order to limit expenses. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2012 unless approved by the Series’ Board of Directors (the “Board”), including a majority of the Independent Directors. These amounts are shown as fees waived by administrator and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. The expense limitation as a percentage of average daily net assets is 0.35% for Institutional, 0.60% for Investor A and 0.30% for Class K Shares. For the six months ended June 30, 2011, the amounts shown as transfer agent fees waived and/or reimbursed — class specific were as follows:

Institutional	$14,207
Class A	$26,833
Class K	$2

In addition, the Administrator waived $69,096, which is shown as fees waived by administrator in the Statement of Operations.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder services to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder services to Investor A shareholders.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2011, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Call Center Fees
Institutional	$224
Investor A	$1,007
Class K	—

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of December 31, 2010, the Fund had capital loss carryforwards available to offset future realized gains through the indicated expiration dates:

Expires December 31,
2016	$4,270,741
2017	6,596,186
Total	$10,866,927

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	15

Notes to Financial Statements (concluded)	BlackRock International Index Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,386,398	$16,375,981	4,757,714	$48,155,053
Shares issued to shareholders in reinvestment of dividends	—	—	272,016	3,004,545
Total issued	1,386,398	16,375,981	5,029,730	51,159,598
Shares redeemed	(1,841,337)	(21,709,568)	(3,407,042)	(37,070,076)
Net increase (decrease)	(454,939)	$(5,333,587)	1,622,688	$14,089,522

Investor A
Shares sold	1,230,851	$14,479,816	3,080,972	$31,744,710
Shares issued to shareholders in reinvestment of dividends	—	—	395,583	4,329,347
Total issued	1,230,851	14,479,816	3,476,555	36,074,057
Shares redeemed	(898,917)	(10,600,487)	(3,876,688)	(41,741,969)
Net increase (decrease)	331,934	$3,879,329	(400,133)	$(5,667,912)

Class K Shares
Shares sold	2,119	$25,000	—	—
Net increase	2,119	$25,000	—	—

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital. Effective April 1, 2011, the redemption fee was terminated and is no longer charged by the Fund.

5. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:

The Fund paid a net investment income dividend on July 22, 2011 to Common Shareholders of record on July 20, 2011 as follows:

Dividends Per Share
Institutional	$0.022519
Investor A	$0.022519
Class K	$0.022519

16	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Portfolio Information	Master International Index Series

As of June 30, 2011

Ten Largest Holdings	Percent of Long-Term Investments
Nestlé SA, Registered Shares	2%
HSBC Holdings Plc	2
BHP Billiton Ltd.	1
Novartis AG, Registered Shares	1
BP Plc	1
Vodafone Group Plc	1
Royal Dutch Shell Plc	1
Total SA	1
Roche Holding AG	1
Toyota Motor Corp	1

Geographic Allocations	Percent of Long-Term Investments
United Kingdom	21%
Japan	20
France	10
Germany	9
Australia	9
Switzerland	8
Spain	3
Sweden	3
Hong Kong	3
Netherlands	3
Italy	3
Singapore	2
Other[1]	6

[1]

Other includes a 1% or less investment in each of the following countries: Denmark, Finland, Belgium, Norway, Israel, Luxembourg, Austria, Ireland, Portugal, Greece, New Zealand, Bermuda, Cyprus, China and Kazakhstan.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	17

Schedule of Investments June 30, 2011 (Unaudited)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 8.4%
AGL Energy Ltd.	39,541	$622,397
AMP Ltd.	243,895	1,282,621
ASX Ltd.	15,311	501,640
Alumina Ltd.	213,456	488,875
Amcor Ltd.	105,699	819,056
Asciano Ltd.	261,088	461,599
Australia & New Zealand Banking Group Ltd.	226,256	5,363,358
BGP Holdings Plc	783,183	11
BHP Billiton Ltd.	279,869	13,226,859
Bendigo and Adelaide Bank Ltd.	32,898	313,716
BlueScope Steel Ltd.	161,329	209,952
Boral Ltd.	64,514	305,869
Brambles Ltd.	128,183	996,643
CFS Retail Property Trust	157,954	307,900
CSL Ltd.	47,214	1,678,270
Caltex Australia, Ltd.	11,046	140,156
Coca-Cola Amatil, Ltd.	49,409	606,244
Cochlear Ltd.	4,915	380,409
Commonwealth Bank of Australia Ltd.	134,991	7,602,724
Computershare, Ltd.	37,756	360,645
Crown, Ltd.	38,180	367,017
Dexus Property Group	432,199	409,465
Echo Entertainment Group Ltd. (a)	59,733	263,314
Fairfax Media Ltd.	189,335	199,870
Fortescue Metals Group, Ltd.	109,696	752,676
Foster’s Group Ltd.	170,332	940,852
GPT Group	152,603	518,736
Goodman Group	593,829	450,184
Harvey Norman Holdings, Ltd.	43,462	116,377
Iluka Resources Ltd.	36,056	652,225
Incitec Pivot, Ltd.	141,185	587,997
Insurance Australia Group Ltd.	182,261	666,341
Leighton Holdings Ltd.	12,693	286,327
Lend Lease Group	47,274	456,542
Lynas Corp. Ltd. (a)	145,691	309,397
MacArthur Coal Ltd.	14,042	165,655
Macquarie Group, Ltd.	29,932	1,009,770
Metcash, Ltd.	64,819	289,275
Mirvac Group	300,218	403,792
National Australia Bank Ltd.	189,084	5,227,688
Newcrest Mining Ltd.	66,974	2,713,769
OZ Minerals Ltd.	28,782	409,565
OneSteel Ltd.	112,768	225,197
Orica Ltd.	31,887	924,451
Origin Energy Ltd.	92,504	1,572,821
Paladin Energy, Ltd. (a)	57,611	157,041
QBE Insurance Group Ltd.	92,107	1,709,509
QR National, Ltd. (a)	147,372	536,315

Common Stocks	Shares	Value
Australia (concluded)
Qantas Airways Ltd. (a)	101,794	$201,964
Ramsay Health Care, Ltd.	11,800	230,530
Rio Tinto Ltd.	37,862	3,370,133
SP AusNet	112,442	114,047
Santos Ltd.	77,108	1,124,281
Sims Metal Management, Ltd.	13,902	264,326
Sonic Healthcare Ltd.	33,077	457,736
Stockland	205,344	753,197
Suncorp-Metway Ltd.	112,917	986,993
Tabcorp Holdings Ltd.	59,733	211,310
Tatts Group, Ltd.	118,724	306,528
Telstra Corp. Ltd.	376,796	1,170,851
Toll Holdings, Ltd.	56,864	296,646
Transurban Group	112,554	632,227
Wesfarmers Ltd., Ordinary Shares	87,467	2,997,654
Wesfarmers Ltd., Partially Protected Shares	13,370	463,644
Westfield Group	192,035	1,789,869
Westfield Retail Trust	256,982	749,089
Westpac Banking Corp.	262,211	6,290,906
Woodside Petroleum Ltd.	54,681	2,412,364
Woolworths, Ltd.	106,015	3,163,138
WorleyParsons, Ltd.	16,787	511,115
		86,489,660
Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	16,326	855,043
IMMOFINANZ Immobilien Anlagen AG (a)	84,988	362,365
Immoeast AG NPV	30,711	1
OMV AG	14,273	623,536
Raiffeisen Bank International AG	4,394	226,339
Telekom Austria AG	29,064	370,895
Verbund AG	5,702	248,252
Vienna Insurance Group	3,349	184,063
Voestalpine AG	9,839	542,668
		3,413,162
Belgium — 0.9%
Ageas	197,412	534,714
Anheuser-Busch InBev NV	70,002	4,062,732
Bekaert SA	3,397	258,668
Belgacom SA	13,120	467,501
Colruyt SA	6,401	320,243
Delhaize Group	8,815	661,438
Dexia SA (a)	50,077	155,912
Groupe Bruxelles Lambert SA	7,018	623,453
KBC Bancassurance Holding	13,906	545,658
Mobistar SA	2,628	199,352
Solvay SA	5,097	786,954
UCB SA	9,088	408,369
Umicore SA	9,914	540,733
		9,565,727

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

See Notes to Financial Statements.

18	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Bermuda — 0.1%
Seadrill Ltd.	26,709	$939,056
China — 0.0%
Foxconn International Holdings Ltd. (a)	179,313	79,115
Cyprus — 0.0%
Bank of Cyprus Plc	76,169	224,579
Denmark — 1.0%
A.P. Moller — Maersk A/S, Class A	48	397,613
A.P. Moller — Maersk A/S, Class B	116	1,001,429
Carlsberg A/S, Class B	9,344	1,017,402
Coloplast A/S, Class B	2,006	305,051
DSV A/S	18,798	451,240
Danske Bank A/S (a)	57,482	1,063,870
Novo-Nordisk A/S, Class B	36,494	4,571,941
Novozymes A/S, Class B	4,010	653,374
Pandora A/S	4,920	154,581
TDC A/S	32,016	292,186
Tryg A/S	2,275	131,373
Vestas Wind Systems A/S (a)	17,972	417,200
William Demant Holding A/S (a)	1,985	179,270
		10,636,530
Finland — 0.9%
Elisa Corp.	12,246	263,557
Fortum Oyj	38,452	1,114,926
Kesko Oyj, Class B	5,924	275,510
Kone Oyj, Class B	13,787	866,146
Metso Oyj	10,990	624,763
Neste Oil OYj	10,756	168,735
Nokia Oyj	324,982	2,096,361
Nokian Renkaat Oyj	9,362	470,099
Orion Oyj	8,394	216,513
Outokumpu Oyj	11,706	155,122
Pohjola Bank Plc	11,663	150,875
Rautaruukki Oyj	7,372	166,628
Sampo Oyj	36,252	1,170,381
Sanoma Oyj	6,877	127,605
Stora Enso Oyj, Class R	49,876	523,767
UPM-Kymmene Oyj	45,911	839,995
Wartsila Oyj	14,440	488,289
		9,719,272
France — 9.7%
AXA SA	151,983	3,450,036
Accor SA	12,885	576,443
Aeroports de Paris	2,987	280,878
Air France-KLM (a)	11,270	173,088
Air Liquide	24,818	3,555,480
Alcatel-Lucent SA (a)	200,799	1,158,738
Alstom SA	17,862	1,100,203
Arkema SA	4,767	490,295
Atos Origin SA	4,223	238,549
BNP Paribas SA	83,571	6,444,072
Bouygues SA	20,469	900,107
Bureau Veritas SA	4,701	396,983
CNP Assurances	13,166	286,627

Common Stocks	Shares	Value
France (concluded)
Cap Gemini SA	12,870	$753,637
Carrefour SA	50,193	2,063,410
Casino Guichard Perrachon SA	4,781	450,610
Christian Dior SA	4,678	735,120
Cie de Saint-Gobain	34,644	2,245,555
Cie Générale d’Optique Essilor International SA	17,506	1,420,415
Cie Générale de Géophysique — Veritas (a)	12,579	461,011
Cie Générale des Etablissements Michelin	15,277	1,496,225
Credit Agricole SA	84,579	1,270,661
Danone	50,903	3,800,067
Dassault Systèmes SA	5,311	451,650
EDP Renoveveis SA	21,301	835,104
Edenred	13,448	410,314
Eiffage SA	3,633	240,151
Eramet	468	154,842
Eurazeo	2,533	184,690
Eutelsat Communications SA	8,394	377,902
Foncière Des Regions	2,385	252,638
France Telecom SA	162,020	3,445,110
GDF Suez	107,993	3,946,882
Gecina SA	1,890	264,075
Groupe Eurotunnel SA	44,780	501,084
ICADE	2,075	255,610
Iliad SA	1,649	221,293
Imerys SA	2,817	198,163
JC Decaux SA (a)	5,627	180,567
Klepierre	8,990	371,184
L’Oreal SA	20,996	2,724,734
LVMH Moët Hennessy Louis Vuitton SA	21,419	3,848,931
Lafarge SA	17,363	1,106,362
Lagardere S.C.A.	10,554	446,620
Legrand Promesses	16,992	715,235
Metropole Television SA	4,771	110,442
Natixis	75,674	379,687
Neopost SA	2,895	248,737
Pernod-Ricard SA	17,265	1,702,778
Peugeot SA	13,161	590,419
Pinault-Printemps-Redoute	6,586	1,173,000
Publicis Groupe	11,018	615,069
Renault SA	16,934	1,004,700
Safran SA	14,469	617,403
Sanofi-Aventis	97,115	7,811,988
Schneider Electric SA	21,374	3,568,853
Scor SE	14,491	411,314
Société BIC SA	2,488	240,350
Société Générale SA	55,104	3,263,590
Société Television Française 1	9,864	179,936
Sodexo Alliance SA	8,288	649,230
Suez Environnement Co.	23,632	470,941
Technip SA	8,569	918,524
Thales SA	8,580	369,515
Total SA	184,289	10,654,385
Unibail-Rodamco SE	8,053	1,860,651
Vallourec SA	9,863	1,202,455
Veolia Environnement SA	30,730	865,779
Vinci SA	38,657	2,480,907
Vivendi SA	107,654	3,000,633
Wendel SA	2,830	347,531
		99,620,168

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	19

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany — 8.8%
Adidas-Salomon AG	18,413	$1,459,812
Allianz AG, Registered Shares	39,558	5,516,236
Axel Springer AG	3,231	159,586
BASF SE	80,045	7,846,115
Bayer AG, Registered Shares	72,069	5,788,333
Bayerische Motoren Werke AG	28,763	2,872,243
Bayerische Motoren Werke AG, Preference Shares	4,752	302,194
Beiersdorf AG	8,774	570,060
Brenntag AG	2,821	328,107
Celesio AG	7,348	146,723
Commerzbank AG (a)	312,309	1,345,169
Continental AG	6,888	725,844
Daimler AG	78,942	5,953,133
Deutsche Bank AG, Registered Shares	81,009	4,781,192
Deutsche Boerse AG	16,848	1,279,260
Deutsche Lufthansa AG	19,985	435,296
Deutsche Post AG	74,425	1,430,794
Deutsche Telekom AG, Registered Shares	245,138	3,825,167
E.ON AG	157,000	4,462,628
Fraport AG	3,268	262,580
Fresenius Medical Care AG	17,253	1,290,437
Fresenius SE & Co. KGaA	10,035	1,047,460
GEA Group AG	15,041	538,657
Hannover Rueckversicherung AG, Registered Shares	5,470	284,472
HeidelbergCement AG	12,363	790,684
Henkel KGaA	11,305	647,971
Henkel KGaA, Preference Shares	15,571	1,082,778
Hochtief AG	3,829	319,955
Infineon Technologies AG	94,294	1,059,520
K+S AG	15,155	1,163,727
Kabel Deutschland Holding AG (a)	6,204	382,170
Lanxess	7,247	594,461
Linde AG	14,694	2,578,009
MAN AG	9,312	1,240,357
Merck KGaA	5,587	607,469
Metro AG	11,158	675,705
Muenchener Rueckversicherungs AG, Registered Shares	16,511	2,520,486
Porsche Automobil Holding SE, Preference Shares	13,443	1,066,333
ProSieben SAT.1 Media AG, Preference Shares	6,266	178,389
RWE AG	36,460	2,025,607
RWE AG, Preference Shares	3,320	169,446
SAP AG	80,191	4,861,841
Salzgitter AG	3,282	250,240
Siemens AG	71,704	9,853,619
Suedzucker AG	5,874	209,156
TUI AG (a)	12,274	133,407
ThyssenKrupp AG	29,345	1,524,697
United Internet AG	9,819	206,424
Volkswagen AG	2,584	475,329
Volkswagen AG, Preference Shares	12,568	2,599,007
Wacker Chemie AG	1,427	308,232
		90,176,517

Common Stocks	Shares	Value
Greece — 0.2%
Alpha Bank AE (a)	43,309	$218,100
Coca-Cola Hellenic Bottling Co. SA	16,481	442,695
EFG Eurobank Ergasias SA (a)	27,241	127,781
Hellenic Telecommunications Organization SA	21,160	197,428
National Bank of Greece SA (a)	85,219	612,803
OPAP SA	19,756	308,550
Public Power Corp.	9,559	137,056
		2,044,413
Hong Kong — 2.7%
AIA Group Ltd. (a)	681,200	2,371,275
ASM Pacific Technology, Ltd.	16,504	226,927
BOC Hong Kong Holdings Ltd.	325,400	947,878
Bank of East Asia Ltd.	134,932	555,514
CLP Holdings Ltd.	167,187	1,483,128
Cathay Pacific Airways Ltd.	99,263	230,912
Cheung Kong Holdings Ltd.	121,835	1,789,151
Cheung Kong Infrastructure Holdings Ltd.	37,500	195,100
Esprit Holdings Ltd.	105,987	331,157
Galaxy Entertainment Group Ltd. (a)	107,000	230,166
Hang Lung Group Ltd.	75,000	476,227
Hang Lung Properties Ltd.	218,000	896,339
Hang Seng Bank Ltd.	66,953	1,071,004
Henderson Land Development Co., Ltd.	95,491	617,497
The Hong Kong & China Gas Ltd.	408,450	929,185
Hong Kong Exchanges and Clearing Ltd.	89,727	1,889,368
Hopewell Holdings Ltd.	46,849	148,618
Hutchison Whampoa Ltd.	186,176	2,017,208
Hysan Development Co., Ltd.	54,791	271,808
Kerry Properties Ltd.	63,000	304,507
The Link REIT	192,914	658,991
Li & Fung Ltd.	491,980	983,315
Lifestyle International Holdings Ltd.	52,466	153,494
MTR Corp.	127,000	451,703
Map Group	31,261	112,259
NWS Holdings, Ltd.	109,500	146,791
New World Development Ltd.	203,484	308,933
Orient Overseas International Ltd.	18,057	116,745
PCCW, Ltd.	321,000	138,517
Power Assets Holdings Ltd.	119,500	904,500
SJM Holdings, Ltd.	147,000	349,695
Sands China Ltd. (a)	210,600	570,841
Shangri-La Asia, Ltd.	129,905	318,919
Sino Land Co., Ltd.	228,421	367,373
Sun Hung Kai Properties Ltd.	123,324	1,802,698
Swire Pacific Ltd., Class A, Class A	64,077	943,401
Wharf Holdings Ltd.	130,357	909,047
Wheelock & Co., Ltd.	81,000	325,812
Wing Hang Bank, Ltd.	14,500	159,110
Wynn Macau Ltd.	136,400	446,677
Yue Yuen Industrial Holdings, Ltd.	63,785	202,900
		27,354,690
Ireland — 0.3%
Anglo Irish Bank Corp. Plc	62,641	1
CRH Plc	62,267	1,379,956
Elan Corp. Plc (a)	42,771	490,929
James Hardie Industries SE (a)	37,231	235,881
Kerry Group Plc	12,192	502,293
Ryanair Holdings Plc	29,444	150,151
		2,759,211

See Notes to Financial Statements.

20	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Israel — 0.7%
Bank Hapoalim Ltd.	91,371	$456,722
Bank Leumi Le-Israel BM	104,733	495,220
Bezeq Israeli Telecommunication Corp., Ltd.	156,262	395,610
Cellcom Israel, Ltd.	4,972	138,727
Delek Group, Ltd.	395	88,781
Elbit Systems Ltd.	2,059	97,887
Israel Chemicals Ltd.	38,577	615,616
The Israel Corp. Ltd.	197	215,382
Israel Discount Bank Ltd. (a)	63,946	126,071
Makhteshim-Agan Industries, Ltd. (a)	18,550	103,651
Mizrahi Tefahot Bank, Ltd.	10,047	106,929
Nice Systems, Ltd. (a)	5,144	185,984
Partner Communications Co., Ltd.	7,239	109,159
Teva Pharmaceutical Industries Ltd.	81,949	3,952,339
		7,088,078
Italy — 2.6%
A2A SpA	94,579	147,313
Assicurazioni Generali SpA	101,508	2,140,036
Atlantia SpA	27,490	585,382
Autogrill SpA	9,990	131,190
Banca Carige SpA	58,018	131,385
Banca Monte dei Paschi di Siena SpA	371,709	281,357
Banco Popolare SpA	151,959	349,964
Enel Green Power SpA	154,583	426,346
Enel SpA	574,395	3,753,195
Eni SpA	209,447	4,963,671
Exor SpA	5,439	170,114
Fiat Industrial SpA (a)	65,697	848,517
Fiat SpA	65,530	720,048
Finmeccanica SpA	36,147	437,367
Intesa Sanpaolo SpA	875,784	2,332,016
Intesa Sanpaolo SpA, Non-Convertible Savings Shares	76,292	164,456
Luxottica Group SpA	9,883	317,315
Mediaset SpA	61,786	290,459
Mediobanca SpA	44,507	450,724
Parmalat SpA (a)	104,061	391,445
Pirelli & C SpA	20,321	219,745
Prysmian SpA	18,305	368,483
Saipem SpA	22,912	1,183,182
Snam Rete Gas SpA	138,325	818,746
Telecom Italia SpA	811,255	1,128,447
Telecom Italia SpA, Non-Convertible Savings Shares	529,336	615,817
Terna SpA	103,110	479,415
UniCredit SpA	1,181,036	2,499,917
Unione di Banche Italiane ScpA	67,197	378,247
		26,724,299
Japan — 19.7%
ABC-Mart, Inc.	2,200	89,222
Advantest Corp.	12,400	228,277
Aeon Co. Ltd.	52,100	628,854
Aeon Credit Service Co. Ltd.	7,100	97,248
Aeon Mall Co., Ltd.	6,000	145,349
Air Water, Inc.	12,000	144,560
Aisin Seiki Co. Ltd.	16,700	646,215
Ajinomoto Co., Inc.	59,000	700,439
Alfresa Holdings Corp.	3,200	124,362
All Nippon Airways Co. Ltd.	75,000	244,651
Amada Co., Ltd.	30,000	230,674

Common Stocks	Shares	Value
Japan (continued)
Aozora Bank Ltd.	46,000	$106,630
Asahi Breweries Ltd.	33,700	678,836
Asahi Glass Co., Ltd.	87,100	1,019,268
Asahi Kasei Corp.	110,000	741,294
Asics Corp.	13,000	194,042
Astellas Pharma Inc.	39,100	1,517,122
The Bank of Kyoto Ltd.	29,000	267,013
The Bank of Yokohama Ltd.	108,000	539,897
Benesse Holdings, Inc.	5,900	253,474
Bridgestone Corp.	56,500	1,301,790
Brother Industries Ltd.	20,000	295,835
Canon, Inc.	98,800	4,699,550
Casio Computer Co., Ltd.	20,100	141,852
Central Japan Railway Co.	133	1,045,552
The Chiba Bank Ltd.	69,000	431,821
Chiyoda Corp.	13,000	149,851
Chubu Electric Power Co., Inc.	60,600	1,183,441
Chugai Pharmaceutical Co., Ltd.	19,700	323,034
The Chugoku Bank Ltd.	16,000	197,947
The Chugoku Electric Power Co., Inc.	26,300	455,378
Citizen Holdings Co., Ltd.	23,400	140,074
Coca-Cola West Co., Ltd.	5,600	107,302
Cosmo Oil Co., Ltd.	50,000	142,347
Credit Saison Co., Ltd.	13,500	227,253
Dai Nippon Printing Co., Ltd.	48,000	540,979
The Dai-ichi Life Insurance Co.	794	1,113,456
Daicel Chemical Industries Ltd.	26,000	171,764
Daido Steel Co., Ltd.	25,000	167,233
Daihatsu Motor Co. Ltd.	16,000	272,298
Daiichi Sankyo Co., Ltd.	58,800	1,149,014
Daikin Industries Ltd.	20,400	723,106
Dainippon Sumitomo Pharma Co., Ltd.	13,400	127,341
Daito Trust Construction Co., Ltd.	6,400	543,359
Daiwa House Industry Co. Ltd.	41,000	517,366
Daiwa Securities Group Inc.	144,000	634,449
Dena Co. Ltd.	8,500	365,555
Denki Kagaku Kogyo KK	41,000	197,666
Denso Corp.	42,800	1,591,837
Dentsu Inc.	15,613	462,152
East Japan Railway Co.	29,749	1,703,749
Eisai Co., Ltd.	21,800	850,543
Electric Power Development Co.	9,900	267,595
Elpida Memory, Inc. (a)	16,600	195,527
FANUC Corp.	16,800	2,809,346
FUJIFILM Holdings Corp.	40,100	1,250,678
FamilyMart Co., Ltd.	5,900	216,631
Fast Retailing Co., Ltd.	4,700	760,123
Fuji Electric Co., Ltd.	48,800	152,451
Fuji Heavy Industries Ltd.	53,000	411,864
Fujitsu Ltd.	165,000	943,123
Fukuoka Financial Group, Inc.	65,000	271,673
Furukawa Electric Co., Ltd.	54,000	225,455
GS Yuasa Corp.	32,000	213,566
Gree, Inc. (a)	8,500	185,816
The Gunma Bank Ltd.	32,000	169,133
The Hachijuni Bank, Ltd.	35,000	196,662
Hakuhodo DY Holdings, Inc.	2,070	110,546
Hamamatsu Photonics KK	5,600	242,126
Hino Motors Ltd.	23,000	134,310
Hirose Electric Co., Ltd.	2,900	297,276

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	21

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
The Hiroshima Bank Ltd.	41,000	$178,925
Hisamitsu Pharmaceutical Co., Inc.	5,200	221,523
Hitachi Chemical Co., Ltd.	8,500	168,634
Hitachi Construction Machinery Co., Ltd.	10,000	224,176
Hitachi High-Technologies Corp.	6,000	131,463
Hitachi Ltd.	394,000	2,338,390
Hitachi Metals Ltd.	14,000	197,828
Hokkaido Electric Power Co., Inc.	16,100	267,805
Hokuhoku Financial Group, Inc.	104,100	206,210
Hokuriku Electric Power Co.	14,900	284,339
Honda Motor Co., Ltd.	142,000	5,470,823
Hoya Corp.	37,600	832,408
IHI Corp.	112,000	289,403
ITOCHU Corp.	132,400	1,377,073
Ibiden Co., Ltd.	10,200	319,341
Idemitsu Kosan Co., Ltd.	2,000	213,446
Inpex Holdings, Inc.	190	1,404,704
Isetan Mitsukoshi Holdings Ltd.	31,505	308,647
Isuzu Motors, Ltd.	106,000	501,797
Itochu Techno-Solutions Corp.	2,600	92,294
The Iyo Bank, Ltd.	20,000	184,120
J Front Retailing Co., Ltd.	44,600	197,028
JFE Holdings, Inc.	40,100	1,102,816
JGC Corp.	18,000	493,148
JS Group Corp.	22,900	590,659
JSR Corp.	15,100	292,685
JTEKT Corp.	19,900	293,222
JX Holdings, Inc.	194,160	1,305,928
Japan Petroleum Exploration Co.	2,400	112,673
Japan Prime Realty Investment Corp.	58	153,598
Japan Real Estate Investment Corp.	42	413,232
Japan Retail Fund Investment Corp.	133	204,957
The Japan Steel Works, Ltd.	28,000	191,936
Japan Tobacco, Inc.	396	1,528,588
The Joyo Bank, Ltd.	54,000	226,865
Jupiter Telecommunications Co., Ltd.	148	165,579
KDDI Corp.	255	1,834,709
Kajima Corp.	69,800	200,249
Kamigumi Co., Ltd.	21,000	196,262
Kaneka Corp.	25,000	164,265
The Kansai Electric Power Co., Inc.	64,800	1,290,407
Kansai Paint Co., Ltd.	18,000	164,001
Kao Corp.	47,100	1,238,456
Kawasaki Heavy Industries Ltd.	125,000	498,034
Kawasaki Kisen Kaisha, Ltd.	65,000	227,250
Keikyu Corp.	43,000	310,072
Keio Electric Railway Co., Ltd.	53,000	292,326
Keisei Electric Railway Co., Ltd.	24,000	142,034
Keyence Corp.	3,620	1,027,829
Kikkoman Corp.	13,000	137,005
Kinden Corp.	12,000	102,669
Kintetsu Corp.	141,000	452,812
Kirin Holdings Co., Ltd.	72,000	1,003,746
Kobe Steel Ltd.	214,000	486,648
Koito Manufacturing Co., Ltd.	8,000	139,803
Komatsu Ltd.	83,100	2,594,642
Konami Corp.	8,200	194,225
Konica Minolta Holdings, Inc.	42,000	350,804
Kubota Corp.	100,000	887,157
Kuraray Co., Ltd.	30,900	452,685

Common Stocks	Shares	Value
Japan (continued)
Kurita Water Industries, Ltd.	10,200	$304,296
Kyocera Corp.	13,400	1,364,361
Kyowa Hakko Kirin Co. Ltd.	24,000	228,934
Kyushu Electric Power Co., Inc.	34,700	624,795
Lawson, Inc.	5,500	288,535
MS&AD Insurance Group Holdings, Inc.	50,270	1,176,661
Mabuchi Motor Co., Ltd.	2,100	105,982
Makita Corp.	10,000	465,989
Marubeni Corp.	145,000	963,642
Marui Group Co., Ltd.	18,800	142,779
Maruichi Steel Tube, Ltd.	3,700	91,727
Mazda Motor Corp. (a)	128,400	338,360
McDonald’s Holdings Co. Japan, Ltd.	5,500	139,842
Medipal Holdings Corp.	12,200	108,132
Meiji Holdings Co., Ltd.	5,793	244,244
Minebea Co., Ltd.	28,000	149,391
Miraca Holdings, Inc.	5,100	206,635
Mitsubishi Chemical Holdings Corp.	116,500	825,534
Mitsubishi Corp.	118,700	2,964,871
Mitsubishi Electric Corp.	168,000	1,951,505
Mitsubishi Estate Co., Ltd.	110,000	1,930,494
Mitsubishi Gas Chemical Co., Inc.	36,000	263,755
Mitsubishi Heavy Industries Ltd.	266,200	1,251,732
Mitsubishi Logistics Corp.	9,000	101,244
Mitsubishi Materials Corp.	94,000	296,170
Mitsubishi Motors Corp. (a)	349,000	425,786
Mitsubishi Tanabe Pharma Corp.	18,900	316,322
Mitsubishi UFJ Financial Group, Inc.	1,109,874	5,408,789
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,260	203,567
Mitsui & Co. Ltd.	152,200	2,631,557
Mitsui Chemicals, Inc.	70,000	255,070
Mitsui Engineering & Shipbuilding Co., Ltd.	59,000	128,832
Mitsui Fudosan Co. Ltd.	74,000	1,274,494
Mitsui OSK Lines Ltd.	100,000	538,076
Mizuho Financial Group, Inc.	1,784,440	2,932,955
Mizuho Securities Co., Ltd. (a)	48,300	116,407
Mizuho Trust & Banking Co., Ltd.	136,000	120,496
Murata Manufacturing Co., Ltd.	17,700	1,183,394
NEC Corp. (a)	231,000	527,506
NGK Insulators Ltd.	23,000	428,480
NGK Spark Plug Co., Ltd.	15,000	207,262
NHK Spring Co., Ltd.	12,000	122,713
NKSJ Holdings, Inc.	129,100	852,084
NOK Corp.	8,400	143,956
NSK Ltd.	40,000	399,329
NTN Corp.	41,000	233,562
NTT Data Corp.	109	362,248
NTT DoCoMo, Inc.	1,333	2,380,660
NTT Urban Development Corp.	89	76,345
Nabtesco Corp.	9,000	218,027
Namco Bandai Holdings, Inc.	17,300	208,247
Nidec Corp.	9,500	886,923
Nikon Corp.	29,300	692,896
Nintendo Co., Ltd.	8,700	1,633,758
Nippon Building Fund, Inc.	48	469,060
Nippon Electric Glass Co., Ltd.	34,500	442,674
Nippon Express Co., Ltd.	77,000	312,013
Nippon Meat Packers, Inc.	15,000	215,174
Nippon Paper Group, Inc.	8,894	197,349
Nippon Sheet Glass Co., Ltd.	75,000	233,195

See Notes to Financial Statements.

22	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Nippon Steel Corp.	448,000	$1,453,379
Nippon Telegraph & Telephone Corp.	41,776	2,014,933
Nippon Yusen KK	134,000	497,855
The Nishi-Nippon City Bank Ltd.	56,000	165,413
Nissan Motor Co., Ltd.	216,600	2,276,295
Nisshin Seifun Group, Inc.	15,500	193,731
Nisshin Steel Co., Ltd.	62,000	118,574
Nissin Foods Holdings Co., Ltd.	5,500	200,355
Nitori Holdings Co., Ltd.	3,150	298,966
Nitto Denko Corp.	14,210	722,026
Nomura Holdings, Inc.	307,300	1,516,430
Nomura Real Estate Holdings, Inc.	8,300	138,387
Nomura Real Estate Office Fund, Inc.	25	165,515
Nomura Research Institute Ltd.	9,400	205,899
OJI Paper Co., Ltd.	74,000	354,910
ORIX Corp.	9,260	900,737
Obayashi Corp.	58,000	253,330
Odakyu Electric Railway Co., Ltd.	57,000	452,586
Olympus Corp.	18,900	637,725
Omron Corp.	17,900	497,770
Ono Pharmaceutical Co., Ltd.	7,600	406,588
Oracle Corp. Japan	3,200	139,455
Oriental Land Co., Ltd.	4,300	364,760
Osaka Gas Co., Ltd.	169,000	641,036
Otsuka Corp.	1,300	80,937
Otsuka Holdings Co., Ltd.	21,900	579,488
Panasonic Corp.	191,900	2,346,796
Rakuten, Inc.	631	653,100
Resona Holdings, Inc.	164,256	772,796
Ricoh Co., Ltd.	60,000	665,603
Rinnai Corp.	2,700	194,979
Rohm Co., Ltd.	8,600	493,394
SBI Holdings, Inc.	1,670	155,194
SMC Corp.	4,700	847,269
Sankyo Co., Ltd.	4,500	232,504
Santen Pharmaceutical Co., Ltd.	6,300	255,401
Secom Co., Ltd.	18,600	891,806
Sega Sammy Holdings, Inc.	18,732	362,103
Seiko Epson Corp.	11,900	206,272
Sekisui Chemical Co., Ltd.	40,000	341,763
Sekisui House Ltd.	49,000	456,243
Seven & I Holdings Co., Ltd.	65,600	1,764,245
Seven Bank Ltd.	44	87,924
Sharp Corp.	86,000	784,838
Shikoku Electric Power Co., Inc.	16,200	367,886
Shimadzu Corp.	20,000	183,184
Shimamura Co., Ltd.	1,900	181,123
Shimano, Inc.	6,500	357,593
Shimizu Corp.	53,000	220,882
Shin-Etsu Chemical Co. Ltd.	35,700	1,913,582
Shinsei Bank Ltd.	116,000	116,029
Shionogi & Co., Ltd.	26,300	430,677
Shiseido Co., Ltd.	31,000	578,649
The Shizuoka Bank Ltd.	52,000	478,134
Showa Denko KK	129,000	267,213
Showa Shell Sekiyu KK	17,300	160,671
Softbank Corp.	75,200	2,847,995
Sojitz Corp.	113,700	212,981
Sony Corp.	87,300	2,303,433
Sony Financial Holdings, Inc.	15,800	285,657
Square Enix Holdings Co., Ltd.	5,300	95,387

Common Stocks	Shares	Value
Japan (continued)
Stanley Electric Co., Ltd.	13,500	$236,988
Sumco Corp. (a)	10,600	179,462
Sumitomo Chemical Co., Ltd.	137,000	684,053
Sumitomo Corp.	97,300	1,323,694
Sumitomo Electric Industries Ltd.	65,100	949,525
Sumitomo Heavy Industries Ltd.	49,000	342,014
Sumitomo Metal Industries Ltd.	292,000	655,966
Sumitomo Metal Mining Co., Ltd.	46,000	755,745
Sumitomo Mitsui Financial Group, Inc.	116,750	3,599,950
Sumitomo Mitsui Trust Holdings, Inc.	268,820	935,690
Sumitomo Realty & Development Co., Ltd.	31,000	692,838
Sumitomo Rubber Industries Ltd.	14,400	174,256
Suruga Bank Ltd.	18,000	156,932
Suzuken Co., Ltd.	5,700	131,495
Suzuki Motor Corp.	28,900	651,450
Sysmex Corp.	6,200	233,194
T&D Holdings, Inc.	24,950	593,864
TDK Corp.	10,800	595,744
THK Co., Ltd.	11,000	281,123
Taisei Corp.	93,000	213,426
Taisho Pharmaceutical Co., Ltd.	10,000	225,293
Taiyo Nippon Sanso Corp.	22,000	175,207
Takashimaya Co., Ltd.	22,000	151,776
Takeda Pharmaceutical Co., Ltd.	69,100	3,193,588
Teijin, Ltd.	84,000	370,258
Terumo Corp.	14,800	801,191
Tobu Railway Co., Ltd.	89,000	374,628
Toho Co. Ltd.	9,900	164,385
Toho Gas Co., Ltd.	35,000	189,403
Tohoku Electric Power Co., Inc.	39,300	567,121
Tokio Marine Holdings, Inc.	62,700	1,755,248
The Tokyo Electric Power Co., Inc.	125,500	508,042
Tokyo Electron, Ltd.	15,200	831,179
Tokyo Gas Co., Ltd.	224,000	1,010,992
Tokyu Corp.	100,000	415,746
Tokyu Land Corp.	38,000	161,446
TonenGeneral Sekiyu KK	24,000	295,210
Toppan Printing Co., Ltd.	51,000	395,687
Toray Industries, Inc.	129,700	957,728
Toshiba Corp.	353,000	1,861,138
Tosoh Corp.	45,000	180,705
Toto Ltd.	27,000	210,144
Toyo Seikan Kaisha Ltd.	14,000	235,715
Toyo Suisan Kaisha Ltd.	8,000	189,261
Toyoda Gosei Co., Ltd.	5,700	129,444
Toyota Boshoku Corp.	5,100	84,737
Toyota Industries Corp.	15,700	518,340
Toyota Motor Corp.	240,300	9,895,359
Toyota Tsusho Corp.	17,900	307,215
Trend Micro, Inc.	9,100	282,712
Tsumura & Co.	5,000	159,844
USS Co., Ltd.	1,940	150,493
Ube Industries Ltd.	87,000	261,926
Uni-charm Corp.	9,800	428,160
Ushio, Inc.	8,700	172,019
West Japan Railway Co.	15,000	585,585
Yahoo! Japan Corp.	1,308	450,143
Yakult Honsha Co., Ltd.	8,900	257,451
Yamada Denki Co., Ltd.	7,250	590,727
Yamaguchi Financial Group, Inc.	20,000	186,585
Yamaha Corp.	13,300	151,680
Yamaha Motor Co., Ltd. (a)	24,300	446,334

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	23

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Yamato Holdings Co., Ltd.	35,100	$552,148
Yamato Kogyo Co., Ltd.	3,800	118,336
Yamazaki Baking Co., Ltd.	10,000	133,891
Yaskawa Electric Corp.	19,000	213,308
Yokogawa Electric Corp. (a)	17,700	151,067
		202,435,781
Luxembourg — 0.5%
ArcelorMittal	74,455	2,589,269
Millicom International Cellular SA	6,655	697,240
SES Global	26,021	730,975
Tenaris SA	41,257	943,094
		4,960,578
Netherlands — 2.7%
ASML Holding NV	37,661	1,389,116
Aegon NV (a)	151,377	1,031,486
Akzo Nobel NV	20,364	1,286,613
Corio NV	5,006	331,532
Delta Lloyd NV	8,681	206,199
European Aeronautic Defence and Space Co. NV	35,355	1,183,246
Fugro NV	5,871	422,875
Heineken Holding NV	10,182	521,251
Heineken NV	22,387	1,347,404
ING Groep NV CVA (a)	334,126	4,117,603
Koninklijke Ahold NV	104,421	1,403,968
Koninklijke Boskalis Westminster NV	6,070	287,213
Koninklijke DSM NV	13,498	875,972
Koninklijke KPN NV	137,009	1,992,796
Koninklijke Philips Electronics NV	85,486	2,196,994
Koninklijke Vopak NV	5,984	293,060
QIAGEN NV (a)	20,535	393,676
Randstad Holding NV	10,253	474,077
Reed Elsevier NV	59,247	795,908
SBM Offshore NV	14,390	380,479
STMicroelectronics NV	54,709	544,557
TNT Express NV (a)	32,142	333,360
TNT NV	29,064	246,284
Unilever NV	141,973	4,659,643
Wolters Kluwer NV	25,969	575,748
		27,291,060
New Zealand — 0.1%
Auckland International Airport Ltd.	81,425	150,346
Contact Energy, Ltd.	29,916	132,933
Fletcher Building Ltd.	59,637	426,739
Sky City Ltd.	51,491	154,758
Telecom Corp. of New Zealand Ltd.	173,312	353,231
		1,218,007
Norway — 0.8%
Aker Solutions ASA	14,045	280,612
DnB NOR ASA	84,493	1,177,115
Gjensidige Forsikring ASA	17,265	212,806
Norsk Hydro ASA	80,174	613,733
Orkla ASA	66,423	632,385
Renewable Energy Corp. ASA (a)	39,887	68,381
Statoil ASA	96,798	2,450,538
Subsea 7 SA (a)	24,130	617,177
Telenor ASA	65,807	1,076,951
Yara International ASA	16,601	932,731
		8,062,429

Common Stocks	Shares	Value
Portugal — 0.2%
Banco Comercial Portugues SA, Registered Shares (a)	286,234	$170,254
Banco Espirito Santo SA, Registered Shares	44,077	164,319
Cimpor Cimentos de Portugal SGPS SA	16,593	126,682
Energias de Portugal SA	167,759	595,350
Galp Energia SGPS SA	20,400	486,534
Jeronimo Martins SGPS SA	19,417	372,916
Portugal Telecom SGPS SA, Registered Shares	57,888	569,083
		2,485,138
Singapore — 1.7%
Ascendas Real Estate Investment Trust	150,962	251,088
CapitaLand Ltd.	223,749	531,546
CapitaMall Trust	163,700	249,522
CapitaMalls Asia Ltd.	110,000	132,067
City Developments, Ltd.	42,535	361,160
ComfortDelGro Corp., Ltd.	153,816	183,091
Cosco Corp. (Singapore) Ltd.	81,002	129,151
DBS Group Holdings Ltd.	152,407	1,823,133
Fraser and Neave Ltd.	78,096	368,991
Genting Singapore Plc (a)	536,227	845,431
Global Logistic Properties Ltd. (a)	159,000	267,115
Golden Agri-Resources, Ltd.	586,251	325,689
Hutchison Port Holdings Trust (a)	460,000	388,700
Jardine Cycle & Carriage Ltd.	9,721	341,104
Keppel Corp. Ltd.	123,577	1,118,081
Keppel Land Ltd.	66,000	195,022
Neptune Orient Lines Ltd.	73,350	91,739
Noble Group Ltd.	332,840	535,992
Olam International, Ltd.	117,900	262,092
Oversea-Chinese Banking Corp. Ltd.	217,914	1,664,503
SembCorp Industries, Ltd.	89,590	364,831
SembCorp Marine Ltd.	74,197	321,095
Singapore Airlines Ltd.	47,009	544,092
Singapore Exchange, Ltd.	76,000	467,012
Singapore Press Holdings Ltd.	133,316	423,682
Singapore Technologies Engineering, Ltd.	130,213	319,740
Singapore Telecommunications Ltd.	698,132	1,799,459
StarHub, Ltd.	52,157	118,612
UOL Group Ltd.	38,457	156,163
United Overseas Bank Ltd.	107,572	1,727,084
Wilmar International Ltd.	168,670	746,198
Yangzijiang Shipbuilding Holdings Ltd.	161,183	192,302
		17,245,487
Spain — 3.5%
ACS Actividades de Construccion y Servicios SA	12,194	575,534
Abertis Infraestructuras SA	31,814	710,076
Acciona SA	2,167	230,072
Acerinox SA	8,050	146,788
Amadeus IT Holding SA, Class A (a)	21,210	440,866
Banco Bilbao Vizcaya Argentaria SA	371,990	4,366,710
Banco de Sabadell SA	97,907	403,876
Banco Popular Espanol SA	82,933	466,627
Banco Santander SA	735,560	8,473,753
Bankinter SA	18,086	122,690
Criteria Caixacorp SA	72,524	505,012
EDP Renovaveis SA (a)	19,120	126,127
Enagas SA	15,149	366,820
Ferrovial SA	31,418	396,983
Fomento de Construcciones y Contratas SA	4,167	127,120

See Notes to Financial Statements.

24	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain (concluded)
Gas Natural SDG SA	27,842	$583,156
Gestevision Telecinco SA	13,979	121,547
Grifols SA	11,816	237,037
Iberdrola Renovables	75,820	334,934
Iberdrola SA (a)	330,956	2,944,446
Inditex SA	19,069	1,737,448
Indra Sistemas SA	8,623	177,875
International Consolidated Airlines Group SA (a)	79,390	323,369
Mapfre SA	62,698	232,624
Red Electrica de Espana	9,332	562,953
Repsol YPF SA	69,018	2,393,922
Telefonica SA	357,972	8,743,011
Zardoya Otis SA	13,552	199,117
Zardoya Otis SA (a)	11,840	8,980
		36,059,473
Sweden — 3.0%
Alfa Laval AB	29,044	626,373
Assa Abloy AB, Series B	26,989	725,417
Atlas Copco AB, Class A	58,509	1,540,913
Atlas Copco AB, Class B	33,806	797,515
Boliden AB	23,635	436,506
Electrolux AB	20,851	498,674
Getinge AB, Class B	17,462	469,578
Hennes & Mauritz AB, B Shares	88,816	3,062,475
Hexagon AB	22,073	543,485
Holmen AB, Class B	4,661	145,342
Husqvarna AB	38,981	258,279
Industrivarden AB	9,633	159,400
Investor AB	40,154	920,857
Kinnevik Investment AB	17,419	386,910
Modern Times Group AB	4,086	270,240
Nordea Bank AB	230,162	2,471,941
Ratos AB	16,128	310,004
SKF AB	34,197	990,165
SSAB AB, Series A	13,368	199,716
Sandvik AB	87,804	1,538,269
Scania AB	27,457	637,356
Securitas AB	26,566	281,273
Skandinaviska Enskilda Banken AB, Class A	124,181	1,015,362
Skanska AB, Class B	34,795	623,733
Svenska Cellulosa AB	49,334	695,587
Svenska Handelsbanken, Class A	42,951	1,324,290
Swedbank AB, Class A	71,225	1,197,714
Swedish Match AB	18,829	632,207
Tele2 AB	27,468	542,165
Telefonaktiebolaget LM Ericsson	262,867	3,784,103
TeliaSonera AB	189,163	1,387,606
Volvo AB, B Shares	119,887	2,098,775
		30,572,230
Switzerland — 8.2%
ABB Ltd. (a)	191,049	4,963,894
Actelion Ltd. (a)	9,476	467,581
Adecco SA, Registered Shares (a)	11,406	732,098
Aryzta AG	7,164	384,764
Baloise Holding AG	4,070	419,968
Compagnie Financière Richemont SA	45,666	2,992,632
Crédit Suisse Group AG	98,302	3,831,047
GAM Holdings Ltd. (a)	17,488	287,737
Geberit AG (a)	3,365	798,312
Givaudan SA	721	762,722

Common Stocks	Shares	Value
Switzerland (concluded)
Holcim Ltd. (a)	21,374	$1,616,409
Julius Baer Group Ltd. (a)	17,891	739,042
Kuehne & Nagel International AG	4,696	713,440
Lindt & Spruengli AG	83	258,650
Lindt & Spruengli AG, Registered Shares	9	328,046
Lonza Group AG, Registered Shares	4,333	339,460
Nestlé SA, Registered Shares	301,959	18,790,453
Novartis AG, Registered Shares	203,381	12,464,634
Pargesa Holding SA	2,484	230,221
Roche Holding AG	61,226	10,250,500
SGS SA	471	894,682
Schindler Holding AG	4,208	511,799
Schindler Holding AG, Registered Shares	1,929	234,256
Sika AG	184	444,162
Sonova Holding AG (a)	4,234	395,324
Straumann Holding AG, Registered Shares	656	158,198
Sulzer AG	2,068	337,187
The Swatch Group Ltd., Bearer Shares	2,665	1,345,045
The Swatch Group Ltd., Registered Shares	3,649	328,082
Swiss Life Holding	2,716	445,428
Swiss Reinsurance Co., Registered Shares (a)	30,572	1,716,686
Swisscom AG	2,051	940,254
Syngenta AG, Registered Shares	8,278	2,797,553
Synthes, Inc.	5,765	1,014,146
Transocean Ltd.	27,846	1,817,905
UBS AG (a)	317,167	5,788,159
Zurich Financial Services AG (a)	12,646	3,199,939
		83,740,415
United Kingdom — 20.8%
3i Group Plc	84,667	382,338
ARM Holdings Plc	118,543	1,114,732
Admiral Group Plc	17,676	471,377
Aggreko Plc	23,635	732,272
Amec Plc	28,479	497,630
Anglo American Plc	115,065	5,706,527
Antofagasta Plc	33,994	760,722
Associated British Foods Plc	30,780	535,508
AstraZeneca Plc	121,242	6,059,831
Autonomy Corp. Plc (a)	19,858	543,951
Aviva Plc	246,758	1,736,940
BAE Systems Plc	296,607	1,517,340
BG Group Plc	295,261	6,704,173
BHP Billiton Plc	190,175	7,472,694
BP Plc	1,638,262	12,062,510
BT Group Plc	675,124	2,189,025
Babcock International Group Plc	30,277	346,226
Balfour Beatty Plc	60,162	298,281
Barclays Plc	1,008,618	4,137,705
British American Tobacco Plc	174,017	7,630,922
British Land Co. Plc	72,206	705,963
British Sky Broadcasting Group Plc	100,004	1,357,664
Bunzl Plc	27,854	348,806
Burberry Group Plc	38,491	895,095
Cairn Energy Plc (a)	120,406	802,979
The Capita Group Plc	53,066	609,482
Capital Shopping Centres Group Plc	47,118	302,294
Carnival Plc	15,993	619,695
Centrica Plc	447,836	2,325,377
Cobham Plc	100,563	341,303

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	25

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
Compass Group Plc	165,397	$1,594,782
Diageo Plc	218,265	4,465,469
Essar Energy Plc (a)	29,542	193,785
Eurasian Natural Resources Corp. Plc	21,888	274,640
Experian Plc	87,473	1,114,223
Fresnillo Plc	15,122	340,647
G4S Plc	123,087	553,310
GlaxoSmithKline Plc	452,024	9,688,800
Glencore International Plc (a)	71,533	563,702
HSBC Holdings Plc	1,543,080	15,299,227
Hammerson Plc	62,940	486,605
Home Retail Group	71,142	187,017
ICAP Plc	49,487	375,326
ITV Plc (a)	324,878	373,036
Imperial Tobacco Group Plc	88,550	2,948,049
Inmarsat Plc	39,692	354,193
Intercontinental Hotels Group Plc	25,177	515,393
International Power Plc	132,634	685,021
Intertek Group Plc	13,998	443,623
Invensys Plc	73,110	378,167
Investec Plc	41,548	337,245
J Sainsbury Plc	105,468	558,691
Johnson Matthey Plc	18,713	590,938
Kazakhmys Plc	18,615	412,639
Kingfisher Plc	208,593	896,029
Land Securities Group Plc	67,387	921,857
Legal & General Group Plc	517,011	979,433
Lloyds TSB Group Plc (a)	3,555,382	2,793,939
London Stock Exchange Group Plc	12,623	215,058
Lonmin Plc	14,124	329,602
Man Group Plc	161,815	615,505
Marks & Spencer Group Plc	136,639	792,090
National Grid Plc	306,947	3,021,646
Next Plc	15,911	594,460
Old Mutual Plc	474,026	1,014,714
Pearson Plc	71,569	1,353,889
Petrofac Ltd.	22,607	549,734
Prudential Plc	222,862	2,573,344
RSA Insurance Group Plc	310,783	672,221
Randgold Resources Ltd.	8,004	674,166
Reckitt Benckiser Group Plc	53,686	2,965,189
Reed Elsevier Plc	106,764	972,015
Resolution, Ltd.	126,155	594,707
Rexam Plc	77,986	479,450
Rio Tinto Plc, Registered Shares	126,068	9,102,833
Rolls-Royce Group Plc	15,289,824	24,539
Rolls-Royce Holdings Plc (a)	163,821	1,696,514
Royal Bank of Scotland Group Plc (a)	1,515,761	937,591
Royal Dutch Shell Plc	310,590	11,051,902
Royal Dutch Shell Plc, Class B	234,937	8,383,947
SABMiller Plc	82,809	3,022,570
The Sage Group Plc	115,262	534,368
Schroders Plc	10,062	249,823
Scottish & Southern Energy Plc	81,494	1,822,662
Segro Plc	67,170	336,780
Serco Group Plc	41,765	370,478
Severn Trent Plc	20,836	492,263
Shire Plc	49,106	1,535,382
Smith & Nephew Plc	78,984	846,446
Smiths Group Plc	34,027	656,353
Standard Chartered Plc	204,648	5,375,626

Common Stocks	Shares	Value
United Kingdom (concluded)
Standard Life Plc	196,292	$663,450
TUI Travel Plc	42,176	151,800
Tesco Plc	701,278	4,530,943
Tullow Oil Plc	77,947	1,552,245
Unilever Plc	112,120	3,617,669
United Utilities Group Plc	58,600	563,619
Vedanta Resources Plc	10,542	354,377
Vodafone Group Plc	4,512,358	11,965,152
WPP Plc	110,696	1,386,784
The Weir Group Plc	18,435	629,312
Whitbread Plc	15,559	403,405
William Morrison Supermarkets Plc	199,662	954,976
Wolseley Plc	24,529	800,663
Xstrata Plc	181,107	3,988,953
		212,956,363
Total Common Stocks — 97.8%		1,003,861,438

Rights
Spain — 0.0%
Banco Popular Espanol SA (expires 12/31/49)	82,933	6,013
Criteria Caixacorp SA (expires 7/15/11)	72,524	5,469
Total Rights — 0.0%		11,482
Total Long-Term Investments (Cost — $883,977,674) — 97.8%		1,003,872,920

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.07% (b)(c)	5,986,018	5,986,018
Total Short-Term Securities (Cost — $5,986,018) — 0.6%		5,986,018
Total Investments (Cost — $889,963,692*) — 98.4%		1,009,858,938
Other Assets Less Liabilities — 1.6%		16,149,286
Net Assets — 100.0%		$1,026,008,224

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$929,845,965
Gross unrealized appreciation	$201,888,644
Gross unrealized depreciation	(121,875,671)
Net unrealized appreciation	$80,012,973

(a)	Non-income producing security.

See Notes to Financial Statements.

26	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	2,576,868	3,409,150	5,986,018	$1,133

(c)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Index	Exchange	Expiration	Notional Value	Unrealized Appreciation
142	DJ Euro Stoxx 50	Eurex	September 2011	$5,591,085	$195,825
7	Emini MSCI EAFE	Chicago Mercantile	September 2011	$571,642	28,924
54	FTSE 100 Index	LIFFE	September 2011	$5,021,551	136,652
18	SPI 200 Index	Sydney	September 2011	$2,162,284	39,625
34	TOPIX Index	Tokyo	September 2011	$3,480,500	104,746
Total					$505,772

•	Foreign currency exchange contracts as of June 30,2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	444,000	USD	473,748	Deutsche Bank AG	7/01/11	$2,464
CHF	378,000	USD	452,966	Deutsche Bank AG	7/01/11	(3,367)
DKK	380,000	USD	73,478	Deutsche Bank AG	7/01/11	403
EUR	1,047,000	USD	1,510,298	Deutsche Bank AG	7/01/11	8,009
GBP	579,000	USD	929,642	Deutsche Bank AG	7/01/11	(376)
ILS	128,000	USD	37,369	Deutsche Bank AG	7/01/11	256
JPY	78,117,000	USD	965,719	Deutsche Bank AG	7/01/11	4,618
NOK	334,000	USD	62,041	Deutsche Bank AG	7/01/11	(134)
NZD	10,000	USD	8,235	Deutsche Bank AG	7/01/11	50
SEK	1,396,000	USD	219,618	Deutsche Bank AG	7/01/11	1,087
SGD	127,000	USD	102,976	Deutsche Bank AG	7/01/11	419
CHF	59,000	USD	70,221	Deutsche Bank AG	7/05/11	(46)
EUR	128,000	USD	185,728	Deutsche Bank AG	7/05/11	(109)
GBP	74,000	USD	118,896	Deutsche Bank AG	7/05/11	(129)
Total						$13,145

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Series’ Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$1,204,166	$85,285,483	$11	$86,489,660
Austria	554,958	2,858,204	—	3,413,162
Belgium	320,243	9,245,484	—	9,565,727
Bermuda	—	939,056	—	939,056
China	—	79,115	—	79,115
Cyprus	—	224,579	—	224,579
Denmark	446,767	10,189,763	—	10,636,530
Finland	—	9,719,272	—	9,719,272
France	410,314	99,209,854	—	99,620,168
Germany	977,003	89,199,514	—	90,176,517
Greece	—	2,044,413	—	2,044,413
Hong Kong	—	27,354,690	—	27,354,690
Ireland	—	2,759,210	1	2,759,211
Israel	109,160	6,978,918	—	7,088,078
Italy	391,445	26,332,854	—	26,724,299
Japan	—	202,435,781	—	202,435,781
Luxembourg	—	4,960,578	—	4,960,578
Netherlands	2,719,832	24,571,228	—	27,291,060
New Zealand	—	1,218,007	—	1,218,007
Norway	212,806	7,849,623	—	8,062,429
Portugal	—	2,485,138	—	2,485,138
Singapore	388,700	16,856,787	—	17,245,487
Spain	637,749	35,421,724	—	36,059,473
Sweden	3,062,475	27,509,755	—	30,572,230
Switzerland	3,947,110	79,793,305	—	83,740,415
United Kingdom	917,895	212,038,468	—	212,956,363
Rights:
Spain	11,482	—	—	11,482
Short-Term Securities	5,986,018	—	—	5,986,018
Total	$22,298,123	$987,560,803	$12	$1,009,858,938

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	27

Schedule of Investments (concluded)	Master International Index Series

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$505,772	—	—	$505,772
Foreign currency exchange contracts	—	$17,306	—	17,306
Liabilities:
Foreign currency exchange contracts	—	(4,161)	—	(4,161)
Total	$505,772	$13,145	—	$518,917

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

28	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Statement of Assets and Liabilities	Master International Index Series

June 30, 2011 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $883,977,674)	$1,003,872,920
Investments at value — affiliated (cost — $5,986,018)	5,986,018
Unrealized appreciation on foreign currency exchange contracts	17,306
Foreign currency at value (cost — $8,962,021)	9,005,769
Cash pledged as collateral for financial futures contracts	1,202,000
Dividends receivable	5,996,832
Contributions receivable from investors	1,047,760
Margin variation receivable	100,552
Investments sold receivable	11,214
Prepaid expenses	19,579
Total assets	1,027,259,950

Liabilities
Bank overdraft	597,687
Unrealized depreciation on foreign currency exchange contracts	4,161
Investments purchased payable	468,190
Investment advisory fees payable	8,151
Other affiliates payable	4,964
Directors’ fees payable	368
Other accrued expenses payable	168,205
Total liabilities	1,251,726
Net Assets	$1,026,008,224

Net Assets Consist of
Investors’ capital	$905,026,999
Net unrealized appreciation/depreciation	120,981,225
Net Assets	$1,026,008,224

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	29

Statement of Operations	Master International Index Series

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Dividends — unaffiliated	$24,093,115
Foreign taxes withheld	(2,600,722)
Dividends — affiliated	1,133
Total income	21,493,526

Expenses
Investment advisory	48,607
Custodian	141,061
Accounting services	78,474
Pricing	61,674
Professional	39,872
Directors	10,998
Printing	891
Miscellaneous	14,079
Total expenses	395,656
Less fees waived by advisor	(3,315)
Total expenses after fees waived and paid indirectly	392,341
Net investment income	21,101,185

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,747,518)
Financial futures contracts	(276,824)
Foreign currency transactions	828,771
(2,195,571)
Net change in unrealized appreciation/depreciation on:
Investments	31,368,465
Financial futures contracts	500,840
Foreign currency transactions	264,041
32,133,346
Total realized and unrealized gain	29,937,775
Net Increase in Net Assets Resulting from Operations	$51,038,960

See Notes to Financial Statements.

30	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Statements of Changes in Net Assets	Master International Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$21,101,185	$21,715,802
Net realized loss	(2,195,571)	(21,606,488)
Net change in unrealized appreciation/depreciation	32,133,346	84,313,481
Net increase in net assets resulting from operations	51,038,960	84,422,795

Capital Transactions
Proceeds from contributions	135,883,215	325,133,239
Value of withdrawals	(83,614,306)	(236,135,595)
Net increase in net assets derived from capital transactions	52,268,909	88,997,644

Net Assets
Total increase in net assets	103,307,869	173,420,439
Beginning of period	922,700,355	749,279,916
End of period	$1,026,008,224	$922,700,355

Financial Highlights	Master International Index Series

	Six Months Ended June 30, 2011 (Unaudited)

		Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Net investment income	5.50%[1]	7.66%	28.99%	(41.94)%	10.80%	26.61%

Ratios to Average Net Assets
Total expenses	0.08%[2]	0.11%	0.09%	0.11%	0.10%	0.11%
Total expenses after fees waived and paid indirectly	0.08%[2]	0.10%	0.09%	0.10%	0.09%	0.10%
Net investment income	4.34%[2]	2.73%	2.98%	3.54%	2.86%	2.70%

Supplemental Data
Net assets, end of period (000)	$1,026,008	$922,700	$749,280	$706,119	$1,143,172	$829,986
Portfolio turnover	1%	8%	30%	30%	30%	23%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	31

Notes to Financial Statements (Unaudited)	Master International Index Series

1. Organization and Significant Accounting Policies:

Master International Index Series (the “Series”), a diversified open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at its last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Series’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts and foreign currency exchange contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

32	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Notes to Financial Statements (continued)	Master International Index Series

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Series and each of its respective counterparties. The ISDA Master Agreement allows the Series to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	33

Notes to Financial Statements (continued)	Master International Index Series

broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies, in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2011
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$17,306	Unrealized depreciation on foreign currency exchange contracts	$4,161
Equity contracts	Net unrealized appreciation/ depreciation*	$505,772	Net unrealized appreciation/ depreciation*	—
Total		$523,078		$4,161

*

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2011
	Net Realized Gain (Loss) from
	Financial Futures Contracts	Foreign Currency Exchange Contracts
Foreign currency exchange contracts	—	$711,831
Equity contracts	$(164,610)	—

	Net Change in Unrealized Appreciation/Depreciation on
	Financial Futures Contracts	Foreign Currency Exchange Contracts
Foreign currency exchange contracts	—	$13,145
Equity contracts	$497,839	—

For the six months ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	217
Average notional value of contracts purchased	$14,582,339
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	2
Average number of contracts — US dollars sold	12
Average US dollar amounts purchased	$260,752
Average US dollar amounts sold	$3,445,122

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Series’ expenses will not exceed 0.12% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2012 unless approved by the Board, including a majority of the independent Directors. For the

34	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Notes to Financial Statements (concluded)	Master International Index Series

six months ended June 30, 2011, the Series waived $2,108, which is included in fees waived by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. For the six months ended June 30, 2011, the Series waived $1,207, which is included in fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2011, the Series reimbursed the Manager $4,824 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2011, were $82,207,960 and $12,909,177, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the six months ended June 30, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of June 30, 2011, the Series had the following industry classifications:

Industry	Percent of Long-Term Investments
Commercial Banks	12%
Oil, Gas & Consumable Fuels	7%
Pharmaceuticals	7%
Metals & Mining	6%
Other*	68%

*	All other industries held were each less than 5% of long-term investments.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	35

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master International Index Series (the”Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. BlackRock International Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.”The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Fund, as applicable, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the Fund as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under

36	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio and/or the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17–18, 2011 Board meeting.

At an in-person meeting held on May 17–18, 2011, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2012. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio and the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund.

Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio and the Fund. BlackRock and its affiliates and significant shareholders provide the Master Portfolio and the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio and the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Fund, as applicable. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the Fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with,

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	37

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to funds in the Fund’s applicable Lipper category and the gross investment performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of the Master Portfolio and the Fund, as applicable, throughout the year.

The Board noted that the Fund’s gross performance exceeded its benchmark index during each of the one-, three- and five-year periods reported.

The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Fund: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual management fee ratio compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Master Portfolio’s total operating expenses as a percentage of the Master Portfolio’s average daily net assets and has contractually agreed to waive fees and/or reimburse expenses to limit the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Fund increase. The Board also considered the extent to which the Master Portfolio and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio.

38	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio and the Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master LLC considered the detailed review of BlackRock’s fee structure, as it applies to the Master LLC, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	39

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC Princeton, NJ 08540

Custodian
JPMorgan Chase Bank, N.A. Brooklyn, NY 11245

Transfer Agent
BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company Boston, MA 02116

Distributor
BlackRock Investments, LLC New York, NY 10022

Legal Counsel
Sidley Austin LLP New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP Princeton, NJ 08540

Address of the Fund
100 Bellevue Parkway Wilmington, DE 19809

40	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	41

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

42	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Fund
BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2011	43

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 2-06/11

June 30, 2011

Semi-Annual Report (Unaudited)

BlackRock S&P 500 Index Fund | of BlackRock Index Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

“Markets generally moved higher despite heightened volatility during the reporting period.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011	6-month	12-month
US large cap equities
(S&P 500® Index)	6.02%	30.69%
US small cap equities
(Russell 2000® Index)	6.21	37.41
International equities
(MSCI Europe, Australasia,
Far East Index)	4.98	30.36
Emerging market equities
(MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill
(BofA Merrill Lynch 3-Month
Treasury Bill Index)	0.08	0.16
US Treasury securities
(BofA Merrill Lynch 10-Year
US Treasury Index)	3.26	1.88
US investment grade bonds
(Barclays Capital US Aggregate
Bond Index)	2.72	3.90
Tax-exempt municipal bonds
(Barclays Capital Municipal
Bond Index)	4.42	3.48
US high yield bonds
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2011	BlackRock S&P 500 Index Fund

Investment Objective

BlackRock S&P 500 Index Fund’s (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), investment objective is to match the performance of the Standard & Poor’s 500® Index (the “S&P 500®”) as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2011, Institutional and Investor A Shares of the Fund returned 5.85% and 5.80%, respectively, while the benchmark S&P 500® returned 6.02% for the same period. The S&P 500® is an unmanaged index that covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

•

Returns for the Fund’s respective share classes differ from the benchmark based on individual share-class expenses. The Fund invests all of its assets in Master S&P 500 Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

US equity markets began the year on an upswing. Confidence levels were improving, the economy was recovering and investors were increasing their holdings of riskier assets. US stocks moved higher during the first four months of 2011 despite volatility from significant global events. Political turmoil spread across the Middle East/North Africa region and prices of oil and other commodities rose sharply. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor’s (“S&P”) changed its ratings outlook for long-term US and Japanese debt from stable to negative. But equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

•

Meanwhile, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of US and global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the US manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt.

•

From a sector perspective, health care stocks (+13.93%) led the index, driven by increased merger and acquisition activity. Energy stocks (+11.39%) benefited from rising oil prices earlier in the period. All other sectors provided positive returns with the exception of financials (–3.06%), where the banking industry remained under pressure amid heightened concerns about the sovereign debt crisis.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the S&P 500®, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Series’ Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

4	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any.

[2]	The Fund invests all of its assets in the Series. The Series’ investments are allocated among common stocks in approximately the same weightings as the S&P 500® Index.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended June 30, 2011

		Average Annual Total Returns[4]
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional	5.85%	30.36%	2.66%	2.41%
Investor A	5.80	30.03	2.41	2.16
S&P 500® Index	6.02	30.69	2.94	2.72

[4]

Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees. Past performance is not indicative of future results.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including exchange fees; and (b) operating expenses including administration fees, distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,058.50	$1.53	$1,000.00	$1,023.31	$1.51	0.30%
Investor A	$1,000.00	$1,058.00	$2.81	$1,000.00	$1,022.07	$2.76	0.55%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the Series in which it invests. Expenses are net of waiver.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Statement of Assets and Liabilities	BlackRock S&P 500 Index Fund

June 30, 2011 (Unaudited)
Assets
Investments at value — Master S&P 500 Index Series (cost — $1,425,917,945)	$1,887,799,636
Withdrawals receivable from the Series	3,928,380
Capital shares sold receivable	3,111,545
Prepaid expenses	117,507
Total assets	1,894,957,068

Liabilities
Capital shares redeemed payable	7,039,925
Administration fees payable	610,298
Service fees payable	317,990
Officer’s fees payable	406
Total liabilities	7,968,619
Net Assets	$1,886,988,449

Net Assets Consist of
Paid-in capital	$1,591,881,792
Undistributed net investment income	15,203,711
Accumulated net realized loss allocated from the Series	(181,978,745)
Net unrealized appreciation/depreciation allocated from the Series	461,881,691
Net Assets	$1,886,988,449

Net Asset Value
Institutional — Based on net assets of $1,109,587,325 and 68,136,898 shares outstanding, 250 million shares authorized, $0.0001 par value	$16.28
Investor A — Based on net assets of $777,401,124 and 47,880,522 shares outstanding, 250 million shares authorized, $0.0001 par value	$16.24

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	7

Statement of Operations	BlackRock S&P 500 Index Fund

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$17,971,612
Foreign taxes withheld	(7,219)
Securities lending — affiliated	105,539
Dividends — affiliated	103,817
Expenses	(372,405)
Fees waived	49,706
Total income	17,851,050

Expenses
Administration	1,804,737
Service — Investor A	958,010
Transfer agent — Institutional	292,537
Transfer agent — Investor A	228,232
Printing	50,398
Registration	23,675
Licensing	45,049
Professional	13,654
Officer	402
Miscellaneous	7,528
Total expenses	3,424,222
Net investment income	14,426,828

Realized and Unrealized Gain Allocated from the Series
Net realized gain from investments, short positions and financial futures contracts	4,655,050
Net change in unrealized appreciation/depreciation on investments, short positions and financial futures contracts	85,345,587
Total realized and unrealized gain	90,000,637
Net Increase in Net Assets Resulting from Operations	$104,427,465

See Notes to Financial Statements.

8	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Statements of Changes in Net Assets	BlackRock S&P 500 Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$14,426,828	$27,377,084
Net realized gain	4,655,050	14,775,569
Net change in unrealized appreciation/depreciation	85,345,587	187,677,017
Net increase in net assets resulting from operations	104,427,465	229,829,670

Dividends to Shareholders From
Net investment income:
Institutional	—	(17,049,427)
Investor A	—	(10,565,502)
Decrease in net assets resulting from dividends to shareholders	—	(27,614,929)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	21,916,724	(98,558,385)

Net Assets
Total increase in net assets	126,344,189	103,656,356
Beginning of period	1,760,644,260	1,656,987,904
End of period	$1,886,988,449	$1,760,644,260
Undistributed net investment income	$15,203,711	$776,883

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	9

Financial Highlights	BlackRock S&P 500 Index Fund

	Institutional
	Six Months Ended June 30, 2011 (Unaudited)
		Year Ended December 31,

		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$15.38	$13.63	$11.00	$18.01	$17.40	$15.29
Net investment income[1]	0.13	0.24	0.23	0.31	0.30	0.26
Net realized and unrealized gain (loss)	0.77	1.77	2.64	(7.01)	0.62	2.11
Net increase (decrease) from investment operations	0.90	2.01	2.87	(6.70)	0.92	2.37
Dividends from net investment income	—	(0.26)	(0.24)	(0.31)	(0.31)	(0.26)
Net asset value, end of period	$16.28	$15.38	$13.63	$11.00	$18.01	$17.40

Total Investment Return[2]
Based on net asset value	5.85%[3]	14.75%	26.15%	(37.20)%	5.29%	15.49%

Ratios to Average Net Assets[4]
Total expenses	0.30%[5]	0.33%	0.35%	0.35%	0.34%	0.35%
Total expenses after fees waived	0.30%[5]	0.33%	0.35%	0.35%	0.34%	0.35%
Net investment income	1.65%[5]	1.74%	2.02%	2.00%	1.64%	1.61%

Supplemental Data
Net assets, end of period (000)	$1,109,587	$1,018,080	$951,380	$813,527	$1,779,030	$1,699,791
Portfolio turnover of the Series	2%	5%	7%	8%	4%	4%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Financial Highlights (concluded)	BlackRock S&P 500 Index Fund

	Investor A
	Six Months Ended June 30, 2011 (Unaudited)

		Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$15.35	$13.61	$10.98	$17.96	$17.36	$15.26
Net investment income[1]	0.11	0.21	0.20	0.27	0.25	0.22
Net realized and unrealized gain (loss)	0.78	1.75	2.64	(6.98)	0.61	2.10
Net increase (decrease) from investment operations	0.89	1.96	2.84	(6.71)	0.86	2.32
Dividends from net investment income	—	(0.22)	(0.21)	(0.27)	(0.26)	(0.22)
Net asset value, end of period	$16.24	$15.35	$13.61	$10.98	$17.96	$17.36

Total Investment Return[2]
Based on net asset value	5.80%[3]	14.42%	25.92%	(37.36)%	4.97%	15.18%

Ratios to Average Net Assets[4]
Total expenses	0.56%[5]	0.58%	0.61%	0.60%	0.60%	0.60%
Total expenses after fees waived	0.55%[5]	0.58%	0.61%	0.60%	0.60%	0.60%
Net investment income	1.41%[5]	1.49%	1.76%	1.75%	1.38%	1.36%

Supplemental Data
Net assets, end of period (000)	$777,401	$742,564	$705,608	$579,920	$930,377	$969,213
Portfolio turnover of the Series	2%	5%	7%	8%	4%	4%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	11

Notes to Financial Statements (Unaudited)	BlackRock S&P 500 Index Fund

1. Organization and Significant Accounting Policies:

BlackRock S&P 500 Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), a series of Quantitative Master Series LLC, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Fund at June 30, 2011 was 76.6%. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers two classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a front-end sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series, including categorization of fair value measurements, is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade date basis. For financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted for utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

12	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Notes to Financial Statements (continued)	BlackRock S&P 500 Index Fund

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.195% of the Fund’s average daily net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Administrator voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitation as a percentage of net assets is 0.40% for Institutional Shares and 0.65% for Investor A Shares. The Administrator may reduce or discontinue this waiver and/or reimbursement at any time without notice.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of Investor A Shares. Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A shareholders.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2011, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$1,946
Investor A	$4,352

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of December 31, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,
2012	$12,985,387
2013	28,402,088
2014	26,517,609
2017	14,948,603
Total	$82,853,687

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	13

Notes to Financial Statements (concluded)	BlackRock S&P 500 Index Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	15,837,425	$254,267,668	29,561,942	$415,514,624
Shares issued to shareholders in reinvestment of dividends	—	—	1,076,994	16,287,469
Total issued	15,837,425	254,267,668	30,638,936	431,802,093
Shares redeemed	(13,902,091)	(223,814,933)	(34,242,137)	(481,214,108)
Net increase (decrease)	1,935,334	$30,452,735	(3,603,201)	$(49,412,015)

Investor A
Shares sold	5,698,607	$90,932,091	9,986,596	$139,337,943
Shares issued to shareholders in reinvestment of dividends	—	—	646,756	9,759,878
Total issued	5,698,607	90,932,091	10,633,352	149,097,821
Shares redeemed	(6,186,920)	(99,468,102)	(14,119,788)	(198,244,191)
Net decrease	(488,313)	$(8,536,011)	(3,486,436)	$(49,146,370)

5. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:

The Fund paid a net investment income dividend on July 22, 2011 to Common Shareholders of record on July 20, 2011 as follows:

Dividend Per Share
Institutional	$0.006778
Investor A	$0.006770

14	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Portfolio Information	Master S&P 500 Index Series

As of June 30, 2011

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	3%
Apple, Inc.	3
International Business Machines Corp.	2
Chevron Corp.	2
General Electric Co.	2
Microsoft Corp.	2
AT&T, Inc.	2
Johnson & Johnson	2
The Procter & Gamble Co.	1
Pfizer, Inc.	1

Sector Allocations	Percent of Long-Term Investments
Information Technology	18%
Financials	15
Energy	13
Health Care	12
Industrials	11
Consumer Discretionary	11
Consumer Staples	10
Materials	4
Utilities	3
Telecommunication Services	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for report ease.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	15

Schedule of Investments June 30, 2011 (Unaudited)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.9%
Boeing Co.	151,062	$11,168,014
General Dynamics Corp.	76,177	5,676,710
Goodrich Corp.	25,576	2,442,508
Honeywell International, Inc.	160,975	9,592,500
ITT Corp.	37,624	2,217,182
L-3 Communications Holdings, Inc.	21,741	1,901,251
Lockheed Martin Corp.	58,298	4,720,389
Northrop Grumman Corp.	59,969	4,158,850
Precision Castparts Corp.	29,480	4,853,882
Raytheon Co.	72,549	3,616,568
Rockwell Collins, Inc.	31,554	1,946,566
Textron, Inc.	56,141	1,325,489
United Technologies Corp.	187,396	16,586,420
		70,206,329
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	33,110	2,610,392
Expeditors International Washington, Inc.	43,634	2,233,624
FedEx Corp.	64,687	6,135,562
United Parcel Service, Inc., Class B	201,822	14,718,879
		25,698,457
Airlines — 0.1%
Southwest Airlines Co.	161,623	1,845,735
Auto Components — 0.3%
The Goodyear Tire & Rubber Co. (a)	49,829	835,632
Johnson Controls, Inc.	139,023	5,791,698
		6,627,330
Automobiles — 0.5%
Ford Motor Co. (a)	777,071	10,715,809
Harley-Davidson, Inc.	48,483	1,986,349
		12,702,158
Beverages — 2.5%
Brown-Forman Corp., Class B	21,058	1,572,822
The Coca-Cola Co.	468,444	31,521,597
Coca-Cola Enterprises, Inc.	66,551	1,941,958
Constellation Brands, Inc., Class A (a)	36,677	763,615
Dr. Pepper Snapple Group, Inc.	44,812	1,878,967
Molson Coors Brewing Co., Class B	32,338	1,446,802
PepsiCo, Inc.	323,453	22,780,795
		61,906,556
Biotechnology — 1.2%
Amgen, Inc. (a)	190,259	11,101,612
Biogen Idec, Inc. (a)	49,511	5,293,716
Celgene Corp. (a)	94,690	5,711,701
Cephalon, Inc. (a)	15,730	1,256,827
Gilead Sciences, Inc. (a)	161,095	6,670,944
		30,034,800
Building Products — 0.0%
Masco Corp.	73,584	885,216
Capital Markets — 2.3%
Ameriprise Financial, Inc.	49,614	2,861,736
The Bank of New York Mellon Corp.	253,778	6,501,792
BlackRock, Inc. (c)	19,692	3,777,122
The Charles Schwab Corp.	204,527	3,364,469
E*Trade Financial Corp. (a)	51,391	709,196
Federated Investors, Inc., Class B (b)	19,041	453,937
Franklin Resources, Inc.	29,516	3,875,156

Common Stocks	Shares	Value
Capital Markets (concluded)
The Goldman Sachs Group, Inc.	105,990	$14,106,209
Invesco Ltd.	94,615	2,213,991
Janus Capital Group, Inc.	38,242	361,005
Legg Mason, Inc.	30,222	990,073
Morgan Stanley	315,934	7,269,641
Northern Trust Corp.	49,295	2,265,598
State Street Corp.	103,274	4,656,625
T. Rowe Price Group, Inc.	53,071	3,202,304
		56,608,854
Chemicals — 2.2%
Air Products & Chemicals, Inc.	43,381	4,146,356
Airgas, Inc.	14,327	1,003,463
CF Industries Holdings, Inc.	14,656	2,076,316
The Dow Chemical Co.	240,393	8,654,148
E.I. du Pont de Nemours & Co.	189,986	10,268,743
Eastman Chemical Co.	14,546	1,484,710
Ecolab, Inc.	47,373	2,670,890
FMC Corp.	14,678	1,262,602
International Flavors & Fragrances, Inc.	16,575	1,064,778
Monsanto Co.	109,699	7,957,565
PPG Industries, Inc.	32,149	2,918,808
Praxair, Inc.	62,317	6,754,540
The Sherwin-Williams Co.	18,083	1,516,621
Sigma-Aldrich Corp.	24,835	1,822,392
		53,601,932
Commercial Banks — 2.7%
BB&T Corp.	142,918	3,835,919
Comerica, Inc.	36,347	1,256,516
Fifth Third Bancorp	188,000	2,397,000
First Horizon National Corp.	54,193	517,001
Huntington Bancshares, Inc.	175,479	1,151,142
KeyCorp	194,306	1,618,569
M&T Bank Corp.	25,760	2,265,592
Marshall & Ilsley Corp.	109,305	871,161
The PNC Financial Services Group, Inc. (c)	107,858	6,429,415
Regions Financial Corp.	256,158	1,588,179
SunTrust Banks, Inc.	110,271	2,844,992
U.S. Bancorp	394,119	10,053,976
Wells Fargo & Co.	1,082,296	30,369,226
Zions Bancorporation	37,685	904,817
		66,103,505
Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	21,640	835,953
Cintas Corp.	26,022	859,507
Iron Mountain, Inc.	41,117	1,401,678
Pitney Bowes, Inc.	42,041	966,523
R.R. Donnelley & Sons Co.	38,492	754,828
Republic Services, Inc., Class A	61,916	1,910,109
Stericycle, Inc. (a)	17,619	1,570,205
Waste Management, Inc.	97,332	3,627,564
		11,926,367
Communications Equipment — 2.0%
Cisco Systems, Inc. (a)	1,124,931	17,560,173
F5 Networks, Inc. (a)	16,632	1,833,678
Harris Corp.	25,956	1,169,577
JDS Uniphase Corp. (a)	46,470	774,190
Juniper Networks, Inc. (a)	108,879	3,429,688

See Notes to Financial Statements.

16	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
Motorola Mobility Holdings, Inc. (a)	59,942	$1,321,122
Motorola Solutions, Inc. (a)	69,545	3,201,852
QUALCOMM, Inc.	341,647	19,402,133
Tellabs, Inc.	75,314	347,198
		49,039,611
Computers & Peripherals — 4.2%
Apple, Inc. (a)	189,224	63,516,820
Dell, Inc. (a)	336,079	5,602,437
EMC Corp. (a)	421,025	11,599,239
Hewlett-Packard Co.	424,461	15,450,380
Lexmark International, Inc., Class A (a)	16,260	475,768
NetApp, Inc. (a)	75,282	3,973,384
SanDisk Corp. (a)	48,797	2,025,075
Western Digital Corp. (a)	47,769	1,737,836
		104,380,939
Construction & Engineering — 0.2%
Fluor Corp.	35,630	2,303,836
Jacobs Engineering Group, Inc. (a)	25,688	1,111,006
Quanta Services, Inc. (a)	44,234	893,527
		4,308,369
Construction Materials — 0.0%
Vulcan Materials Co.	26,619	1,025,630
Consumer Finance — 0.8%
American Express Co.	213,985	11,063,024
Capital One Financial Corp.	94,071	4,860,649
Discover Financial Services, Inc.	111,683	2,987,520
SLM Corp. (a)	107,318	1,804,016
		20,715,209
Containers & Packaging — 0.1%
Ball Corp.	34,383	1,322,370
Bemis Co.	21,556	728,162
Owens-Illinois, Inc. (a)	33,597	867,138
Sealed Air Corp.	32,730	778,647
		3,696,317
Distributors — 0.1%
Genuine Parts Co.	32,046	1,743,302
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	24,922	1,088,593
DeVry, Inc.	12,409	733,744
H&R Block, Inc.	62,722	1,006,061
		2,828,398
Diversified Financial Services — 3.8%
Bank of America Corp.	2,073,536	22,725,955
CME Group, Inc.	13,714	3,998,865
Citigroup, Inc.	597,655	24,886,354
IntercontinentalExchange, Inc. (a)(b)	15,119	1,885,491
JPMorgan Chase & Co.	813,122	33,289,215
Leucadia National Corp.	40,252	1,372,593
Moody’s Corp.	40,429	1,550,452
The NASDAQ Stock Market, Inc. (a)	30,831	780,024
NYSE Euronext	53,546	1,835,021
		92,323,970

Common Stocks	Shares	Value
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	1,211,787	$38,062,230
CenturyLink, Inc.	123,056	4,975,154
Frontier Communications Corp.	204,664	1,651,638
Verizon Communications, Inc.	578,925	21,553,378
Windstream Corp.	104,298	1,351,702
		67,594,102
Electric Utilities — 1.8%
American Electric Power Co., Inc.	98,416	3,708,315
Duke Energy Corp.	272,806	5,136,937
Edison International	66,748	2,586,485
Entergy Corp.	36,453	2,489,011
Exelon Corp.	135,766	5,816,215
FirstEnergy Corp.	85,587	3,778,666
NextEra Energy, Inc.	86,462	4,968,106
Northeast Utilities, Inc.	36,274	1,275,757
PPL Corp.	118,218	3,290,007
Pepco Holdings, Inc.	45,614	895,403
Pinnacle West Capital Corp.	22,464	1,001,445
Progress Energy, Inc.	60,185	2,889,482
The Southern Co.	174,028	7,027,251
		44,863,080
Electrical Equipment — 0.5%
Emerson Electric Co.	153,776	8,649,900
Rockwell Automation, Inc.	29,547	2,563,498
Roper Industries, Inc.	19,662	1,637,844
		12,851,242
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	36,224	1,955,734
Corning, Inc.	321,723	5,839,272
Flir Systems, Inc. (a)	32,827	1,106,598
Jabil Circuit, Inc.	40,535	818,807
Molex, Inc.	28,615	737,409
		10,457,820
Energy Equipment & Services — 2.4%
Baker Hughes, Inc.	89,075	6,463,282
Cameron International Corp. (a)	50,280	2,528,581
Diamond Offshore Drilling, Inc.	14,265	1,004,399
FMC Technologies, Inc. (a)(b)	49,430	2,213,970
Halliburton Co.	187,143	9,544,293
Helmerich & Payne, Inc.	21,937	1,450,474
Nabors Industries Ltd. (a)	59,084	1,455,830
National Oilwell Varco, Inc.	86,705	6,781,198
Noble Corp.	51,375	2,024,689
Rowan Cos., Inc. (a)	25,904	1,005,334
Schlumberger Ltd.	277,674	23,991,033
		58,463,083
Food & Staples Retailing — 2.3%
CVS Caremark Corp.	277,503	10,428,563
Costco Wholesale Corp.	89,536	7,273,905
The Kroger Co.	124,182	3,079,713
SUPERVALU, Inc.	44,171	415,649
SYSCO Corp.	119,263	3,718,620
Safeway, Inc.	72,551	1,695,517
Wal-Mart Stores, Inc.	390,833	20,768,866
Walgreen Co.	187,181	7,947,705
Whole Foods Market, Inc. (a)	30,562	1,939,159
		57,267,697

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	17

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Products — 1.8%
Archer-Daniels-Midland Co.	139,395	$4,202,759
Campbell Soup Co.	37,063	1,280,527
ConAgra Foods, Inc.	84,097	2,170,544
Dean Foods Co. (a)	38,051	466,886
General Mills, Inc.	130,816	4,868,971
H.J. Heinz Co.	65,885	3,510,353
The Hershey Co.	31,471	1,789,126
Hormel Foods Corp.	28,374	845,829
The J.M. Smucker Co.	23,475	1,794,429
Kellogg Co.	51,272	2,836,367
Kraft Foods, Inc.	359,748	12,673,922
McCormick & Co., Inc.	26,953	1,336,060
Mead Johnson Nutrition Co.	41,916	2,831,426
Sara Lee Corp.	119,836	2,275,686
Tyson Foods, Inc., Class A	61,220	1,188,892
		44,071,777
Gas Utilities — 0.1%
Nicor, Inc.	9,331	510,779
Oneok, Inc.	22,054	1,632,216
		2,142,995
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	116,744	6,968,449
Becton Dickinson & Co.	44,579	3,841,373
Boston Scientific Corp. (a)	313,096	2,163,493
C.R. Bard, Inc.	17,532	1,926,066
CareFusion Corp. (a)	45,871	1,246,315
Covidien Plc	101,586	5,407,423
Dentsply International, Inc.	28,764	1,095,333
Edwards Lifesciences Corp. (a)	23,389	2,039,053
Intuitive Surgical, Inc. (a)	8,046	2,993,997
Medtronic, Inc.	218,676	8,425,586
St. Jude Medical, Inc. (a)	67,359	3,211,677
Stryker Corp.	68,313	4,009,290
Varian Medical Systems, Inc. (a)	23,673	1,657,584
Zimmer Holdings, Inc. (a)	39,435	2,492,292
		47,477,931
Health Care Providers & Services — 2.2%
Aetna, Inc.	77,270	3,406,834
AmerisourceBergen Corp.	56,183	2,325,976
CIGNA Corp.	55,228	2,840,376
Cardinal Health, Inc.	71,656	3,254,616
Coventry Health Care, Inc. (a)	30,198	1,101,321
DaVita, Inc. (a)	19,624	1,699,635
Express Scripts, Inc. (a)	108,504	5,857,046
Humana, Inc.	34,566	2,783,946
Laboratory Corp. of America Holdings (a)	20,559	1,989,906
McKesson Corp.	51,416	4,300,948
Medco Health Solutions, Inc. (a)	81,554	4,609,432
Patterson Cos., Inc.	19,396	637,934
Quest Diagnostics, Inc.	32,206	1,903,375
Tenet Healthcare Corp. (a)	99,389	620,187
UnitedHealth Group, Inc.	221,728	11,436,730
WellPoint, Inc.	75,154	5,919,881
		54,688,143

Common Stocks	Shares	Value
Health Care Technology — 0.1%
Cerner Corp. (a)	29,604	$1,809,100
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	88,408	3,326,793
Chipotle Mexican Grill, Inc., Class A (a)(b)	6,389	1,969,026
Darden Restaurants, Inc.	28,067	1,396,614
International Game Technology	61,276	1,077,232
Marriott International, Inc., Class A	57,511	2,041,065
McDonald’s Corp.	212,233	17,895,487
Starbucks Corp.	153,609	6,066,019
Starwood Hotels & Resorts Worldwide, Inc.	39,938	2,238,125
Wyndham Worldwide Corp.	34,847	1,172,602
Wynn Resorts Ltd.	15,634	2,244,104
Yum! Brands, Inc.	95,178	5,257,633
		44,684,700
Household Durables — 0.4%
D.R. Horton, Inc.	57,786	665,695
Fortune Brands, Inc.	31,567	2,013,028
Harman International Industries, Inc. (a)	14,288	651,104
Leggett & Platt, Inc.	29,577	721,087
Lennar Corp., Class A	33,071	600,239
Newell Rubbermaid, Inc.	58,785	927,627
Pulte Group, Inc. (a)	69,363	531,320
Stanley Black & Decker, Inc.	34,421	2,480,033
Whirlpool Corp.	15,677	1,274,854
		9,864,987
Household Products — 2.1%
Clorox Co.	26,985	1,819,868
Colgate-Palmolive Co.	100,060	8,746,245
Kimberly-Clark Corp.	80,421	5,352,822
The Procter & Gamble Co.	571,169	36,309,213
		52,228,148
IT Services — 3.2%
Automatic Data Processing, Inc.	102,400	5,394,432
Cognizant Technology Solutions Corp. (a)	62,202	4,561,895
Computer Sciences Corp.	31,552	1,197,714
Fidelity National Information Services, Inc.	55,066	1,695,482
Fiserv, Inc. (a)	29,372	1,839,568
International Business Machines Corp.	247,840	42,516,952
MasterCard, Inc., Class A	19,274	5,808,027
Paychex, Inc.	66,233	2,034,678
SAIC, Inc. (a)	57,225	962,525
Teradata Corp. (a)	34,619	2,084,064
Total System Services, Inc.	33,326	619,197
Visa, Inc., Class A	98,036	8,260,513
The Western Union Co.	129,482	2,593,524
		79,568,571
Independent Power Producers &
Energy Traders — 0.2%
The AES Corp. (a)	134,859	1,718,104
Constellation Energy Group, Inc.	41,094	1,559,928
NRG Energy, Inc. (a)	49,340	1,212,777
		4,490,809
Industrial Conglomerates — 2.4%
3M Co.	145,417	13,792,802
General Electric Co.	2,170,127	40,928,595
Tyco International Ltd.	95,653	4,728,128
		59,449,525

See Notes to Financial Statements.

18	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance — 3.8%
ACE Ltd.	69,132	$4,550,268
Aflac, Inc.	95,689	4,466,763
The Allstate Corp.	106,435	3,249,461
American International Group, Inc. (a)	89,116	2,612,881
Aon Corp.	67,677	3,471,830
Assurant, Inc.	19,106	692,975
Berkshire Hathaway, Inc. (a)	354,267	27,416,723
Chubb Corp.	59,611	3,732,245
Cincinnati Financial Corp.	33,433	975,575
Genworth Financial, Inc., Class A (a)	100,906	1,037,314
Hartford Financial Services Group, Inc.	91,186	2,404,575
Lincoln National Corp.	64,312	1,832,249
Loews Corp.	63,534	2,674,146
Marsh & McLennan Cos., Inc.	112,201	3,499,549
MetLife, Inc.	216,187	9,484,124
Principal Financial Group, Inc.	66,041	2,008,967
The Progressive Corp.	132,859	2,840,525
Prudential Financial, Inc.	100,007	6,359,445
Torchmark Corp.	15,212	975,698
The Travelers Cos., Inc.	85,745	5,005,793
Unum Group	63,076	1,607,176
XL Group Plc	63,287	1,391,048
		92,289,330
Internet & Catalog Retail — 1.0%
Amazon.com, Inc. (a)	73,081	14,944,334
Expedia, Inc.	41,094	1,191,315
Netflix, Inc. (a)	8,940	2,348,448
Priceline.com, Inc. (a)	10,173	5,207,864
		23,691,961
Internet Software & Services — 1.6%
Akamai Technologies, Inc. (a)	37,974	1,195,042
eBay, Inc. (a)	233,544	7,536,465
Google, Inc., Class A (a)	51,436	26,046,162
Monster Worldwide, Inc. (a)	26,710	391,568
VeriSign, Inc.	34,539	1,155,675
Yahoo! Inc. (a)	266,496	4,008,100
		40,333,012
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	27,820	1,222,133
Mattel, Inc.	71,011	1,952,092
		3,174,225
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (a)	71,295	3,643,888
Life Technologies Corp. (a)	36,656	1,908,678
PerkinElmer, Inc.	23,295	626,868
Thermo Fisher Scientific, Inc. (a)	78,454	5,051,653
Waters Corp. (a)	18,820	1,801,827
		13,032,914
Machinery — 2.4%
Caterpillar, Inc.	131,885	14,040,477
Cummins, Inc.	40,176	4,157,814
Danaher Corp.	111,591	5,913,207
Deere & Co.	85,815	7,075,447
Dover Corp.	38,308	2,597,282
Eaton Corp.	69,714	3,586,785
Flowserve Corp.	11,322	1,244,175
Illinois Tool Works, Inc.	102,474	5,788,756

Common Stocks	Shares	Value
Machinery (concluded)
Ingersoll-Rand Plc	68,013	$3,088,470
Joy Global, Inc.	21,578	2,055,089
PACCAR, Inc.	74,791	3,821,072
Pall Corp.	23,807	1,338,668
Parker Hannifin Corp.	33,163	2,976,048
Snap-On, Inc.	11,937	745,824
		58,429,114
Media — 3.3%
CBS Corp., Class B	136,920	3,900,851
Cablevision Systems Corp., Class A	47,371	1,715,304
Comcast Corp., Class A	566,088	14,344,670
DIRECTV, Class A (a)	157,143	7,986,007
Discovery Communications, Inc., Class A (a)(b)	56,837	2,328,044
Gannett Co., Inc.	49,456	708,210
Interpublic Group of Cos., Inc.	100,404	1,255,050
The McGraw-Hill Cos., Inc.	62,439	2,616,819
News Corp., Class A	467,205	8,269,529
Omnicom Group, Inc.	57,121	2,750,947
Scripps Networks Interactive	18,656	911,905
Time Warner Cable, Inc.	68,861	5,373,912
Time Warner, Inc.	219,165	7,971,031
Viacom, Inc., Class B	119,766	6,108,066
Walt Disney Co.	386,808	15,100,984
The Washington Post Co., Class B	1,037	434,451
		81,775,780
Metals & Mining — 1.1%
AK Steel Holding Corp.	22,572	355,735
Alcoa, Inc.	217,618	3,451,421
Allegheny Technologies, Inc.	21,625	1,372,539
Cliffs Natural Resources, Inc.	29,521	2,729,216
Freeport-McMoRan Copper & Gold, Inc., Class B	193,783	10,251,121
Newmont Mining Corp.	101,201	5,461,818
Nucor Corp.	64,754	2,669,160
Titanium Metals Corp.	18,479	338,535
United States Steel Corp.	29,565	1,361,173
		27,990,718
Multi-Utilities — 1.3%
Ameren Corp.	49,003	1,413,246
CMS Energy Corp.	51,966	1,023,211
CenterPoint Energy, Inc.	86,537	1,674,491
Consolidated Edison, Inc.	59,821	3,184,870
DTE Energy Co.	34,510	1,726,190
Dominion Resources, Inc.	117,570	5,675,104
Integrys Energy Group, Inc.	15,752	816,584
NiSource, Inc.	56,732	1,148,823
PG&E Corp.	81,621	3,430,531
Public Service Enterprise Group, Inc.	103,640	3,382,810
SCANA Corp.	23,091	909,093
Sempra Energy	48,966	2,589,322
TECO Energy, Inc.	44,014	831,424
Wisconsin Energy Corp.	48,121	1,508,593
Xcel Energy, Inc.	99,138	2,409,053
		31,723,345

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	19

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multiline Retail — 0.7%
Big Lots, Inc. (a)	15,429	$511,471
Family Dollar Stores, Inc.	24,627	1,294,395
JCPenney Co., Inc.	43,688	1,508,983
Kohl’s Corp.	57,558	2,878,476
Macy’s, Inc.	87,383	2,555,079
Nordstrom, Inc.	34,190	1,604,879
Sears Holdings Corp. (a)(b)	8,863	633,173
Target Corp.	141,056	6,616,937
		17,603,393
Office Electronics — 0.1%
Xerox Corp.	286,941	2,987,056
Oil, Gas & Consumable Fuels — 10.3%
Alpha Natural Resources, Inc. (a)	46,505	2,113,187
Anadarko Petroleum Corp.	101,703	7,806,722
Apache Corp.	78,431	9,677,601
Cabot Oil & Gas Corp., Class A	21,496	1,425,400
Chesapeake Energy Corp.	134,552	3,994,849
Chevron Corp.	411,349	42,303,131
ConocoPhillips	289,251	21,748,783
Consol Energy, Inc.	46,499	2,254,272
Denbury Resources, Inc. (a)	81,680	1,633,600
Devon Energy Corp.	86,433	6,811,785
EOG Resources, Inc.	55,010	5,751,295
EQT Corp.	30,683	1,611,471
El Paso Corp.	157,498	3,181,460
Exxon Mobil Corp. (d)	1,007,967	82,028,354
Hess Corp.	61,955	4,631,756
Marathon Oil Corp.	145,559	7,668,048
Murphy Oil Corp.	39,608	2,600,661
Newfield Exploration Co. (a)	27,057	1,840,417
Noble Energy, Inc.	36,021	3,228,562
Occidental Petroleum Corp.	166,347	17,306,742
Peabody Energy Corp.	55,439	3,265,911
Pioneer Natural Resources Co.	23,951	2,145,291
QEP Resources, Inc.	36,397	1,522,487
Range Resources Corp.	32,689	1,814,239
Southwestern Energy Co. (a)	71,277	3,056,358
Spectra Energy Corp.	132,780	3,639,500
Sunoco, Inc.	24,756	1,032,573
Tesoro Corp. (a)	29,427	674,173
Valero Energy Corp.	116,623	2,982,050
Williams Cos., Inc.	120,700	3,651,175
		253,401,853
Paper & Forest Products — 0.2%
International Paper Co.	89,526	2,669,666
MeadWestvaco Corp.	34,533	1,150,294
		3,819,960
Personal Products — 0.2%
Avon Products, Inc.	88,235	2,470,580
The Estée Lauder Cos., Inc., Class A	23,316	2,452,610
		4,923,190
Pharmaceuticals — 5.7%
Abbott Laboratories	318,068	16,736,738
Allergan, Inc.	62,476	5,201,127
Bristol-Myers Squibb Co.	348,986	10,106,635
Eli Lilly & Co.	208,269	7,816,336
Forest Laboratories, Inc. (a)	58,780	2,312,405

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Hospira, Inc. (a)	34,338	$1,945,591
Johnson & Johnson	560,906	37,311,467
Merck & Co., Inc.	631,617	22,289,764
Mylan, Inc. (a)	89,912	2,218,129
Pfizer, Inc.	1,616,778	33,305,627
Watson Pharmaceuticals, Inc. (a)	25,943	1,783,062
		141,026,881
Professional Services — 0.1%
Dun & Bradstreet Corp.	10,198	770,357
Equifax, Inc.	25,380	881,194
Robert Half International, Inc.	30,300	819,009
		2,470,560
Real Estate Investment Trusts (REITs) — 1.7%
Apartment Investment & Management Co., Class A	24,447	624,132
AvalonBay Communities, Inc.	17,878	2,295,535
Boston Properties, Inc.	29,821	3,165,797
Equity Residential	60,182	3,610,920
HCP, Inc.	83,161	3,051,177
Health Care REIT, Inc.	36,264	1,901,321
Host Marriott Corp.	140,481	2,381,153
Kimco Realty Corp.	83,631	1,558,882
Plum Creek Timber Co., Inc.	33,264	1,348,523
ProLogis	92,976	3,332,260
Public Storage	28,630	3,264,106
Simon Property Group, Inc.	60,033	6,977,636
Ventas, Inc.	33,561	1,769,000
Vornado Realty Trust	33,493	3,120,878
Weyerhaeuser Co.	110,378	2,412,863
		40,814,183
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (a)	59,322	1,489,575
Road & Rail — 0.9%
CSX Corp.	225,158	5,903,643
Norfolk Southern Corp.	72,097	5,402,228
Ryder System, Inc.	10,574	601,132
Union Pacific Corp.	100,369	10,478,523
		22,385,526
Semiconductors & Semiconductor
Equipment — 2.4%
Advanced Micro Devices, Inc. (a)	116,858	816,838
Altera Corp.	66,058	3,061,788
Analog Devices, Inc.	61,544	2,408,832
Applied Materials, Inc.	270,140	3,514,521
Broadcom Corp., Class A (a)	97,413	3,276,973
First Solar, Inc. (a)(b)	11,023	1,458,012
Intel Corp.	1,084,959	24,042,692
KLA-Tencor Corp.	34,409	1,392,876
LSI Corp. (a)	123,942	882,467
Linear Technology Corp.	46,811	1,545,699
MEMC Electronic Materials, Inc. (a)	47,390	404,237
Microchip Technology, Inc.	38,962	1,477,050
Micron Technology, Inc. (a)	176,865	1,322,950
National Semiconductor Corp.	49,667	1,222,305
Novellus Systems, Inc. (a)	18,156	656,158
Nvidia Corp. (a)	122,883	1,958,141
Teradyne, Inc. (a)	38,144	564,531
Texas Instruments, Inc.	237,659	7,802,345
Xilinx, Inc.	54,364	1,982,655
		59,791,070

See Notes to Financial Statements.

20	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software — 3.7%
Adobe Systems, Inc. (a)	102,998	$3,239,287
Autodesk, Inc. (a)	47,263	1,824,352
BMC Software, Inc. (a)	36,376	1,989,767
CA, Inc.	77,904	1,779,327
Citrix Systems, Inc. (a)	38,440	3,075,200
Compuware Corp. (a)	44,993	439,132
Electronic Arts, Inc. (a)	68,001	1,604,824
Intuit, Inc. (a)	55,845	2,896,122
Microsoft Corp.	1,518,482	39,480,532
Oracle Corp.	797,361	26,241,150
Red Hat, Inc. (a)	39,298	1,803,778
Salesforce.com, Inc. (a)	24,687	3,677,869
Symantec Corp. (a)	153,654	3,030,057
		91,081,397
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	17,775	1,189,503
AutoNation, Inc. (a)(b)	13,147	481,312
AutoZone, Inc. (a)	5,181	1,527,618
Bed Bath & Beyond, Inc. (a)	51,013	2,977,629
Best Buy Co., Inc.	65,950	2,071,489
CarMax, Inc. (a)	45,925	1,518,740
GameStop Corp., Class A (a)	28,698	765,376
The Gap, Inc.	80,086	1,449,556
Home Depot, Inc.	325,855	11,802,468
Limited Brands, Inc.	51,664	1,986,481
Lowe’s Cos., Inc.	266,514	6,212,441
O’Reilly Automotive, Inc. (a)	27,878	1,826,288
Ross Stores, Inc.	23,959	1,919,595
Staples, Inc.	146,471	2,314,242
TJX Cos., Inc.	79,045	4,152,234
Tiffany & Co.	26,141	2,052,591
Urban Outfitters, Inc. (a)	25,820	726,833
		44,974,396
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	60,112	3,842,960
NIKE, Inc., Class B	77,485	6,972,100
Polo Ralph Lauren Corp.	13,167	1,746,076
VF Corp.	17,912	1,944,527
		14,505,663
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	108,338	887,288
People’s United Financial, Inc.	72,710	977,223
		1,864,511
Tobacco — 1.7%
Altria Group, Inc.	428,370	11,313,252
Lorillard, Inc.	29,253	3,184,774
Philip Morris International, Inc.	363,918	24,298,805
Reynolds American, Inc.	69,299	2,567,528
		41,364,359
Trading Companies & Distributors — 0.2%
Fastenal Co. (b)	60,048	2,161,127
W.W. Grainger, Inc.	11,881	1,825,516
		3,986,643

Common Stocks	Shares	Value
Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A (a)	81,327	$4,255,842
MetroPCS Communications, Inc. (a)	54,791	942,953
Sprint Nextel Corp. (a)	612,353	3,300,583
		8,499,378
Total Long-Term Investments (Cost — $1,914,440,280) — 99.8%		2,459,612,687

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(e)	5,712,540	5,712,540

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.09% (c)(e)(f)	$9,275	9,275,278
Total Short-Term Securities (Cost — $14,987,818) — 0.6%		14,987,818
Total Investments Before Short Positions (Cost — $1,929,428,098*) — 100.4%		2,474,600,505

Short Positions (g)	Shares

AMC Networks, Inc. Class A	11,842	(515,127)
Total Short Positions (Proceeds — $515,088) — (0.0)%		(515,127)
Total Investments, Net of Short Positions — 100.4%		2,474,085,378
Liabilities in Excess of Other Assets — (0.4)%		(9,382,241)
Net Assets — 100.0%		$2,464,703,137

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,517,953,262
Gross unrealized appreciation	$1,076,281,999
Gross unrealized depreciation	(119,634,756)
Net unrealized appreciation	$956,647,243

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	21

Schedule of Investments (concluded)	Master S&P 500 Index Series

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at December 31, 2010	Shares Purchased	Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at June 30, 2011	Value at June 30, 2011	Realized Loss	Income
BlackRock, Inc.	—	19,950	(258)	19,692	$3,777,122	$(1,459)	$26,758
BlackRock Liquidity Funds, TempFund, Institutional Class	11,774,805	—	(6,062,265)[1]	5,712,540	$5,712,540	—	$792
BlackRock Liquidity Series, LLC, Money Market Series	$135,284,520	—	$(126,009,242)[1]	$9,275,278	$9,275,278	—	$139,184
The PNC Financial Services Group, Inc.	108,792	1,180	2,114	107,858	$6,429,415	$6,063	$107,993

[1]	Represents net shares/beneficial interest sold.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

(g)

In order to track the performance of its benchmark Index, the Series sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
140	S&P 500	Chicago	September 2011	$8,982,425	$226,075
	EMini	Mercantile
		Exchange

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Series’ Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[2]	$2,459,612,687	—	—	$2,459,612,687
Short-Term Securities	5,712,540	$9,275,278	—	14,987,818
Liabilities:
Investments:
Short Position	(515,127)	—	—	(515,127)
Total	$2,464,810,100	$9,275,278	—	$2,474,085,378

[2]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Assets:
Equity contracts	$226,075	—	—	$226,075

[3]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

22	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Statement of Assets and Liabilities	Master S&P 500 Index Series

June 30, 2011 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $9,157,302) (cost — $1,905,976,700)	$2,449,406,150
Investments at value — affiliated (cost — $23,451,398)	25,194,355
Dividends receivable	3,135,881
Investments sold receivable	796,562
Margin variation receivable	84,509
Securities lending income receivable — affiliated	111,931
Prepaid expenses	56,982
Other assets	286,987
Total assets	2,479,073,357

Liabilities
Collateral on securities loaned at value	9,275,278
Investments sold short at value (proceeds — $515,088)	515,127
Withdrawals payable to investors	4,121,776
Investments purchased payable	217,372
Investment advisory fees payable	38,950
Other affiliates payable	25,711
Directors’ fees payable	830
Other accrued expenses payable	175,176
Total liabilities	14,370,220
Net Assets	$2,464,703,137

Net Assets Consist of
Investors’ capital	1,919,304,694
Net unrealized appreciation/depreciation	545,398,443
Net Assets	$2,464,703,137

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	23

Statement of Operations	Master S&P 500 Index Series

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Dividends — unaffiliated	$23,714,435
Foreign taxes withheld	(9,446)
Dividends — affiliated	135,543
Securities lending — affiliated	139,184
Total income	23,979,716

Expenses
Investment advisory	122,191
Accounting services	201,445
Custodian	58,926
Professional	44,629
Directors	28,779
Registration	10,345
Printing	2,673
Miscellaneous	22,645
Total expenses	491,633
Less fees waived by advisor	(65,610)
Less fees paid indirectly	(34)
Total expenses after fees waived and paid indirectly	425,989
Net investment income	23,553,727

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments — unaffiliated	5,530,067
Investments — affiliated	4,604
Financial futures contracts	718,358
6,253,029
Net change in unrealized appreciation/depreciation on:
Investments	113,340,823
Financial futures contracts	215,422
Short positions	(39)
113,556,206
Total realized and unrealized gain	119,809,235
Net Increase in Net Assets Resulting from Operations	$143,362,962

See Notes to Financial Statements.

24	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Statements of Changes in Net Assets	Master S&P 500 Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$23,553,727	$46,035,411
Net realized gain (loss)	6,253,029	(5,190,154)
Net change in unrealized appreciation/depreciation	113,556,206	279,529,123
Net increase in net assets resulting from operations	143,362,962	320,374,380

Capital Transactions
Proceeds from contributions	376,859,429	601,567,988
Value of withdrawals	(419,503,100)	(836,617,134)
Net decrease in net assets derived from capital transactions	(42,643,671)	(235,049,146)

Net Assets
Total increase in net assets	100,719,291	85,325,234
Beginning of period	2,363,983,846	2,278,658,612
End of period	$2,464,703,137	$2,363,983,846

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	25

Financial Highlights	Master S&P 500 Index Series

	Six Months Ended June 30, 2011 (Unaudited)

		Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	5.99%[1]	15.11%	26.61%	(36.92)%	5.56%	15.85%

Ratios to Average Net Assets
Total expenses	0.04%[2]	0.04%	0.05%	0.04%	0.04%	0.04%
Total expenses after fees waived and paid indirectly	0.03%[2]	0.04%	0.04%	0.04%	0.03%	0.04%
Net investment income	1.93%[2]	2.03%	2.32%	2.31%	1.95%	1.92%

Supplemental Data
Net assets, end of period (000)	$2,464,703	$2,363,984	$2,278,659	$1,953,848	$3,721,171	$2,810,633
Portfolio turnover	2%	5%	7%	8%	4%	4%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

26	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	Master S&P 500 Index Series

1. Organization and Significant Accounting Policies:

Master S&P 500 Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the U.S. government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	27

Notes to Financial Statements (continued)	Master S&P 500 Index Series

cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over-the-counter.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchanges on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

28	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Notes to Financial Statements (continued)	Master S&P 500 Index Series

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Value of Derivative Financial Instruments as of June 30, 2011

	Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation/ depreciation*	$226,075

*

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2011

Net Realized Gain From
Financial Futures Contracts
Equity contracts	$718,358

Net Change in Unrealized Appreciation/Depreciation on
Financial Futures Contracts
Equity contracts	$215,422

For the six months ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	270
Average notional value of contracts purchased	$17,560,350

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager contractually agreed to waive its investment advisory fee by 0.005% of the Series’ average daily net assets. The Manager has agreed not to reduce or discontinue this contractual waiver until May 1, 2012 unless approved by the Board, including a majority of the independent Directors. For the six months ended June 30, 2011, the Manager waived $36,524, which is included in fees waived by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. For the six months ended June 30, 2011, the Series waived $29,086, which is included in fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2011, the Series reimbursed the Manager $13,488 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2011, BIM received $177,135 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	29

Notes to Financial Statements (concluded)	Master S&P 500 Index Series

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2011, were $56,220,869 and $78,462,570, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the six months ended June 30, 2011.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master S&P 500 Index Series (the “Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. BlackRock S&P 500 Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Fund, as applicable, and the investment performance of the Fund as compared

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	31

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the Fund as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio and/or the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17–18, 2011 Board meeting.

At an in-person meeting held on May 17–18, 2011, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2012. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio and the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio and the Fund. BlackRock and its affiliates and significant shareholders provide the Master Portfolio and the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio and the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal

32	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Fund, as applicable. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the Fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to funds in the Fund’s applicable Lipper category and the gross investment performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of the Master Portfolio and the Fund, as applicable, throughout the year.

The Board noted that the Fund’s gross performance exceeded its benchmark index during each of the one-, three- and five-year periods reported.

The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Fund: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual management fee ratio compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has voluntarily agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable. The Board also noted that BlackRock has contractually agreed to waive one-half of the advisory fee currently paid by the Master Portfolio.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	33

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Fund increase. The Board also considered the extent to which the Master Portfolio and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio and the Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master LLC considered the detailed review of BlackRock’s fee structure, as it applies to the Master LLC, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

34	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02116

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	35

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

36	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011	37

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds
BlackRock Bond Index Fund
BlackRock Core Bond Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Fund
BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†
BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050
LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

38	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2011

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 4-06/11

June 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Small Cap Index Fund | of BlackRock Index Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

“Markets generally moved higher despite heightened volatility during the reporting period.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011	6-month	12-month
US large cap equities (S&P 500® Index)	6.02%	30.69%
US small cap equities (Russell 2000® Index)	6.21	37.41
International equities (MSCI Europe, Australasia, Far East Index)	4.98	30.36
Emerging market equities (MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.26	1.88
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	2.72	3.90
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	4.42	3.48
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2011	BlackRock Small Cap Index Fund

Investment Objective

BlackRock Small Cap Index Fund’s (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), investment objective is to match the performance of the Russell 2000® Index (the “Russell 2000®”) as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2011, the Fund, through its investment in Master Small Cap Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), slightly underperformed the benchmark Russell 2000®. The Russell 2000® is a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization US companies in a range of businesses. For the period beginning with its initial trading date of March 31, 2011 through June 30, 2011, the Fund’s Class K Shares returned (1.75)%. For the same period, the benchmark index returned (1.61)%.

•	Returns for the Fund’s respective share classes differ from the benchmark based on individual share-class expenses.

Describe the market environment.

•

US equity markets began the year on an upswing. Confidence levels were improving, the economy was recovering and investors were increasing their holdings of riskier assets. US stocks moved higher during the first four months of 2011 despite volatility from significant global events. Political turmoil spread across the Middle East/North Africa region and prices of oil and other commodities rose sharply. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor’s changed its ratings outlook for long-term US and Japanese debt from stable to negative. But equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

•

Meanwhile, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of US and global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the US manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt.

•

Despite market weakness in the final two months of the period, US stocks advanced year-to-date. Small cap stocks, as represented by the Russell 2000®, climbed 6.21% for the period. Small cap growth stocks outperformed their value counterparts as demonstrated by the Russell 2000® Growth Index (+8.59%) versus the Russell 2000® Value Index (+3.77%), respectively.

•

Within the benchmark Russell 2000®, all sectors posted positive returns for the period. Telecommunication services (+18.20%), health care (+13.10%), and consumer staples (+11.31%) emerged as the best performing sectors over the period, while financials (+0.73%), industrials (+3.41%) and materials (+5.48%) experienced less positive returns.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the Russell 2000®, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

4	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any.

[2]

The Fund invests all of its assets in Master Small Cap Index Series (the “Series”) of Quantitative Master Series LLC. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000® Index and other types of financial instruments.

[3]	This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

Performance Summary for the Period Ended June 30, 2011

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	5.98%	37.03%	3.70%	5.83%
Investor A	5.81	36.66	3.41	5.55
Class K5	5.99	37.08	3.74	5.88
Russell 2000® Index	6.21	37.41	4.08	6.27

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees, if any.

[5]	Class K commenced operations on March 31, 2011.

Past performance is not indicative of future results.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. Institutional and Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions and exchange fees; and (b) operating expenses including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,059.80	$1.53	$1,000.00	$1,023.31	$1.51	0.30%
Investor A	$1,000.00	$1,058.10	$2.81	$1,000.00	$1,022.07	$2.76	0.55%
Class K	$1,000.00	$982.50	$0.62	$1,000.00	$1,023.55	$1.25	0.25%

[1]

For Institutional and Investor A Shares of the Fund, expenses are equal to the annualized expense ratio for Institutional and Investor A Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). For Class K Shares of the Fund, expenses are equal to the annualized expense ratio for Class K Shares, multiplied by the average account value over the period, multiplied by 91/365.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Statement of Assets and Liabilities	BlackRock Small Cap Index Fund

June 30, 2011 (Unaudited)
Assets
Investments at value — Master Small Cap Index Series (the “Series”) (cost — $106,135,682)	$132,601,995
Capital shares sold receivable	149,683
Prepaid expenses	17,362
Other assets	2,401
Total assets	132,771,441

Liabilities
Contributions payable to the Series	122,013
Capital shares redeemed payable	27,670
Service fees payable	10,221
Administration fees payable	3,169
Officer’s fees payable	39
Total liabilities	163,112
Net Assets	$132,608,329

Net Assets Consist of
Paid-in capital	124,618,449
Undistributed net investment income	508,264
Accumulated net realized loss allocated from the Series	(18,984,697)
Net unrealized appreciation/depreciation allocated from the Series	26,466,313
Net Assets	$132,608,329

Net Asset Value
Institutional — Based on net assets of $80,219,490 and 6,201,494 shares outstanding, 125 million shares authorized, $0.0001 par value	$12.94
Investor A — Based on net assets of $52,364,273 and 4,053,013 shares outstanding, 125 million shares authorized, $0.0001 par value	$12.92
Class K — Based on net assets of $24,566 and 1,898 shares outstanding, 125 million shares authorized, $0.0001 par value	$12.94

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	7

Statement of Operations	BlackRock Small Cap Index Fund

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$694,356
Foreign taxes withheld	(181)
Securities lending — affiliated	29,478
Dividends — affiliated	8,948
Expenses	(53,225)
Fees waived	5,934
Total income	685,310

Expenses
Administration	184,897
Service — Investor A	62,834
Transfer agent — Institutional	19,750
Transfer agent — Investor A	16,103
Printing	41,375
Registration	20,720
Professional	12,923
Officer	24
Miscellaneous	4,461
Total expenses	363,087
Less fees waived by administrator	(136,224)
Less transfer agent fees waived and/or reimbursed — class specific	(19,408)
Total expenses after fees waived and/or reimbursed	207,455
Net investment income	477,855

Realized and Unrealized Gain Allocated from the Series
Net realized gain from investments and financial futures contracts	6,073,515
Net change in unrealized appreciation/depreciation on investments, investments sold short, foreign currency transactions and financial futures contracts	647,456
Total realized and unrealized gain	6,720,971
Net Increase in Net Assets Resulting from Operations	$7,198,826

See Notes to Financial Statements.

8	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Statements of Changes in Net Assets	BlackRock Small Cap Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$477,855	$701,254
Net realized gain	6,071,912	1,597,176
Net change in unrealized appreciation/depreciation	649,059	22,605,830
Net increase in net assets resulting from operations	7,198,826	24,904,260

Dividends to Shareholders From
Net investment income:
Institutional	—	(491,823)
Investor A	—	(221,254)
Decrease in net assets resulting from dividends to shareholders	—	(713,077)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	6,711,307	418,291

Redemption Fee
Redemption fee	2,775	2,525

Net Assets
Total increase in net assets	13,912,908	24,611,999
Beginning of period	118,695,421	94,083,422
End of period	$132,608,329	$118,695,421
Undistributed net investment income	$508,264	$30,409

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	9

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional
	Six Months Ended June 30, 2011 (Unaudited)

		Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.21	$9.70	$7.71	$13.79	$15.48	$14.36
Net investment income[1]	0.05	0.08	0.07	0.14	0.20	0.17
Net realized and unrealized gain (loss)[2]	0.68	2.51	1.98	(4.86)	(0.50)	2.34
Net increase (decrease) from investment operations	0.73	2.59	2.05	(4.72)	(0.30)	2.51
Dividends and distributions from:
Net investment income	—	(0.08)	(0.06)	(0.15)	(0.20)	(0.17)
Net realized gain	—	—	—	(1.09)	(1.19)	(1.22)
Tax return of capital	—	—	—	(0.12)	—	—
Total dividends and distributions	—	(0.08)	(0.06)	(1.36)	(1.39)	(1.39)
Net asset value, end of period	$12.94	$12.21	$9.70	$7.71	$13.79	$15.48

Total Investment Return[3]
Based on net asset value	5.98%[4]	26.77%	26.67%	(34.01)%	(1.91)%	17.49%

Ratios to Average Net Assets[5]
Total expenses	0.55%[6,7]	0.57%	0.56%	0.53%	0.48%	0.49%
Total expenses after fees waived and/or reimbursed	0.30%[6,7]	0.52%	0.56%	0.52%	0.48%	0.49%
Net investment income	0.85%[6,7]	0.80%	0.85%	1.19%	1.23%	1.10%

Supplemental Data
Net assets, end of period (000)	$80,219	$71,443	$55,744	$46,285	$66,085	$79,032
Portfolio turnover of the Series	17%	42%	43%	42%	26%	40%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

10	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Financial Highlights (continued)	BlackRock Small Cap Index Fund

	Investor A
	Six Months Ended June 30, 2011 (Unaudited)

		Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.21	$9.71	$7.72	$13.79	$15.47	$14.36
Net investment income[1]	0.04	0.06	0.05	0.11	0.15	0.13
Net realized and unrealized gain (loss)[2]	0.67	2.50	1.98	(4.85)	(0.48)	2.33
Net increase (decrease) from investment operations	0.71	2.56	2.03	(4.74)	(0.33)	2.46
Dividends and distributions from:
Net investment income	—	(0.06)	(0.04)	(0.12)	(0.16)	(0.13)
Net realized gain	—	—	—	(1.09)	(1.19)	(1.22)
Tax return of capital	—	—	—	(0.12)	—	—
Total dividends and distributions	—	(0.06)	(0.04)	(1.33)	(1.35)	(1.35)
Net asset value, end of period	$12.92	$12.21	$9.71	$7.72	$13.79	$15.47

Total Investment Return[3]
Based on net asset value	5.81%[4]	26.35%	26.36%	(34.19)%	(2.12)%	17.14%

Ratios to Average Net Assets[5]
Total expenses	0.81%[6,7]	0.80%	0.82%	0.80%	0.73%	0.74%
Total expenses after fees waived and/or reimbursed	0.55%[6,7]	0.78%	0.82%	0.79%	0.73%	0.74%
Net investment income	0.60%[6,7]	0.53%	0.59%	0.91%	0.98%	0.84%

Supplemental Data
Net assets, end of period (000)	$52,364	$47,252	$38,340	$29,787	$47,605	$54,083
Portfolio turnover of the Series	17%	42%	43%	42%	26%	40%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	11

Financial Highlights (concluded)	BlackRock Small Cap Index Fund

	Class K
	Period March 31, 2011[1] through June 30, 2011 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$13.17
Net investment income[2]	0.03
Net realized and unrealized gain[3]	0.74
Net increase from investment operations	0.77
Net asset value, end of period	$12.94

Total Investment Return[4]
Based on net asset value	(1.75	) %[5]

Ratios to Average Net Assets[6]
Total expenses	0.50%[7,8]
Total expenses after fees waived and/or reimbursed	0.25%[7,8]
Net investment income	0.93%[7,8]

Supplemental Data
Net assets, end of period (000)	$25
Portfolio turnover of the Series	17%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

12	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	BlackRock Small Cap Index Fund

1. Organization and Significant Accounting Policies:

BlackRock Small Cap Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (“the Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The percentage of the Series owned by the Fund at June 30, 2011 was 38%. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Institutional Shares and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a front-end sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A shares bear certain expenses related to the shareholder servicing of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements, which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	13

Notes to Financial Statements (continued)	BlackRock Small Cap Index Fund

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administration services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.29% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or an investment management fee.

The Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses in order to limit total annual Fund operating expenses as a percentage of average daily net assets to 0.30% for Institutional Shares, 0.55% for Investor A Shares and 0.25% for Class K Shares until May 12, 2012. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement unless approved by the Board of Directors, including a majority of the independent directors.

As a result of these agreements, the Administrator waived and/or reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations:

Institutional	$9,752
Investor A	$9,656

In addition, the Administrator waived $136, 224 which is shown as fees waived by administrator in the Statement of Operations.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing services to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2011, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$160
Investor A	$426

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of December 31, 2010, the Fund had capital loss carryforwards in the amount of $23,086,720 available to offset future realized capital gains, which expires December 31, 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

14	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Notes to Financial Statements (concluded)	BlackRock Small Cap Index Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,323,650	$16,777,823	2,098,681	$22,240,658
Shares issued to shareholders in reinvestment of dividends	—	—	39,323	469,746
Total issued	1,323,650	16,777,823	2,138,004	22,710,404
Shares redeemed	(975,042)	(12,372,731)	(2,028,999)	(21,560,365)
Net increase	348,608	$4,405,092	109,005	$1,150,039

Investor A
Shares sold	501,151	$6,344,041	747,472	$7,965,898
Shares issued to shareholders in reinvestment of dividends	—	—	16,979	201,821
Total issued	501,151	6,344,041	764,451	8,167,719
Shares redeemed	(319,099)	(4,062,826)	(842,665)	(8,899,467)
Net increase (decrease)	182,052	$2,281,215	(78,214)	$(731,748)

Class K1
Shares sold	1,898	$25,000	—	—
Shares redeemed	—	—	—	—
Net increase	1,898	$25,000	—	—

[1] For the period March 31, 2011 (commencement of operations) to June 30, 2011.

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital. Effective April 1, 2011, the redemption fee was terminated and is no longer charged by the Fund.

5. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

The Fund paid a net investment income dividend on July 22, 2011 to shareholders of record on July 20, 2011 as follows:

Dividend Per Share
Institutional	$0.005844
Investor A	$0.005779
Class K	$0.005842

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	15

Portfolio Information	Master Small Cap Index Series

As of June 30, 2011

Ten Largest Holdings	Percent of Long-Term Investments
HealthSpring, Inc.	0.2%
Sotheby’s Holdings, Inc., Class A	0.2
MFA Financial, Inc.	0.2
Netlogic Microsystems, Inc.	0.2
Berry Petroleum Co., Class A	0.2
Rosetta Resources, Inc.	0.2
Parametric Technology Corp.	0.2
CBL & Associates Properties, Inc.	0.2
Dana Holding Corp.	0.2
Tenneco, Inc.	0.2

Sector Allocations	Percent of Long-Term Investments
Energy	22%
Information Technology	18
Industrials	15
Consumer Discretionary	14
Health Care	12
Financials	7
Materials	5
Consumer Staples	3
Utilities	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

16	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.7%
Arbitron, Inc.	7,305	$301,916
Constant Contact, Inc. (a)	7,998	202,989
DG FastChannel, Inc. (a)	7,304	234,093
Harte-Hanks, Inc.	11,078	89,953
MDC Partners, Inc.	6,254	112,947
Marchex, Inc., Class B	5,899	52,383
National CineMedia, Inc.	14,923	252,348
QuinStreet, Inc. (a)	7,090	92,028
ReachLocal, Inc. (a)	2,490	51,867
Travelzoo, Inc. (a)	1,521	98,318
Valassis Communications, Inc. (a)	13,220	400,566
ValueClick, Inc. (a)	21,289	353,398
Viad Corp.	5,559	123,910
		2,366,716
Aerospace — 1.4%
AAR Corp.	10,684	289,430
AeroVironment, Inc. (a)	4,571	161,585
Astronics Corp. (a)	2,680	82,544
Ceradyne, Inc. (a)	6,715	261,818
Cubic Corp.	4,268	217,625
Curtiss-Wright Corp.	12,390	401,064
Ducommun, Inc.	2,899	59,632
Esterline Technologies Corp. (a)	8,177	624,723
GenCorp, Inc. (a)	16,471	105,744
Heico Corp. (b)	11,112	608,271
Kaman Corp., Class A	7,098	251,766
Kratos Defense & Security Solutions, Inc. (a)	6,564	79,818
LMI Aerospace, Inc. (a)	2,612	63,811
Moog, Inc., Class A (a)	12,195	530,726
Orbital Sciences Corp. (a)	15,755	265,472
Teledyne Technologies, Inc. (a)	9,856	496,348
Triumph Group, Inc.	5,006	498,498
		4,998,875
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	508	13,015
The Andersons, Inc.	4,993	210,954
Cadiz, Inc. (a)	3,961	43,016
Cal-Maine Foods, Inc. (b)	3,836	122,599
Calavo Growers, Inc.	3,140	66,128
Fresh Del Monte Produce, Inc.	9,835	262,299
Limoneira Co.	2,332	52,680
Pilgrims Pride Corp. (a)	13,360	72,278
Sanderson Farms, Inc.	5,943	283,957
Seaboard Corp.	85	205,530
		1,332,456
Air Transport — 0.9%
Air Transport Services Group, Inc. (a)	14,517	99,441
Alaska Air Group, Inc. (a)	9,626	658,996
Allegiant Travel Co. (a)	4,011	198,545
Atlas Air Worldwide Holdings, Inc. (a)	7,058	420,022
Bristow Group, Inc.	9,725	496,170
Hawaiian Holdings, Inc. (a)	13,687	78,016
JetBlue Airways Corp. (a)	66,282	404,320
PHI, Inc. (a)	3,621	78,684
Republic Airways Holdings, Inc. (a)	13,250	72,345
SkyWest, Inc.	14,186	213,641
Spirit Airlines, Inc. (a)	3,793	45,478
US Airways Group, Inc. (a)	43,606	388,529
		3,154,187

Common Stocks	Shares	Value
Alternative Energy — 0.2%
Ameresco, Inc. (a)	4,396	$62,335
Amyris, Inc. (a)	4,670	131,180
EnerNOC, Inc. (a)	6,121	96,345
Gevo, Inc. (a)	1,277	20,087
Green Plains Renewable Energy (a)	5,223	56,356
Rex American Resources Corp. (a)	1,946	32,304
Solazyme, Inc. (a)	2,829	64,982
Syntroleum Corp. (a)(b)	20,906	30,732
USEC, Inc. (a)	31,404	104,889
		599,210
Aluminum — 0.2%
Century Aluminum Co. (a)	13,994	219,006
Kaiser Aluminum Corp.	4,236	231,370
Noranda Aluminum Holding Corp. (a)	5,704	86,359
		536,735
Asset Management & Custodian — 0.9%
Apollo Investment Corp.	53,195	543,121
Arlington Asset Investment Corp.	1,799	56,471
Artio Global Investors, Inc.	7,800	88,140
CIFC Deerfield Corp. (a)	1,963	13,447
Calamos Asset Management, Inc., Class A	5,240	76,085
Capital Southwest Corp.	782	72,155
Cohen & Steers, Inc.	4,790	158,788
Cowen Group, Inc., Class A (a)	18,989	71,399
Diamond Hill Investments Group	737	59,911
Epoch Holding Corp.	4,009	71,561
Fifth Street Finance Corp.	18,255	211,758
Financial Engines, Inc. (a)	10,130	262,570
GAMCO Investors, Inc., Class A	1,866	86,377
Golub Capital BDC, Inc.	2,800	41,804
Harris & Harris Group, Inc. (a)	8,908	45,698
JMP Group, Inc.	4,768	33,519
Kohlberg Capital Corp.	3,968	31,546
MCG Capital Corp.	21,234	129,103
MVC Capital, Inc.	6,793	89,871
Medley Capital Corp.	2,260	26,532
NGP Capital Resources Co.	6,302	51,676
National Financial Partners Corp. (a)	11,973	138,168
New Mountain Finance Corp. (a)	1,952	24,790
Oppenheimer Holdings, Inc.	2,732	77,070
Pzena Investment Management, Inc., Class A	1,140	6,475
Solar Capital Ltd.	8,859	218,729
Solar Senior Capital Ltd.	1,621	29,097
THL Credit, Inc.	2,919	37,947
TICC Capital Corp.	8,793	84,413
Virtus Investment Partners, Inc. (a)	1,473	89,411
Westwood Holdings Group, Inc.	1,773	67,551
		2,995,183
Auto Parts — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	17,840	203,019
Amerigon, Inc. (a)	6,235	108,364
Dana Holding Corp. (a)	39,232	717,946
Dorman Products, Inc. (a)	3,009	119,096
Exide Technologies (a)	20,968	160,196
Fuel Systems Solutions, Inc. (a)	4,525	112,899
Meritor, Inc. (a)	25,505	409,100
Motorcar Parts of America, Inc. (a)	2,726	40,917
Standard Motor Products, Inc.	5,461	83,171
Stoneridge, Inc. (a)	6,781	99,952
Superior Industries International, Inc.	6,329	139,934

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	17

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Parts (concluded)
Tenneco, Inc. (a)	16,276	$717,283
Tower International, Inc. (a)	1,424	25,191
U.S. Auto Parts Network, Inc. (a)	4,614	35,343
		2,972,411
Auto Services — 0.1%
Cooper Tire & Rubber Co.	16,732	331,126
Back Office Support, HR & Consulting — 1.7%
APAC Customer Services, Inc. (a)	9,398	50,091
The Advisory Board Co. (a)	4,347	251,604
Barrett Business Services, Inc.	2,404	34,425
CBIZ, Inc. (a)	10,171	74,859
CDI Corp.	3,664	48,695
CRA International, Inc. (a)	2,994	81,107
Compass Diversified Holdings	10,677	176,064
Convergys Corp. (a)	27,623	376,778
Corporate Executive Board Co.	9,296	405,770
CoStar Group, Inc. (a)	6,740	399,547
Dice Holdings, Inc. (a)	12,761	172,529
ExlService Holdings, Inc. (a)	4,375	101,062
FTI Consulting, Inc. (a)	11,134	422,424
Forrester Research, Inc.	4,035	132,994
GP Strategies Corp. (a)	4,345	59,353
The Hackett Group, Inc. (a)	6,650	33,848
Heidrick & Struggles International, Inc.	4,762	107,812
Hudson Highland Group, Inc. (a)	9,157	48,990
Huron Consulting Group, Inc. (a)	6,072	183,435
ICF International, Inc. (a)	5,134	130,301
Insperity, Inc.	6,051	179,170
Kelly Services, Inc., Class A (a)	7,238	119,427
Kforce, Inc. (a)	8,692	113,691
Korn/Ferry International (a)	12,736	280,065
Liquidity Services, Inc. (a)	4,900	115,689
LoopNet, Inc. (a)	4,640	85,283
MAXIMUS, Inc.	4,687	387,756
Navigant Consulting, Inc. (a)	13,979	146,640
On Assignment, Inc. (a)	10,354	101,780
PRGX Global, Inc. (a)	4,411	31,539
RPX Corp. (a)	2,414	67,664
Resources Connection, Inc.	12,664	152,475
SFN Group, Inc. (a)	13,862	126,006
SYKES Enterprises, Inc. (a)	11,327	243,870
ServiceSource International, Inc. (a)	2,544	56,528
Stream Global Services, Inc. (a)	1,055	3,481
TeleTech Holdings, Inc. (a)	6,939	146,274
TrueBlue, Inc. (a)	12,026	174,136
		5,823,162
Banks: Diversified — 5.6%
1st Source Corp.	4,428	91,837
1st United BanCorp., Inc. (a)	8,113	50,463
Alliance Financial Corp.	1,443	44,055
Ameris Bancorp (a)	6,844	60,706
Ames National Corp.	2,617	47,525
Arrow Financial Corp.	2,863	70,058
Bancfirst Corp.	1,920	74,112
Banco Latinoamericana De Comercio Exterior SA	7,904	136,897
The Bancorp, Inc. (a)	8,448	88,282
Bancorp Rhode Island, Inc.	1,078	48,855
BancorpSouth, Inc.	21,319	264,569
Bank of Kentucky Financial Corp.	933	20,778

Common Stocks	Shares	Value
Banks: Diversified (continued)
Bank of Marin Bancorp	1,551	$54,859
Bank of the Ozarks, Inc.	3,688	191,997
Banner Corp.	4,134	72,345
Boston Private Financial Holdings, Inc.	21,459	141,200
Bridge Bancorp, Inc.	1,910	40,645
Bridge Capital Holdings (a)	1,226	13,584
Bryn Mawr Bank Corp.	2,977	60,284
CNB Financial Corp.	3,897	54,129
CVB Financial Corp.	24,666	228,160
Camden National Corp.	2,247	73,724
Cape Bancorp, Inc. (a)	1,720	17,200
Capital Bank Corp. (a)	2,127	7,423
Capital City Bank Group, Inc.	3,749	38,465
Cardinal Financial Corp.	8,456	92,593
Cascade Bancorp (a)	1,008	10,181
Cathay General Bancorp	21,341	349,779
Center Bancorp, Inc.	1,527	15,942
Center Financial Corp. (a)	10,062	63,894
Centerstate Banks, Inc.	7,749	53,623
Central Pacific Financial Corp. (a)	3,557	49,798
Century Bancorp, Inc., Class A	260	6,880
Chemical Financial Corp.	6,857	128,637
Citizens & Northern Corp.	3,593	54,146
City Holding Co.	4,271	141,071
CoBiz Financial, Inc.	9,926	64,916
Columbia Banking System, Inc.	10,795	185,890
Community Bank System, Inc.	9,628	238,678
Community Trust Bancorp, Inc.	3,812	105,669
Danvers Bancorp, Inc. (b)	5,595	121,803
Eagle Bancorp, Inc. (a)	4,991	66,380
Encore Bancshares, Inc. (a)	1,383	16,624
Enterprise Bancorp, Inc.	765	11,529
Enterprise Financial Services Corp.	4,733	64,037
F.N.B. Corp.	33,626	348,029
Financial Institutions, Inc.	3,917	64,317
First Bancorp, Inc.	2,876	42,737
First Bancorp, North Carolina	4,541	46,500
First Busey Corp.	19,568	103,515
First Commonwealth Financial Corp.	28,697	164,721
First Community Bancshares, Inc.	4,629	64,806
First Financial Bancorp	16,032	267,574
First Financial Bankshares, Inc.	8,634	297,441
First Financial Corp.	3,154	103,262
First Interstate Bancsystem, Inc.	3,667	54,052
First Merchants Corp.	7,293	65,199
First Midwest Bancorp, Inc.	20,437	251,171
The First of Long Island Corp.	2,056	57,342
FirstMerit Corp.	29,543	487,755
German American Bancorp, Inc.	3,849	63,816
Glacier Bancorp, Inc.	19,581	263,952
Hampton Roads Bankshares, Inc. (a)	2,370	23,463
Hancock Holding Co.	13,890	430,312
Heartland Financial USA, Inc.	3,822	55,610
Heritage Commerce Corp. (a)	4,119	21,048
Home Bancshares, Inc.	6,200	146,568
Hudson Valley Holding Corp.	3,811	73,590
IBERIABANK Corp.	7,301	420,830
Independent Bank Corp.	5,961	156,476
International Bancshares Corp.	14,326	239,674
Investors Bancorp, Inc. (a)	12,864	182,669
Lakeland Bancorp, Inc.	6,471	64,581
Lakeland Financial Corp.	4,629	103,042
MB Financial, Inc.	14,727	283,347

See Notes to Financial Statements.

18	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
MainSource Financial Group, Inc.	5,643	$46,837
Merchants Bancshares, Inc.	1,496	36,607
Meridian Interstate Bancorp, Inc. (a)	3,162	43,288
Metro Bancorp, Inc. (a)	4,106	46,891
Midsouth Bancorp, Inc.	2,518	34,320
NBT Bancorp, Inc.	9,604	212,537
Nara Bancorp, Inc. (a)	10,967	89,162
National Bankshares, Inc.	2,049	51,307
National Penn Bancshares, Inc.	33,767	267,772
Old National Bancorp	25,845	279,126
Oriental Financial Group	12,461	160,622
Orrstown Financial Service, Inc.	2,049	53,909
Pacific Capital Bancorp NA (a)	855	27,180
Pacific Continental Corp.	5,680	51,972
PacWest Bancorp	8,328	171,307
Park National Corp.	3,445	226,888
Park Sterling Corp. (a)	5,922	29,373
Penns Woods Bancorp, Inc.	1,246	42,813
Peoples Bancorp, Inc.	3,241	36,526
Pinnacle Financial Partners, Inc. (a)	9,462	147,229
PrivateBancorp, Inc.	15,878	219,116
Prosperity Bancshares, Inc.	12,634	553,622
Provident Financial Services, Inc.	16,516	236,509
Renasant Corp.	7,072	102,473
Republic Bancorp, Inc., Class A	2,764	55,004
Rockville Financial, Inc.	7,000	69,300
Roma Financial Corp.	2,724	28,602
S&T Bancorp, Inc.	7,103	132,045
SCBT Financial Corp.	3,923	112,512
SVB Financial Group (a)	11,515	687,561
SY Bancorp, Inc.	3,458	80,398
Sandy Spring Bancorp, Inc.	6,837	122,998
Seacoast Banking Corp. of Florida (a)	15,334	23,001
Sierra Bancorp	3,790	42,903
Signature Bank (a)	11,183	639,668
Simmons First National Corp., Class A	4,786	122,809
Southside Bancshares, Inc.	4,825	95,776
Southwest Bancorp, Inc. (a)	5,646	55,274
State Bancorp, Inc.	4,485	59,830
State Bank Financial Corp. (a)	7,713	126,262
StellarOne Corp.	6,719	81,367
Sterling Bancorp	8,837	83,863
Sterling Bancshares, Inc.	26,822	218,867
Sterling Financial Corp. (a)	6,627	106,496
Suffolk Bancorp	2,844	39,702
Sun Bancorp, Inc. (a)	8,103	29,576
Susquehanna Bancshares, Inc.	35,287	282,296
Taylor Capital Group, Inc. (a)	3,636	29,670
Texas Capital Bancshares, Inc. (a)	10,186	263,104
Tompkins Trustco, Inc.	2,287	89,742
Tower Bancorp, Inc.	2,849	78,063
Towne Bank (b)	6,843	91,559
Trico Bancshares	4,283	62,532
TrustCo Bank Corp. NY	22,101	108,295
Trustmark Corp.	17,294	404,853
UMB Financial Corp.	8,622	361,089
Umpqua Holdings Corp.	31,077	359,561
Union First Market Bankshares Corp.	5,200	63,336
United Bankshares, Inc. (b)	10,792	264,188
United Community Banks, Inc. (a)	5,281	55,767

Common Stocks	Shares	Value
Banks: Diversified (concluded)
Univest Corp. of Pennsylvania	4,951	$77,384
Virginia Commerce Bancorp (a)	6,627	39,166
Washington Banking Co.	4,451	58,842
Washington Trust Bancorp, Inc.	4,107	94,338
Webster Financial Corp.	19,407	407,935
WesBanco, Inc.	6,486	127,515
West Bancorp., Inc.	4,940	43,521
West Coast Bancorp (a)	5,344	89,565
Westamerica Bancorp.	7,810	384,642
Western Alliance Bancorp (a)	18,707	132,820
Wilshire Bancorp, Inc. (a)	14,593	42,903
Wintrust Financial Corp.	9,492	305,453
		19,280,960
Banks: Savings, Thrift & Mortgage Lending — 0.9%
Abington Bancorp, Inc.	6,208	64,749
Astoria Financial Corp.	23,576	301,537
Bank Mutual Corp.	13,869	50,899
BankFinancial Corp.	6,267	53,081
Beneficial Mutual Bancorp, Inc. (a)	9,905	81,370
Berkshire Hills Bancorp, Inc.	4,767	106,733
BofI Holding, Inc. (a)	2,132	30,722
Brookline Bancorp, Inc.	9,760	90,475
Charter Financial Corp.	489	4,841
Clifton Savings Bancorp, Inc.	694	7,662
Dime Community Bancshares, Inc.	7,889	114,706
Doral Financial Corp. (a)	31,668	62,069
ESB Financial Corp.	3,459	44,690
ESSA Bancorp, Inc.	3,914	48,612
First Defiance Financial Corp. (a)	1,611	23,666
First Financial Holdings, Inc.	4,812	43,164
First Pactrust Bancorp, Inc.	1,584	23,538
Flagstar BanCorp., Inc. (a)	48,236	57,401
Flushing Financial Corp.	8,758	113,854
Fox Chase BanCorp., Inc.	3,035	41,124
Franklin Financial Corp. (a)	3,109	37,495
Great Southern Bancorp, Inc.	3,047	57,741
Heritage Financial Corp.	4,091	52,897
Home Federal Bancorp, Inc.	4,988	54,818
Kearny Financial Corp.	4,784	43,582
Northfield Bancorp, Inc.	5,193	73,014
Northwest Bancshares, Inc.	29,109	366,191
OceanFirst Financial Corp.	4,430	57,369
Ocwen Financial Corp. (a)	20,184	257,548
OmniAmerican Bancorp, Inc. (a)	3,649	54,626
Oritani Financial Corp.	15,699	200,790
Provident New York Bancorp	11,221	93,808
Territorial BanCorp., Inc.	3,645	75,524
United Financial Bancorp, Inc.	5,010	77,304
ViewPoint Financial Group	8,639	119,218
WSFS Financial Corp.	1,663	65,938
Westfield Financial, Inc.	8,729	70,879
		3,123,635
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	2,251	201,690
Central European Distribution Corp. (a)	19,131	214,267
Craft Brewers Alliance, Inc. (a)	1,996	17,185
		433,142

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	19

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Beverage: Soft Drinks — 0.2%
Coca-Cola Bottling Co. Consolidated	1,190	$80,515
Farmer Bros. Co.	2,067	20,959
Heckmann Corp. (a)	25,335	153,024
National Beverage Corp.	3,398	49,781
Peet’s Coffee & Tea, Inc. (a)	3,389	195,545
Primo Water Corp. (a)	2,961	42,609
		542,433
Biotechnology — 3.4%
AMAG Pharmaceuticals, Inc. (a)	5,803	109,096
AVEO Pharmaceuticals, Inc. (a)	7,022	144,723
AVI BioPharma, Inc. (a)	39,313	56,218
Accelrys, Inc. (a)	15,273	108,591
Acorda Therapeutics, Inc. (a)	10,628	343,391
Aegerion Pharmaceuticals, Inc. (a)	1,849	29,122
Affymax, Inc. (a)	9,002	61,844
Albany Molecular Research, Inc. (a)	6,376	30,669
Alimera Sciences, Inc. (a)	2,430	19,804
Allos Therapeutics, Inc. (a)	21,828	46,712
Alnylam Pharmaceuticals, Inc. (a)	10,131	94,927
Amicus Therapeutics, Inc. (a)	3,373	20,036
Anthera Pharmaceuticals, Inc. (a)	4,257	34,780
Arena Pharmaceuticals, Inc. (a)	37,319	50,754
Ariad Pharmaceuticals, Inc. (a)	35,351	400,527
Arqule, Inc. (a)	14,622	91,387
Array Biopharma, Inc. (a)	16,290	36,490
BG Medicine, Inc. (a)	1,060	8,438
BioMimetic Therapeutics, Inc. (a)	5,718	29,276
Biosante Pharmaceuticals, Inc. (a)(b)	25,625	70,469
Biotime, Inc. (a)	6,846	35,120
Cell Therapeutics, Inc. (a)	43,752	68,909
Celldex Therapeutics, Inc. (a)	12,912	45,838
Cepheid, Inc. (a)	16,573	574,089
Chelsea Therapeutics International, Inc. (a)	13,894	70,859
Codexis, Inc. (a)	6,010	57,876
Complete Genomics, Inc. (a)	2,521	38,521
Cornerstone Therapeutics, Inc. (a)	1,104	9,892
Cubist Pharmaceuticals, Inc. (a)	16,090	579,079
Curis, Inc. (a)(b)	21,225	75,985
Cytori Therapeutics, Inc. (a)(b)	13,213	63,290
Dyax Corp. (a)	28,498	56,426
Dynavax Technologies Corp. (a)	31,052	85,393
Emergent Biosolutions, Inc. (a)	6,359	143,395
Enzo Biochem, Inc. (a)	10,078	42,831
Enzon Pharmaceuticals, Inc. (a)	11,465	115,223
Exact Sciences Corp. (a)	13,882	119,385
Exelixis, Inc. (a)	34,569	309,738
Furiex Pharmaceuticals, Inc. (a)	2,802	49,848
GTx, Inc. (a)	4,103	19,653
Genomic Health, Inc. (a)	4,445	124,060
Geron Corp. (a)	35,103	140,763
Halozyme Therapeutics, Inc. (a)	22,365	154,542
Harvard Bioscience, Inc. (a)	4,524	24,113
Idenix Pharmaceuticals, Inc. (a)	14,338	71,690
ImmunoGen, Inc. (a)	20,376	248,383
Immunomedics, Inc. (a)(b)	18,824	76,614
Incyte Corp. (a)	23,861	451,927
Inhibitex, Inc. (a)	17,195	67,404
Insmed, Inc. (a)	6,241	74,830
InterMune, Inc. (a)	13,182	472,575
Kensey Nash Corp. (a)	2,151	54,270

Common Stocks	Shares	Value
Biotechnology (concluded)
Keryx Biopharmaceuticals, Inc. (a)	18,216	$86,162
Lexicon Genetics, Inc. (a)	48,686	85,687
Ligand Pharmaceuticals, Inc. (a)	5,493	65,641
MannKind Corp. (a)(b)	20,738	78,804
Maxygen, Inc.	8,508	46,539
Medivation, Inc. (a)	8,557	183,377
Metabolix, Inc. (a)	9,515	67,937
Micromet, Inc. (a)	25,063	143,862
Momenta Pharmaceuticals, Inc. (a)	12,361	240,545
NPS Pharmaceuticals, Inc. (a)	23,393	221,064
Nabi Biopharmaceuticals (a)	12,076	64,969
Nektar Therapeutics (a)	31,085	225,988
Neurocrine Biosciences, Inc. (a)	13,520	108,836
Novavax, Inc. (a)(b)	27,072	54,685
Nymox Pharmaceutical Corp. (a)	4,339	36,231
OncoGenex Pharmaceutical, Inc. (a)	2,335	39,765
Oncothyreon, Inc. (a)	10,931	100,456
Onyx Pharmaceuticals, Inc. (a)	17,059	602,183
Opko Health, Inc. (a)	28,642	105,689
Orexigen Therapeutics, Inc. (a)	9,144	14,539
Osiris Therapeutics, Inc. (a)	4,831	37,392
PDL BioPharma, Inc.	37,771	221,716
Pacific Biosciences of California, Inc. (a)	8,652	101,228
Peregrine Pharmaceuticals, Inc. (a)(b)	18,905	35,163
PharmAthene, Inc. (a)	8,935	26,269
Progenics Pharmaceuticals, Inc. (a)(b)	8,143	58,467
RTI Biologics, Inc. (a)	15,457	41,888
Raptor Pharmaceutical Corp. (a)	8,247	51,049
Rigel Pharmaceuticals, Inc. (a)	18,171	166,628
Sangamo Biosciences, Inc. (a)(b)	14,117	83,149
Savient Pharmaceuticals, Inc. (a)(b)	19,297	144,535
Seattle Genetics, Inc. (a)	25,937	532,227
Sequenom, Inc. (a)	26,914	203,201
Sucampo Pharmaceuticals, Inc., Class A (a)	1,820	7,462
Sunesis Pharmaceuticals, Inc. (a)	6,815	14,243
Synta Pharmaceuticals Corp. (a)	5,270	26,508
Targacept, Inc. (a)	7,465	157,288
Theravance, Inc. (a)	18,474	410,308
Transcept Pharmaceuticals, Inc. (a)	1,061	11,618
Trius Therapeutics, Inc. (a)	1,279	10,130
Vanda Pharmaceuticals, Inc. (a)	7,715	55,085
ViroPharma, Inc. (a)	20,464	378,584
ZIOPHARM Oncology, Inc. (a)(b)	16,244	99,413
Zalicus, Inc. (a)(b)	20,887	49,711
		11,805,996
Building Materials — 0.8%
Acuity Brands, Inc.	11,641	649,335
Ameron International Corp.	2,472	162,361
Builders FirstSource, Inc. (a)	13,105	28,176
Gibraltar Industries, Inc. (a)	8,426	95,382
Griffon Corp. (a)	12,864	129,669
Headwaters, Inc. (a)	16,571	51,867
LSI Industries, Inc.	5,576	44,274
Louisiana-Pacific Corp. (a)	35,138	286,023
NCI Building Systems, Inc. (a)	5,541	63,112
Quanex Building Products Corp.	10,306	168,915
Simpson Manufacturing Co., Inc.	10,964	327,495
Texas Industries, Inc.	6,040	251,445
Trex Co., Inc. (a)	4,266	104,432
Watsco, Inc.	7,550	513,325
		2,875,811

See Notes to Financial Statements.

20	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Building: Climate Control — 0.1%
Aaon, Inc.	5,236	$114,343
Comfort Systems USA, Inc.	10,442	110,790
Interline Brands, Inc. (a)	9,043	166,120
		391,253
Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc. (a)	12,373	282,352
USG Corp. (a)	18,904	271,083
		553,435
Cable Television Services — 0.0%
Knology, Inc. (a)	8,422	125,067
Casinos & Gambling — 0.3%
Ameristar Casinos, Inc.	8,401	199,188
Boyd Gaming Corp. (a)	14,686	127,768
Isle of Capri Casinos, Inc. (a)	5,689	50,348
Monarch Casino & Resort, Inc. (a)	2,544	26,559
Multimedia Games Holdings Co., Inc. (a)	8,136	37,019
Pinnacle Entertainment, Inc. (a)	16,709	248,964
Scientific Games Corp., Class A (a)	16,014	165,585
Shuffle Master, Inc. (a)	14,795	138,407
		993,838
Cement — 0.1%
Eagle Materials, Inc.	11,524	321,174
Chemicals: Diversified — 1.0%
Aceto Corp.	7,511	50,399
American Vanguard Corp.	5,721	74,201
Arch Chemicals, Inc.	6,107	210,325
Chemtura Corp. (a)	25,516	464,391
Georgia Gulf Corp. (a)	9,146	220,784
Hawkins, Inc.	2,391	86,602
Innophos Holdings, Inc.	5,852	285,578
KMG Chemicals, Inc.	1,885	31,743
LSB Industries, Inc. (a)	4,917	211,038
Landec Corp. (a)	7,596	50,134
OM Group, Inc. (a)	8,321	338,166
Olin Corp.	21,400	484,924
Omnova Solutions, Inc. (a)	12,243	85,211
PolyOne Corp.	25,165	389,303
Sensient Technologies Corp.	13,444	498,369
TPC Group, Inc. (a)	3,441	134,956
		3,616,124
Chemicals: Specialty — 0.6%
Balchem Corp.	7,783	340,740
Calgon Carbon Corp. (a)	15,316	260,372
FutureFuel Corp.	5,010	60,671
Innospec, Inc. (a)	6,226	209,256
Kraton Performance Polymers, Inc. (a)	8,482	332,240
NewMarket Corp.	2,430	414,825
Quaker Chemical Corp.	3,457	148,685
Senomyx, Inc. (a)	11,358	58,380
Stepan Co.	2,149	152,364
Zep, Inc.	6,104	115,366
		2,092,899
Coal — 0.3%
Cloud Peak Energy, Inc. (a)	16,146	343,910
Hallador Energy Co.	372	3,567
James River Coal Co. (a)	9,624	200,372

Common Stocks	Shares	Value
Coal (concluded)
L&L Energy, Inc. (a)(b)	5,371	$27,553
Patriot Coal Corp. (a)	24,478	544,880
Westmoreland Coal Co. (a)	2,280	40,470
		1,160,752
Commercial Finance & Mortgage Companies — 0.1%
Federal Agricultural Mortgage Corp., Class B	2,693	59,569
Medallion Financial Corp.	4,808	46,878
NewStar Financial, Inc. (a)	7,694	82,172
Walker & Dunlop, Inc. (a)	2,399	31,907
		220,526
Commercial Services: Rental & Leasing — 0.6%
Aircastle Ltd.	15,095	192,008
CAI International, Inc. (a)	3,241	66,959
Electro Rent Corp.	4,726	80,909
Essex Rental Corp. (a)	3,056	20,139
H&E Equipment Services, Inc. (a)	7,856	109,905
Marlin Business Services, Inc. (a)	2,680	33,902
McGrath RentCorp	6,545	183,784
Mobile Mini, Inc. (a)	10,105	214,125
PHH Corp. (a)	15,098	309,811
RSC Holdings, Inc. (a)	17,954	214,730
SeaCube Container Leasing Ltd.	3,035	52,141
TAL International Group, Inc.	5,284	182,457
United Rentals, Inc. (a)	16,720	424,688
		2,085,558
Commercial Vehicles & Parts — 0.3%
Accuride Corp. (a)	10,453	132,021
Commercial Vehicle Group, Inc. (a)	7,593	107,745
Force Protection, Inc. (a)	19,298	95,815
Miller Industries, Inc.	2,893	54,070
Modine Manufacturing Co. (a)	12,653	194,477
Rush Enterprises, Inc., Class A (a)	8,812	167,692
Spartan Motors, Inc.	9,496	51,278
Wabash National Corp. (a)	18,606	174,338
		977,436
Communications Technology — 2.5%
AboveNet, Inc.	6,259	441,009
Adtran, Inc.	17,288	669,218
Anaren, Inc. (a)	4,253	90,376
Anixter International, Inc.	7,726	504,817
Aruba Networks, Inc. (a)	22,962	678,527
Aviat Networks, Inc. (a)	16,926	66,688
Bel Fuse, Inc.	2,946	63,899
BigBand Networks, Inc. (a)	13,823	29,996
Black Box Corp.	4,780	149,471
Calix, Inc. (a)	9,908	206,285
Comtech Telecommunications Corp.	7,218	202,393
Dialogic, Inc. (a)	3,009	13,540
Digi International, Inc. (a)	7,032	91,416
DigitalGlobe, Inc. (a)	9,285	235,932
EMS Technologies, Inc. (a)	4,182	137,881
Echelon Corp. (a)	9,348	84,973
Emulex Corp. (a)	23,752	204,267
Extreme Networks, Inc. (a)	25,983	84,185
Finisar Corp. (a)	24,130	435,064
GSI Technology, Inc. (a)	5,695	41,004
GeoEye, Inc. (a)	6,048	226,195
Globecomm Systems, Inc. (a)	6,049	94,122
Harmonic, Inc. (a)	31,341	226,595

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	21

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Technology (concluded)
Infinera Corp. (a)	27,610	$190,785
InterDigital, Inc.	12,156	496,573
Ixia (a)	10,177	130,266
KVH Industries, Inc. (a)	4,202	44,667
Loral Space & Communications Ltd. (a)	2,966	206,048
Meru Networks, Inc. (a)	2,602	31,250
NETGEAR, Inc. (a)	9,771	427,188
NeoPhotonics Corp. (a)	1,882	13,023
Novatel Wireless, Inc. (a)	9,082	49,769
Numerex Corp. (a)	1,631	15,870
Oclaro, Inc. (a)	13,558	91,110
Oplink Communications, Inc. (a)	5,598	104,291
Plantronics, Inc.	12,934	472,479
Procera Networks, Inc. (a)	2,900	31,117
SeaChange International, Inc. (a)	7,519	81,055
Shoretel, Inc. (a)	12,552	128,030
Sonus Networks, Inc. (a)	57,223	185,403
Sycamore Networks, Inc.	5,416	120,452
Tekelec (a)	16,747	152,900
TeleNav, Inc. (a)	4,219	74,803
Viasat, Inc. (a)(b)	9,674	418,594
Westell Technologies, Inc., Class A (a)	12,712	45,382
		8,488,908
Computer Services Software & Systems — 6.5%
ACI Worldwide, Inc. (a)(c)	9,084	306,767
The Active Network, Inc. (a)	3,078	54,173
Actuate Corp. (a)	10,545	61,688
Acxiom Corp. (a)	21,406	280,633
American Reprographics Co. (a)	10,530	74,447
American Software, Class A	6,755	56,134
Aspen Technology, Inc. (a)	22,582	387,959
Avid Technology, Inc. (a)	8,040	151,474
Blackbaud, Inc.	12,068	334,525
Blackboard, Inc. (a)	9,444	409,775
Blue Coat Systems, Inc. (a)	11,599	253,554
Bottomline Technologies, Inc. (a)	9,188	227,035
BroadSoft, Inc. (a)	6,042	230,381
CACI International, Inc., Class A (a)	8,102	511,074
CSG Systems International, Inc. (a)	9,366	173,084
Callidus Software, Inc. (a)	7,445	43,553
Ciber, Inc. (a)	17,831	98,962
CommVault Systems, Inc. (a)	11,879	528,022
Computer Task Group, Inc. (a)	4,331	57,039
ComScore, Inc. (a)	8,451	218,881
Concur Technologies, Inc. (a)	11,967	599,188
Convio, Inc. (a)	2,759	29,825
Cornerstone OnDemand, Inc. (a)	2,798	49,385
DealerTrack Holdings, Inc. (a)	11,127	255,365
Deltek, Inc. (a)	6,038	45,225
Demand Media, Inc. (a)	1,921	26,030
DemandTec, Inc. (a)	8,347	75,958
Digimarc Corp. (a)	1,858	65,086
Digital River, Inc. (a)	10,708	344,369
DynaVox, Inc., Class A (a)	2,910	22,116
EPIQ Systems, Inc.	8,801	125,150
EarthLink, Inc.	30,033	231,104
Ebix, Inc. (a)	8,266	157,467
Envestnet, Inc. (a)	4,672	69,379
ePlus, Inc. (a)	660	17,450
FalconStor Software, Inc. (a)	6,684	29,944

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
FriendFinder Networks, Inc. (a)	1,161	$4,714
Guidance Software, Inc. (a)	2,655	21,638
Hypercom Corp. (a)	14,639	143,901
ICG Group, Inc. (a)	10,220	124,991
iGate Corp.	8,116	132,453
Infospace, Inc. (a)	10,197	92,997
Integral Systems, Inc. (a)	4,592	55,885
Interactive Intelligence, Inc. (a)	3,939	138,062
interCLICK, Inc. (a)	5,007	39,856
Internap Network Services Corp. (a)	14,587	107,214
IntraLinks Holdings, Inc. (a)	8,519	147,208
JDA Software Group, Inc. (a)	11,466	354,185
KIT Digital, Inc. (a)	9,417	112,439
Kenexa Corp. (a)	7,213	172,968
Keynote Systems, Inc.	3,996	86,433
The Keyw Holding Corp. (a)	4,269	52,893
Lawson Software, Inc. (a)	43,875	492,277
Limelight Networks, Inc. (a)	17,863	81,455
Lionbridge Technologies, Inc. (a)	17,116	54,429
LivePerson, Inc. (a)	14,035	198,455
LogMeIn, Inc. (a)	5,461	210,631
Magma Design Automation, Inc. (a)	18,292	146,153
Manhattan Associates, Inc. (a)	5,958	205,194
Mantech International Corp., Class A	6,157	273,494
Mediamind Technologies, Inc. (a)	1,984	43,529
Mentor Graphics Corp. (a)	26,093	334,251
Mercury Computer Systems, Inc. (a)	8,174	152,690
MicroStrategy, Inc., Class A (a)	2,163	351,877
Moduslink Global Solutions, Inc.	12,361	55,377
Monotype Imaging Holdings, Inc. (a)	9,334	131,889
Motricity, Inc. (a)	9,654	74,625
NCI, Inc., Class A (a)	1,954	44,395
NIC, Inc.	16,893	227,380
Ness Technologies, Inc. (a)	8,137	61,597
NetScout Systems, Inc. (a)	9,921	207,250
NetSuite, Inc. (a)	7,286	285,611
OpenTable, Inc. (a)	6,329	526,066
Openwave Systems, Inc. (a)	23,444	53,687
Opnet Technologies, Inc.	3,845	157,414
PDF Solutions, Inc. (a)	6,633	39,533
PROS Holdings, Inc. (a)	5,716	99,973
Parametric Technology Corp. (a)	32,068	735,319
Pegasystems, Inc.	4,542	211,430
Perficient, Inc. (a)	6,418	65,849
Progress Software Corp. (a)	18,081	436,295
QAD, Inc. (a)	1,104	11,283
QLIK Technologies, Inc. (a)	18,810	640,669
Quepasa Corp. (a)	1,781	12,912
Quest Software, Inc. (a)	16,381	372,340
Radiant Systems, Inc. (a)	10,668	222,961
RealNetworks, Inc. (a)	23,280	79,152
RealPage, Inc. (a)	8,033	212,633
Responsys, Inc. (a)	2,322	41,169
RightNow Technologies, Inc. (a)	6,619	214,456
SAVVIS, Inc. (a)	12,106	478,550
SPS Commerce, Inc. (a)	1,878	33,410
SRA International, Inc., Class A (a)	12,156	375,863
SS&C Technologies Holdings, Inc. (a)	6,404	127,247
SYNNEX Corp. (a)	6,560	207,952
Saba Software, Inc. (a)	8,157	73,658
Sapient Corp. (a)	29,182	438,605
SciQuest, Inc. (a)	3,002	51,304

See Notes to Financial Statements.

22	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
Smith Micro Software, Inc. (a)	9,525	$40,100
SolarWinds, Inc. (a)	15,214	397,694
Sourcefire, Inc. (a)	7,715	229,290
SuccessFactors, Inc. (a)	21,210	623,574
Support.com, Inc. (a)	13,789	66,187
Synchronoss Technologies, Inc. (a)	7,087	224,870
Syntel, Inc.	4,083	241,387
TNS, Inc. (a)	7,016	116,466
Taleo Corp., Class A (a)	11,049	409,144
TechTarget, Inc. (a)	2,835	21,461
TeleCommunication Systems, Inc., Class A (a)	12,857	62,099
Tyler Technologies, Inc. (a)	8,516	228,058
Ultimate Software Group, Inc. (a)	7,018	381,990
Unisys Corp. (a)	11,600	298,120
United Online, Inc.	24,122	145,456
VASCO Data Security International, Inc. (a)	7,459	92,865
Verint Systems, Inc. (a)	5,569	206,276
VirnetX Holding Corp. (a)(b)	10,953	316,980
Virtusa Corp. (a)	4,009	75,971
Wave Systems Corp., Class A (b)	23,163	65,320
Web.Com Group, Inc. (a)	7,543	92,930
Websense, Inc. (a)	10,820	280,995
Zix Corp. (a)	17,863	68,594
		22,628,154
Computer Technology — 0.6%
Cray, Inc. (a)	10,372	66,381
Dot Hill Systems Corp. (a)	12,720	36,125
Dynamics Research Corp. (a)	1,735	23,665
Identive Group, Inc. (a)	9,543	22,140
Imation Corp. (a)	8,404	79,334
Immersion Corp. (a)	8,029	68,487
Insight Enterprises, Inc. (a)	12,616	223,429
Intermec, Inc. (a)	15,344	169,398
OCZ Technology Group, Inc. (a)	13,659	109,272
PC Connection, Inc. (a)	1,482	12,271
Quantum Corp. (a)	61,073	201,541
Radisys Corp. (a)	5,982	43,609
Rimage Corp.	2,682	36,019
STEC, Inc. (a)	11,125	189,236
Safeguard Scientifics, Inc. (a)	5,697	107,559
Silicon Graphics International Corp. (a)	8,429	144,979
Stratasys, Inc. (a)	5,682	191,484
Super Micro Computer, Inc. (a)	7,325	117,859
Synaptics, Inc. (a)	9,253	238,172
Xyratex Ltd. (a)	8,270	84,850
		2,165,810
Construction — 0.4%
EMCOR Group, Inc. (a)	17,967	526,613
Granite Construction, Inc.	10,133	248,563
Great Lakes Dredge & Dock Corp.	16,029	89,442
Insituform Technologies, Inc., Class A (a)	10,662	223,582
Orion Marine Group, Inc. (a)	7,403	69,662
Primoris Services Corp.	6,851	88,378
Sterling Construction Co., Inc. (a)	4,620	63,617
Tutor Perini Corp.	8,123	155,799
		1,465,656

Common Stocks	Shares	Value
Consumer Electronics — 0.3%
Audiovox Corp., Class A (a)	5,250	$39,690
RealD, Inc. (a)	10,391	243,045
TiVo, Inc. (a)	32,258	331,935
Universal Electronics, Inc. (a)	3,832	96,796
XO Group, Inc. (a)	8,405	83,630
Zagg, Inc. (a)	5,330	71,422
		866,518
Consumer Lending — 1.0%
Advance America, Cash Advance Centers, Inc.	15,111	104,115
Cash America International, Inc.	7,922	458,446
Credit Acceptance Corp. (a)	1,757	148,414
Dollar Financial Corp. (a)	11,847	256,488
Encore Capital Group, Inc. (a)	4,273	131,267
Ezcorp, Inc. (a)	12,695	451,625
First Cash Financial Services, Inc. (a)	8,457	355,109
The First Marblehead Corp. (a)	16,614	29,407
Imperial Holdings, Inc. (a)	4,178	42,448
MGIC Investment Corp. (a)	50,699	301,659
MoneyGram International, Inc. (a)	23,057	76,549
Nelnet, Inc., Class A	6,998	154,376
Netspend Holdings, Inc. (a)	8,273	82,730
Nicholas Financial, Inc. (a)	1,952	23,190
Portfolio Recovery Associates, Inc. (a)	4,617	391,475
World Acceptance Corp. (a)	4,292	281,426
		3,288,724
Consumer Services: Miscellaneous — 0.6%
Ancestry.com, Inc. (a)	8,480	350,987
Coinstar, Inc. (a)(b)	8,430	459,772
Core-Mark Holdings Co., Inc. (a)	3,079	109,921
Move, Inc. (a)	43,920	96,185
NutriSystem, Inc.	7,334	103,116
Pre-Paid Legal Services, Inc. (a)	2,021	134,376
Sotheby’s Holdings, Inc., Class A	18,157	789,830
Steiner Leisure Ltd. (a)	4,090	186,831
		2,231,018
Containers & Packaging — 0.2%
AEP Industries, Inc. (a)	1,326	38,706
Graham Packaging Co., Inc. (a)	6,456	162,820
Graphic Packaging Holding Co. (a)	41,985	228,399
Myers Industries, Inc.	8,907	91,564
		521,489
Copper — 0.0%
Revett Minerals, Inc. (a)	5,138	23,172
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	6,658	193,282
Inter Parfums, Inc.	4,083	94,031
Revlon, Inc., Class A (a)	3,144	52,819
		340,132
Diversified Financial Services — 0.4%
Duff & Phelps Corp.	7,861	100,857
Edelman Financial Group, Inc.	5,939	46,859
Evercore Partners, Inc., Class A	5,164	172,065
FBR Capital Markets Corp. (a)	14,783	50,262
Gleacher & Co, Inc. (a)	22,034	44,949
Intersections, Inc.	2,185	39,767
Main Street Capital Corp.	5,360	101,572

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	23

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Financial Services (concluded)
Piper Jaffray Cos. (a)	4,267	$122,932
Stifel Financial Corp. (a)	14,369	515,272
Triangle Capital Corp.	5,331	98,410
		1,292,945
Diversified Manufacturing Operations — 0.4%
A.M. Castle & Co. (a)	4,604	76,473
Barnes Group, Inc.	14,377	356,693
Federal Signal Corp.	17,281	113,363
Lydall, Inc. (a)	4,920	58,843
OSI Systems, Inc. (a)	4,992	214,656
Raven Industries, Inc.	4,777	266,127
Standex International Corp.	3,346	102,622
Trimas Corp. (a)	6,699	165,800
		1,354,577
Diversified Materials & Processing — 0.7%
Belden, Inc.	12,742	444,186
Cabot Microelectronics Corp. (a)	6,325	293,923
Clarcor, Inc.	13,522	639,320
Encore Wire Corp.	5,028	121,778
Harbinger Group, Inc. (a)	1,447	8,841
Hexcel Corp. (a)	26,342	576,626
Insteel Industries, Inc.	4,829	60,556
Koppers Holdings, Inc.	5,586	211,877
NL Industries, Inc.	1,320	24,235
Tredegar Corp.	6,573	120,615
Uranium Energy Corp. (a)(b)	18,856	57,699
		2,559,656
Diversified Media — 0.1%
Belo Corp., Class A (a)	25,223	189,929
EW Scripps Co. (a)	9,334	90,260
		280,189
Diversified Retail — 0.5%
99 Cents Only Stores (a)	12,579	254,599
The Bon-Ton Stores, Inc.	3,419	33,233
Fred’s, Inc.	10,687	154,213
Geeknet, Inc. (a)	1,036	27,682
Gordmans Stores, Inc. (a)	1,272	22,120
HSN, Inc. (a)	10,728	353,166
Overstock.com, Inc. (a)	3,371	51,306
PriceSmart, Inc.	4,779	244,828
Saks, Inc. (a)	31,228	348,817
Tuesday Morning Corp. (a)	10,449	48,588
ValueVision Media, Inc., Class A (a)	10,652	81,488
Winmark Corp.	428	18,545
		1,638,585
Drug & Grocery Store Chains — 0.7%
Arden Group, Inc., Class A	378	34,783
Casey’s General Stores, Inc.	10,199	448,756
The Fresh Market, Inc. (a)	7,461	288,591
GNC Holdings, Inc. (a)	5,837	127,305
Ingles Markets, Inc., Class A	3,600	59,580
Nash Finch Co.	3,265	116,920
The Pantry, Inc. (a)	6,300	118,377
PetMed Express, Inc.	5,995	71,041
Rite Aid Corp. (a)	159,370	211,962
Ruddick Corp.	13,003	566,151
Spartan Stores, Inc.	6,113	119,387
Susser Holdings Corp. (a)	1,549	24,350

Common Stocks	Shares	Value
Drug & Grocery Store Chains (concluded)
Village Super Market, Inc., Class A	1,694	$46,941
Weis Markets, Inc.	2,982	121,457
Winn-Dixie Stores, Inc. (a)	15,267	129,006
		2,484,607
Education Services — 0.6%
Ambassadors Group, Inc.	5,130	45,298
American Public Education, Inc. (a)	4,880	217,209
Archipelago Learning, Inc. (a)(b)	3,904	38,493
Bridgepoint Education, Inc. (a)(b)	4,854	121,350
Cambium Learning Group, Inc. (a)	1,353	4,560
Capella Education Co. (a)	4,246	177,695
Corinthian Colleges, Inc. (a)	21,058	89,707
Franklin Covey Co. (a)	4,231	40,956
Grand Canyon Education, Inc. (a)	7,828	111,001
HealthStream, Inc. (a)	3,767	49,988
K12, Inc. (a)	7,016	232,510
Lincoln Educational Services Corp.	5,608	96,177
National American University Holdings, Inc.	1,167	10,982
Renaissance Learning, Inc.	3,699	46,386
Rosetta Stone, Inc. (a)(b)	3,028	48,872
School Specialty, Inc. (a)	4,606	66,280
Strayer Education, Inc.	3,217	406,597
Universal Technical Institute, Inc.	5,742	113,519
		1,917,580
Electronic Components — 0.8%
3D Systems Corp. (a)	11,243	221,599
Acacia Research — Acacia Technologies (a)	11,503	422,045
Checkpoint Systems, Inc. (a)	10,834	193,712
DDi Corp.	4,159	39,677
Kemet Corp. (a)	11,618	166,021
LeCroy Corp. (a)	4,015	48,341
Methode Electronics, Inc.	10,321	119,827
Microvision, Inc. (a)(b)	30,963	37,775
Multi-Fineline Electronix, Inc. (a)	2,482	53,636
NVE Corp. (a)	1,333	77,914
Park Electrochemical Corp.	5,635	157,498
Pulse Electronics Corp.	11,386	50,326
Rogers Corp. (a)	4,316	199,399
ScanSource, Inc. (a)	7,288	273,154
Smart Modular Technologies WWH, Inc. (a)	17,163	157,213
TTM Technologies, Inc. (a)	14,204	227,548
Universal Display Corp. (a)	10,331	362,515
Viasystems Group, Inc. (a)	557	12,527
		2,820,727
Electronic Entertainment — 0.2%
DTS, Inc. (a)	4,748	192,531
Glu Mobile, Inc. (a)	11,158	58,803
THQ, Inc. (a)	18,907	68,443
Take-Two Interactive Software, Inc. (a)	19,523	298,312
		618,089
Electronics — 0.5%
Agilysys, Inc. (a)	4,991	41,625
American Science & Engineering, Inc.	2,453	196,240
Coherent, Inc. (a)	6,760	373,625
Daktronics, Inc.	9,526	102,786
II-VI, Inc. (a)	13,906	355,994
iRobot Corp. (a)	6,314	222,821
Newport Corp. (a)	10,151	184,444

See Notes to Financial Statements.

24	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronics (concluded)
Richardson Electronics Ltd.	4,307	$58,532
Rofin-Sinar Technologies, Inc. (a)	7,675	262,101
SRS Labs, Inc. (a)	3,533	33,881
		1,832,049
Energy Equipment — 0.2%
Capstone Turbine Corp. (a)(b)	68,229	104,390
FuelCell Energy, Inc. (a)(b)	32,271	42,275
GT Solar International, Inc. (a)	33,592	544,190
PowerSecure International, Inc. (a)	5,195	37,508
STR Holdings, Inc. (a)(b)	7,841	116,988
		845,351
Engineering & Contracting Services — 0.5%
Argan, Inc. (a)	1,168	11,843
Dycom Industries, Inc. (a)	9,596	156,799
Exponent, Inc. (a)	3,860	167,949
Furmamite Corp. (a)	10,313	81,885
Hill International, Inc. (a)	7,132	41,080
Layne Christensen Co. (a)	5,323	161,500
MYR Group, Inc. (a)	5,445	127,413
Mastec, Inc. (a)(b)	15,108	297,930
Michael Baker Corp. (a)	2,263	47,794
Mistras Group, Inc. (a)	4,044	65,513
Tetra Tech, Inc. (a)	16,828	378,630
UniTek Global Services, Inc. (a)	2,078	16,437
VSE Corp.	1,088	27,091
		1,581,864
Entertainment — 0.4%
Ascent Media Corp., Class A (a)	4,024	213,151
Cinemark Holdings, Inc.	24,758	512,738
Lions Gate Entertainment Corp. (a)	13,354	88,404
Live Nation Entertainment, Inc. (a)	38,198	438,131
Rentrak Corp. (a)	2,896	51,375
Warner Music Group Corp. (a)	15,437	126,892
World Wrestling Entertainment, Inc.	6,831	65,100
		1,495,791
Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	14,271	333,085
The Brink’s Co.	12,550	374,366
G&K Services, Inc., Class A	5,064	171,467
The Geo Group, Inc. (a)	17,275	397,843
Healthcare Services Group, Inc.	18,004	292,565
Mac-Gray Corp.	3,488	53,890
Rollins, Inc.	17,213	350,801
Standard Parking Corp. (a)	4,567	72,935
Swisher Hygiene, Inc. (a)(b)	22,703	127,818
Unifirst Corp.	3,810	214,084
		2,388,854
Fertilizers — 0.0%
Rentech, Inc. (a)	65,704	69,646
Financial Data & Systems — 0.8%
Advent Software, Inc. (a)	8,780	247,333
Cardtronics, Inc. (a)	11,414	267,658
Cass Information Systems, Inc.	2,388	90,171
Euronet Worldwide, Inc. (a)	13,820	212,966
Fair Isaac Corp.	10,770	325,254
Global Cash Access, Inc. (a)	14,592	46,403
Heartland Payment Systems, Inc.	10,421	214,673

Common Stocks	Shares	Value
Financial Data & Systems (concluded)
Higher One Holdings, Inc. (a)	7,994	$151,246
Jack Henry & Associates, Inc.	23,259	698,003
S1 Corp. (a)	14,413	107,809
Wright Express Corp. (a)	10,421	542,621
		2,904,137
Foods — 1.1%
B&G Foods, Inc., Class A	12,996	267,977
Chiquita Brands International, Inc. (a)	12,254	159,547
Diamond Foods, Inc.	5,948	454,070
Dole Food Co., Inc. (a)	9,695	131,076
Hain Celestial Group, Inc. (a)	9,731	324,626
J&J Snack Foods Corp.	3,879	193,368
Lancaster Colony Corp.	5,024	305,560
Lifeway Foods, Inc. (a)	446	4,986
Medifast, Inc. (a)	3,678	87,279
Natures Sunshine Prods, Inc. (a)	2,765	53,862
Nutraceutical International Corp. (a)	2,816	43,310
Omega Protein Corp. (a)	4,841	66,806
Schiff Nutrition International, Inc.	2,168	24,260
Seneca Foods Corp. (a)	2,527	64,641
Smart Balance, Inc. (a)	16,842	87,242
Snyders-Lance, Inc.	12,290	265,833
Synutra International, Inc. (a)(b)	5,080	49,886
Tootsie Roll Industries, Inc.	6,440	188,434
TreeHouse Foods, Inc. (a)	9,548	521,416
United Natural Foods, Inc. (a)	13,007	555,009
		3,849,188
Forest Products — 0.1%
Deltic Timber Corp.	2,902	155,808
Universal Forest Products, Inc.	5,240	125,551
		281,359
Forms & Bulk Printing Services — 0.3%
Consolidated Graphics, Inc. (a)	2,485	136,551
Deluxe Corp.	13,875	342,851
Ennis, Inc.	7,023	122,200
Innerworkings, Inc. (a)	7,131	59,473
M&F Worldwide Corp. (a)	2,775	71,706
Multi-Color Corp.	3,179	78,489
Quad/Graphics, Inc.	6,589	256,049
Schawk, Inc.	3,316	54,913
		1,122,232
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	3,933	34,256
Funeral Parlors & Cemeteries — 0.3%
Hillenbrand, Inc.	16,112	381,049
Matthews International Corp., Class A	7,955	319,393
Stewart Enterprises, Inc., Class A	21,510	157,023
		857,465
Gas Pipeline — 0.1%
Crosstex Energy, Inc.	11,159	132,792
SemGroup Corp. (a)	10,999	282,344
		415,136
Glass — 0.0%
Apogee Enterprises, Inc.	7,663	98,163
Gold — 0.4%
Coeur d’Alene Mines Corp. (a)	24,113	584,981
Gold Resource Corp.	7,526	187,623
Golden Star Resources Ltd. (a)	70,127	154,280

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	25

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Gold (concluded)
Jaguar Mining, Inc. (a)(b)	23,399	$111,847
Midway Gold Corp. (a)	20,031	39,261
US Gold Corp. (a)	28,517	171,958
Vista Gold Corp. (a)	17,880	50,600
		1,300,550
Health Care Facilities — 0.7%
Amsurg Corp. (a)	8,394	219,335
Assisted Living Concepts, Inc.	5,315	89,186
Capital Senior Living Corp. (a)	7,488	69,564
Contiucare Corp. (a)	8,969	55,429
Emeritus Corp. (a)	8,040	170,850
The Ensign Group, Inc.	4,260	129,461
Five Star Quality Care, Inc. (a)	9,107	52,912
Hanger Orthopedic Group, Inc. (a)	8,807	215,507
HealthSouth Corp. (a)	25,653	673,391
Kindred Healthcare, Inc. (a)	13,881	298,033
MedCath Corp. (a)	5,695	77,395
National Healthcare Corp.	2,539	125,858
Select Medical Holdings Corp. (a)	12,326	109,332
Skilled Healthcare Group, Inc., Class A (a)	5,382	50,914
Sunrise Senior Living, Inc. (a)	15,642	149,068
US Physical Therapy, Inc.	3,062	75,723
		2,561,958
Health Care Management Services — 0.9%
American Dental Partners, Inc. (a)	4,452	57,698
Bioscript, Inc. (a)	11,320	73,467
Centene Corp. (a)	13,437	477,417
Computer Programs & Systems, Inc.	2,928	185,869
HealthSpring, Inc. (a)	18,210	839,663
Magellan Health Services, Inc. (a)	8,602	470,873
Metropolitan Health Networks, Inc. (a)	11,309	54,170
Molina Healthcare, Inc. (a)	7,367	199,793
National Research Corp.	247	9,023
Triple-S Management Corp. (a)	5,336	115,951
Universal American Corp.	8,761	95,933
WellCare Health Plans, Inc. (a)	11,443	588,285
		3,168,142
Health Care Services — 1.4%
AMN Healthcare Services, Inc. (a)	10,802	89,873
Accretive Health, Inc. (a)	10,628	305,980
Air Methods Corp. (a)	3,052	228,107
Alliance Healthcare Services, Inc. (a)	7,482	28,432
Almost Family, Inc. (a)	2,291	62,773
Amedisys, Inc. (a)	7,851	209,072
athenahealth, Inc. (a)	9,454	388,559
CardioNet, Inc. (a)	7,353	39,044
Chemed Corp.	5,699	373,399
Chindex International, Inc. (a)	3,438	46,826
Corvel Corp. (a)	1,796	84,232
Cross Country Healthcare, Inc. (a)	8,074	61,362
ePocrates, Inc. (a)	1,539	28,379
ExamWorks Group, Inc. (a)	7,094	180,117
Gentiva Health Services, Inc. (a)	8,243	171,702
HMS Holdings Corp. (a)	7,597	583,981
Healthways, Inc. (a)	9,215	139,884
IPC The Hospitalist Co., Inc. (a)	4,453	206,397
LHC Group, Inc. (a)	4,322	99,665
MWI Veterinary Supply, Inc. (a)	3,420	276,233
Medidata Solutions, Inc. (a)	5,614	134,006

Common Stocks	Shares	Value
Health Care Services (concluded)
MedQuist Holdings, Inc. (a)	8,021	$103,631
Omnicell, Inc. (a)	9,000	140,310
PharMerica Corp. (a)	7,944	101,366
Quality Systems, Inc.	5,218	455,531
Rural/Metro Corp. (a)	5,042	86,924
Sun Healthcare Group, Inc. (a)	6,737	54,031
Team Health Holdings, Inc. (a)	7,012	157,840
Transcend Services, Inc. (a)	2,463	72,388
		4,910,044
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	12,616	168,550
The Providence Service Corp. (a)	3,678	46,526
		215,076
Home Building — 0.3%
Beazer Homes USA, Inc. (a)	21,063	71,404
Hovnanian Enterprises, Inc., Class A (a)(b)	16,563	39,917
KB Home	20,318	198,710
M/I Homes, Inc. (a)	5,245	64,304
MDC Holdings, Inc.	9,795	241,349
Meritage Homes Corp. (a)	7,638	172,313
Ryland Group, Inc.	12,017	198,641
Standard-Pacific Corp. (a)	28,981	97,086
		1,083,724
Hotel/Motel — 0.2%
Gaylord Entertainment Co. (a)	9,547	286,410
Marcus Corp.	5,693	56,247
Morgans Hotel Group Co. (a)	6,613	47,547
Orient Express Hotels Ltd., Class A (a)	25,972	279,199
Red Lion Hotels Corp. (a)	2,685	21,212
		690,615
Household Appliances — 0.0%
National Presto Industries, Inc.	1,306	132,546
Household Equipment & Products — 0.3%
American Greetings Corp., Class A	10,843	260,666
Blyth, Inc.	1,412	71,094
CSS Industries, Inc.	2,259	47,281
Central Garden & Pet Co., Class A (a)	13,212	134,102
Helen of Troy Ltd. (a)	8,319	287,255
Libbey, Inc. (a)	5,481	88,902
Summer Infant, Inc. (a)	2,504	20,332
		909,632
Household Furnishings — 0.2%
American Woodmark Corp.	2,692	46,626
Ethan Allen Interiors, Inc.	6,576	140,003
Furniture Brands International, Inc. (a)	11,781	48,773
Kirkland’s, Inc. (a)	4,502	54,114
La-Z-Boy, Inc. (a)	14,044	138,614
Lifetime Brands, Inc.	2,733	32,085
Sealy Corp. (a)(b)	14,087	35,640
Select Comfort Corp. (a)	14,979	269,323
		765,178
Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	15,929	202,458
CNO Financial Group, Inc. (a)	59,708	472,290
Citizens, Inc. (a)	11,072	75,511
Delphi Financial Group, Inc., Class A	12,938	377,919
FBL Financial Group, Inc., Class A	3,514	112,975
Independence Holding Co.	1,158	12,090

See Notes to Financial Statements.

26	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance: Life (concluded)
Kansas City Life Insurance Co.	1,200	$37,380
National Western Life Insurance Co., Class A	590	94,087
The Phoenix Cos., Inc. (a)	31,863	78,383
Presidential Life Corp.	6,050	63,162
Primerica, Inc.	8,729	191,776
Symetra Financial Corp.	16,567	222,495
		1,940,526
Insurance: Multi-Line — 0.5%
Alterra Capital Holdings Ltd.	23,974	534,620
Crawford & Co., Class B	7,318	51,738
eHealth, Inc. (a)	6,016	80,374
Flagstone Reinsurance Holdings SA	13,181	111,116
Fortegra Financial Corp. (a)	703	5,512
Horace Mann Educators Corp.	10,743	167,698
Maiden Holdings Ltd.	13,754	125,161
Pico Holdings, Inc. (a)	6,186	179,394
Platinum Underwriters Holdings Ltd.	9,941	330,439
Primus Guaranty Ltd. (a)	4,664	24,486
		1,610,538
Insurance: Property-Casualty — 1.4%
American Safety Insurance Holdings Ltd. (a)	2,931	56,099
Amerisafe, Inc. (a)	5,115	115,701
AmTrust Financial Services, Inc.	6,325	144,083
Argo Group International Holdings Ltd.	7,371	219,066
Baldwin & Lyons, Inc., Class B	2,451	56,790
Donegal Group, Inc., Class A	2,716	34,765
EMC Insurance Group, Inc.	1,446	27,619
Employers Holdings, Inc.	10,430	174,911
Enstar Group Ltd. (a)	1,815	189,649
FPIC Insurance Group, Inc. (a)	2,302	95,947
First American Financial Corp.	28,249	442,097
Global Indemnity Plc (a)	3,750	83,175
Greenlight Capital Re Ltd. (a)	7,649	201,092
Hallmark Financial Services, Inc. (a)	3,699	29,111
Harleysville Group, Inc.	3,192	99,495
Hilltop Holdings, Inc. (a)	11,133	98,416
Infinity Property & Casualty Corp.	3,341	182,619
Meadowbrook Insurance Group, Inc.	14,738	146,054
Montpelier Re Holdings Ltd.	16,767	301,806
National Interstate Corp.	1,878	43,006
Navigators Group, Inc. (a)	3,587	168,589
OneBeacon Insurance Group Ltd.	4,509	60,376
The PMI Group, Inc. (a)	41,185	44,068
ProAssurance Corp. (a)	8,198	573,860
RLI Corp.	4,891	302,851
Radian Group, Inc.	35,954	152,085
Safety Insurance Group, Inc.	3,419	143,735
SeaBright Holdings, Inc.	5,953	58,935
Selective Insurance Group, Inc.	14,441	234,955
State Auto Financial Corp.	3,961	69,040
Stewart Information Services Corp.	5,205	52,206
Tower Group, Inc.	9,881	235,365
United Fire & Casualty Co.	5,978	103,838
Universal Insurance Holdings, Inc.	3,333	15,565
		4,956,969

Common Stocks	Shares	Value
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	3,842	$35,308
Leisure Time — 0.8%
Black Diamond, Inc. (a)	2,534	19,968
Callaway Golf Co.	17,423	108,371
Churchill Downs, Inc.	3,314	149,395
International Speedway Corp., Class A	7,304	207,507
Interval Leisure Group, Inc. (a)	10,977	150,275
Johnson Outdoors, Inc. (a)	697	11,933
Life Time Fitness, Inc. (a)	11,379	454,136
Orbitz Worldwide, Inc. (a)	4,601	11,456
Pool Corp.	13,016	388,007
Six Flags Entertainment Corp.	11,006	412,175
Smith & Wesson Holding Corp. (a)	17,731	53,193
Speedway Motorsports, Inc.	3,282	46,539
Steinway Musical Instruments, Inc. (a)	1,760	45,214
Sturm Ruger & Co., Inc.	5,167	113,416
Town Sports International Holdings, Inc. (a)	4,918	37,426
Vail Resorts, Inc.	9,706	448,611
West Marine, Inc. (a)	4,126	42,786
		2,700,408
Luxury Items — 0.0%
Movado Group, Inc.	4,578	78,330
Machinery: Agricultural — 0.2%
Alamo Group, Inc.	1,737	41,167
Lindsay Manufacturing Co.	3,408	234,470
Titan International, Inc.	11,396	276,467
Titan Machinery, Inc. (a)	4,200	120,876
		672,980
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	5,400	199,692
Douglas Dynamics, Inc.	4,580	72,318
NACCO Industries, Inc., Class A	1,559	150,943
		422,953
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	13,485	267,812
Machinery: Industrial — 1.2%
Actuant Corp., Class A	18,428	494,423
Altra Holdings, Inc. (a)	7,360	176,566
Applied Industrial Technologies, Inc.	11,361	404,565
Chart Industries, Inc. (a)	7,947	428,979
Colfax Corp. (a)	6,770	167,896
Columbus McKinnon Corp. (a)	5,282	94,865
DXP Enterprises, Inc. (a)	2,433	61,677
EnPro Industries, Inc. (a)	5,576	268,038
Flow International Corp. (a)	13,816	49,185
Gerber Scientific, Inc. (a)	6,986	77,754
Graham Corp.	2,822	57,569
John Bean Technologies Corp.	7,811	150,909
Kadant, Inc. (a)	3,354	105,685
MTS Systems Corp.	4,205	175,895
Middleby Corp. (a)	4,989	469,166
Sauer-Danfoss, Inc. (a)	3,144	158,426
Tecumseh Products Co., Class A (a)	5,236	53,407
Tennant Co.	5,137	205,120
Twin Disc, Inc.	2,308	89,158
Woodward Governor Co.	16,531	576,271
		4,265,554

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	27

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery: Specialty — 0.1%
Albany International Corp., Class A	7,472	$197,186
Cascade Corp.	2,455	116,784
Hurco Cos., Inc. (a)	1,478	47,607
Xerium Technologies, Inc. (a)	2,865	53,146
		414,723
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	1,898	85,410
Skyline Corp.	2,276	39,830
		125,240
Medical & Dental Instruments & Supplies — 2.4%
Abiomed, Inc. (a)	8,636	139,903
Align Technology, Inc. (a)	16,379	373,441
Alphatec Holdings, Inc. (a)	14,674	51,066
AngioDynamics, Inc. (a)	6,710	95,483
Antares Pharma, Inc. (a)	25,435	56,211
AtriCure, Inc. (a)	3,262	42,080
Atrion Corp.	435	86,043
Biolase Technology, Inc. (a)	7,329	37,671
CONMED Corp. (a)	7,678	218,669
Cantel Medical Corp.	3,630	97,683
Cardiovascular Systems, Inc. (a)	3,318	48,310
Cerus Corp. (a)(b)	13,230	39,690
Conceptus, Inc. (a)	8,492	99,102
CryoLife, Inc. (a)	8,419	47,146
Delcath Systems, Inc. (a)(b)	11,804	60,909
Endologix, Inc. (a)	13,558	126,089
Exactech, Inc. (a)	2,362	42,540
Hansen Medical, Inc. (a)	12,818	43,709
Heartware International, Inc. (a)(b)	3,204	237,352
ICU Medical, Inc. (a)	3,211	140,321
Immucor, Inc. (a)	16,344	333,744
Insulet Corp. (a)	12,494	276,992
Integra LifeSciences Holdings Corp. (a)	5,591	267,306
Invacare Corp.	7,709	255,862
Landauer, Inc.	2,574	158,533
MAKO Surgical Corp. (a)	8,672	257,819
Medical Action Industries, Inc. (a)	4,090	33,334
Medtox Scientific, Inc.	1,356	23,689
Meridian Bioscience, Inc.	11,082	267,187
Merit Medical Systems, Inc. (a)	9,857	177,130
Neogen Corp. (a)	6,318	285,637
Neoprobe Corp. (a)	23,238	77,150
NuVasive, Inc. (a)	10,663	350,599
OraSure Technologies, Inc. (a)	12,865	109,738
Orthofix International NV (a)	4,898	208,018
Owens & Minor, Inc.	16,986	585,847
PSS World Medical, Inc. (a)	14,893	417,153
Quidel Corp. (a)	7,384	111,868
Rockwell Medical Technologies, Inc. (a)	4,057	52,092
Staar Surgical Co. (a)	10,445	55,359
Steris Corp.	15,848	554,363
SurModics, Inc. (a)	4,369	48,496
Symmetry Medical, Inc. (a)	9,738	87,350
Synovis Life Technologies, Inc. (a)	3,111	54,194
Tornier NV (a)	2,657	71,606
Unilife Corp. (a)	15,093	78,182
Uroplasty, Inc. (a)	4,999	37,493
Vascular Solutions, Inc. (a)	4,909	60,872
Volcano Corp. (a)	13,938	450,058

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
West Pharmaceutical Services, Inc.	8,944	$391,389
Wright Medical Group, Inc. (a)	10,522	157,830
Young Innovations, Inc.	1,618	46,145
		8,426,453
Medical Equipment — 1.2%
Abaxis, Inc. (a)	6,172	168,187
Accuray, Inc. (a)	18,234	146,054
Affymetrix, Inc. (a)	19,097	151,439
Analogic Corp.	3,380	177,754
ArthroCare Corp. (a)	7,357	246,239
Bacterin International Holdings, Inc. (a)	4,076	11,576
Caliper Life Sciences, Inc. (a)	13,084	106,111
Cyberonics, Inc. (a)	7,756	216,780
Cynosure, Inc., Class A (a)	3,022	36,566
DexCom, Inc. (a)	18,181	263,443
Fluidigm Corp. (a)	1,516	25,423
Greatbatch, Inc. (a)	6,370	170,844
Haemonetics Corp. (a)	6,873	442,415
IRIS International, Inc. (a)	4,884	48,791
Luminex Corp. (a)	10,169	212,532
Masimo Corp.	14,105	418,637
Merge Healthcare, Inc. (a)	14,457	75,176
Natus Medical, Inc. (a)	7,808	118,291
NxStage Medical, Inc. (a)	11,843	246,571
Palomar Medical Technologies, Inc. (a)	5,233	59,028
Solta Medical, Inc. (a)	17,354	47,897
SonoSite, Inc. (a)	3,788	133,224
Spectranetic Corp. (a)	9,345	58,126
Stereotaxis, Inc. (a)	11,133	39,077
Synergetics USA, Inc. (a)	4,615	25,429
Zoll Medical Corp. (a)	5,927	335,824
		3,981,434
Medical Services — 0.2%
Bio-Reference Labs, Inc. (a)	6,678	139,570
eResearch Technology, Inc. (a)	13,796	87,881
Kendle International, Inc. (a)	4,012	60,501
Neostem, Inc. (a)	7,900	11,692
Parexel International Corp. (a)	15,877	374,062
RadNet, Inc. (a)	7,210	31,724
		705,430
Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	2,459	57,664
Dynamic Materials Corp.	3,657	81,990
Haynes International, Inc.	3,311	205,050
Kaydon Corp.	8,725	325,617
L.B. Foster Co., Class A	2,651	87,244
Lawson Products, Inc.	416	8,183
Metals USA Holdings Corp. (a)	3,328	49,587
Mueller Industries, Inc.	10,161	385,204
Mueller Water Products, Inc., Series A	41,848	166,555
NN, Inc. (a)	4,190	62,682
Northwest Pipe Co. (a)	2,647	68,981
RBC Bearings, Inc. (a)	5,950	224,672
RTI International Metals, Inc. (a)	8,140	312,332
Worthington Industries, Inc.	15,539	358,951
		2,394,712

See Notes to Financial Statements.

28	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Minerals: Diversified — 0.7%
AMCOL International Corp.	6,540	$249,566
General Moly, Inc. (a)(b)	19,115	85,253
Globe Specialty Metals, Inc.	17,024	381,678
Hecla Mining Co. (a)	75,422	579,995
Materion Corp. (a)	5,535	204,629
Minerals Technologies, Inc.	4,930	326,810
Oil-Dri Corp. of America	1,630	34,915
Paramount Gold and Silver Corp. (a)	30,820	100,473
Thompson Creek Metals Co., Inc. (a)	41,167	410,847
US Energy Corp. Wyoming (a)	7,385	31,534
United States Lime & Minerals, Inc. (a)	747	30,634
Ur-Energy, Inc. (a)	25,143	40,229
Uranerz Energy Corp. (a)	16,570	50,041
Uranium Resources, Inc. (a)	24,271	40,533
		2,567,137
Miscellaneous Consumer Staples — 0.0%
Spectrum Brands Holdings, Inc. (a)	4,582	146,624
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	15,036	118,032
AT Cross Co. (a)	1,784	20,320
Electronics for Imaging, Inc. (a)	12,732	219,245
HNI Corp.	12,008	301,641
Herman Miller, Inc.	15,433	420,086
Kimball International, Inc., Class B	8,839	56,835
Knoll, Inc.	12,854	257,980
Steelcase, Inc., Class A	21,239	241,912
United Stationers, Inc.	12,386	438,836
		2,074,887
Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	31,242	172,143
Vantage Drilling Co. (a)	45,575	82,947
		255,090
Oil Well Equipment & Services — 2.0%
Basic Energy Services, Inc. (a)	6,564	206,569
Cal Dive International, Inc. (a)	25,933	155,079
Complete Production Services, Inc. (a)	21,214	707,699
Dawson Geophysical Co. (a)	2,194	74,925
Dril-Quip, Inc. (a)	9,228	625,935
Exterran Holdings, Inc. (a)	16,710	331,359
Flotek Industries, Inc. (a)	13,210	112,549
Geokinetics, Inc. (a)	2,438	19,211
Global Geophysical Services, Inc. (a)	4,393	78,195
Global Industries Ltd. (a)	27,444	150,393
Golar LNG Ltd.	9,901	345,446
Gulf Island Fabrication, Inc.	3,927	126,764
Helix Energy Solutions Group, Inc. (a)	28,508	472,093
Hornbeck Offshore Services, Inc. (a)	6,175	169,813
ION Geophysical Corp. (a)	35,329	334,212
Key Energy Services, Inc. (a)	33,640	605,520
Lufkin Industries, Inc.	8,184	704,233
Matrix Service Co. (a)	7,242	96,898
Mitcham Industries, Inc. (a)	2,448	42,350
Natural Gas Services Group (a)	3,386	54,718
Newpark Resources, Inc. (a)	24,455	221,807
OYO Geospace Corp. (a)	1,176	117,600
Parker Drilling Co. (a)	31,571	184,690
Pioneer Drilling Co. (a)	14,748	224,760
RigNet, Inc. (a)	1,183	20,111

Common Stocks	Shares	Value
Oil Well Equipment & Services (concluded)
Tesco Corp. (a)	8,209	$159,337
Tetra Technologies, Inc. (a)	20,719	263,753
Union Drilling, Inc. (a)	4,119	42,385
Willbros Group, Inc. (a)	10,902	93,103
		6,741,507
Oil: Crude Producers — 3.0%
ATP Oil & Gas Corp. (a)	12,187	186,583
Abraxas Petroleum Corp. (a)(b)	22,579	86,478
Apco Oil and Gas International, Inc.	2,481	215,673
Approach Resources, Inc. (a)(b)	5,964	135,204
BPZ Resources, Inc. (a)(b)	26,912	88,271
Berry Petroleum Co., Class A	13,861	736,435
Bill Barrett Corp. (a)	12,660	586,791
CAMAC Energy, Inc. (a)(b)	16,042	21,336
Callon Petroleum Co. (a)	10,762	75,549
Carrizo Oil & Gas, Inc. (a)	10,432	435,536
Cheniere Energy, Inc. (a)	18,879	172,932
Clayton Williams Energy, Inc. (a)	1,603	96,260
Comstock Resources, Inc. (a)	12,597	362,668
Contango Oil & Gas Co. (a)	3,277	191,508
Crimson Exploration, Inc. (a)	4,054	14,392
Endeavour International Corp. (a)(b)	9,805	147,761
Energy Partners Ltd. (a)	7,894	116,910
Energy XXI Bermuda Ltd. (a)	20,302	674,432
Evolution Petroleum Corp. (a)	3,102	22,024
FX Energy, Inc. (a)	14,395	126,388
GMX Resources, Inc. (a)	16,450	73,203
Gastar Exploration Ltd. (a)	16,072	55,127
GeoResources, Inc. (a)	5,281	118,770
Goodrich Petroleum Corp. (a)	6,964	128,207
Gulfport Energy Corp. (a)	10,389	308,449
Harvest Natural Resources, Inc. (a)	9,317	102,767
Houston American Energy Corp.	4,685	84,939
Hyperdynamics Corp. (a)	41,329	177,715
Isramco, Inc. (a)	178	11,762
Kodiak Oil & Gas Corp. (a)	48,500	279,845
Magnum Hunter Resources Corp. (a)	29,730	200,975
McMoRan Exploration Co. (a)	26,485	489,443
Northern Oil And Gas, Inc. (a)(b)	16,922	374,822
Oasis Petroleum, Inc. (a)	15,923	472,595
Panhandle Oil & Gas, Inc.	2,108	62,165
Penn Virginia Corp.	12,328	162,853
Petroleum Development Corp. (a)	6,380	190,826
Petroquest Energy, Inc. (a)(b)	15,664	109,961
Resolute Energy Corp. (a)	12,218	197,443
Rex Energy Corp. (a)	9,242	94,915
Rosetta Resources, Inc. (a)	14,282	736,094
Stone Energy Corp. (a)	13,124	398,838
Swift Energy Co. (a)	11,430	425,996
Triangle Petroleum Corp. (a)	10,633	68,689
Vaalco Energy, Inc. (a)	14,221	85,610
Venoco, Inc. (a)	7,751	98,748
Voyager Oil & Gas, Inc. (a)	11,326	33,638
W&T Offshore, Inc.	9,408	245,737
Warren Resources, Inc. (a)	19,529	74,406
Zion Oil & Gas, Inc. (a)	5,728	34,082
		10,391,751
Oil: Integrated — 0.0%
Targa Resources, Inc.	4,479	149,867

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	29

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Refining & Marketing — 0.5%
Alon USA Energy, Inc.	2,717	$30,621
CVR Energy, Inc. (a)	23,480	578,078
Clean Energy Fuels Corp. (a)(b)	13,347	175,513
Delek US Holdings, Inc.	3,973	62,376
Miller Energy Resources, Inc. (a)	7,968	50,995
Western Refining, Inc. (a)(b)	14,358	259,449
World Fuel Services Corp.	18,980	681,951
		1,838,983
Paints & Coatings — 0.2%
Chase Corp.	882	14,782
Ferro Corp. (a)	23,327	313,515
H.B. Fuller Co.	13,233	323,150
		651,447
Paper — 0.4%
Boise, Inc.	27,840	216,873
Buckeye Technologies, Inc.	10,735	289,630
Clearwater Paper Corp. (a)	3,121	213,102
Kapstone Paper and Packaging Corp. (a)	10,712	177,498
Neenah Paper, Inc.	4,104	87,333
P.H. Glatfelter Co.	12,328	189,605
Schweitzer-Mauduit International, Inc.	4,732	265,702
Verso Paper Corp. (a)	2,941	7,882
Wausau Paper Corp.	13,309	89,703
		1,537,328
Personal Care — 0.1%
Female Health Co.	5,795	28,975
USANA Health Sciences, Inc. (a)	1,742	54,490
WD-40 Co.	4,557	177,905
		261,370
Pharmaceuticals — 1.9%
Achillion Pharmaceuticals, Inc. (a)	10,430	77,599
Acura Pharmaceuticals, Inc. (a)	2,437	9,431
Akorn, Inc. (a)	15,873	111,111
Alkermes, Inc. (a)	25,667	477,406
Ampio Pharmaceuticals, Inc. (a)	4,662	36,317
Anacor Pharmaceuticals, Inc. (a)	2,215	14,309
Ardea Biosciences, Inc. (a)	4,439	113,017
Auxilium Pharmaceuticals, Inc. (a)	12,789	250,664
Avanir Pharmaceuticals, Inc. (a)(b)	33,054	111,061
BioCryst Pharmaceuticals, Inc. (a)	7,913	30,228
Biospecifics Technologies (a)	1,361	30,486
Cadence Pharmaceuticals, Inc. (a)(b)	10,048	92,442
Cambrex Corp. (a)	8,344	38,549
Cleveland Biolabs, Inc. (a)	5,838	19,908
Columbia Laboratories, Inc. (a)	18,549	57,316
Corcept Therapeutics, Inc. (a)	10,542	42,063
Depomed, Inc. (a)	14,910	121,964
Durect Corp. (a)	23,829	48,373
Dusa Pharmaceuticals, Inc. (a)	6,076	37,793
Endocyte, Inc. (a)	3,539	50,678
Hi-Tech Pharmacal Co., Inc. (a)	2,844	82,277
ISTA Pharmaceuticals, Inc. (a)	6,830	52,215
Impax Laboratories, Inc. (a)	17,461	380,475
Infinity Pharmaceuticals, Inc. (a)	4,063	33,560
Ironwood Pharmaceuticals, Inc. (a)	13,151	206,734
Isis Pharmaceuticals, Inc. (a)	26,182	239,827
Jazz Pharmaceuticals, Inc. (a)	5,950	198,433
K-V Pharmaceutical Co., Class A (a)	13,662	37,161

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Lannett Co., Inc. (a)	3,346	$16,663
MAP Pharmaceuticals, Inc. (a)	5,808	92,754
Medicines Co. (a)	14,632	241,574
Medicis Pharmaceutical Corp., Class A	16,608	633,927
Obagi Medical Products, Inc. (a)	4,556	42,963
Optimer Pharmaceuticals, Inc. (a)	12,272	145,914
Pacira Pharmaceuticals, Inc. (a)	1,171	14,052
Pain Therapeutics, Inc. (a)	10,458	40,472
Par Pharmaceutical Cos., Inc. (a)	9,788	322,808
Pernix Therapeutics Holdings (a)	449	3,821
Pharmacyclics, Inc. (a)	12,519	130,698
Pozen, Inc. (a)	7,363	30,925
Prestige Brands Holdings, Inc. (a)	13,213	169,655
Questcor Pharmaceuticals, Inc. (a)	14,437	347,932
SIGA Technologies, Inc. (a)(b)	9,633	93,825
Sagent Pharmaceuticals, Inc. (a)	1,669	45,030
Salix Pharmaceuticals Ltd. (a)	15,747	627,203
Santarus, Inc. (a)	14,853	50,055
Sciclone Pharmaceuticals, Inc. (a)	9,741	58,836
Spectrum Pharmaceuticals, Inc. (a)	14,269	132,202
SuperGen, Inc. (a)	15,690	46,756
Vical, Inc. (a)	19,516	80,406
Vivus, Inc. (a)	22,486	183,036
Xenoport, Inc. (a)	9,396	66,900
Zogenix, Inc. (a)	2,264	9,079
		6,628,883
Photography — 0.1%
Eastman Kodak Co. (a)(b)	72,800	260,624
Plastics — 0.1%
A. Schulman, Inc.	8,356	210,488
Spartech Corp. (a)	8,411	51,223
		261,711
Power Transmission Equipment — 0.3%
Active Power, Inc. (a)	19,131	46,871
Advanced Energy Industries, Inc. (a)	11,338	167,689
Generac Holdings, Inc. (a)	6,488	125,867
Global Power Equipment Group, Inc. (a)	3,900	103,428
Maxwell Technologies, Inc. (a)	7,773	125,845
Powell Industries, Inc. (a)	2,427	88,586
Power-One, Inc. (a)(b)	18,530	150,093
Vicor Corp.	5,444	88,029
		896,408
Precious Metals & Minerals — 0.2%
Golden Minerals Co. (a)	3,166	56,292
Horsehead Holding Corp. (a)	11,884	158,295
Stillwater Mining Co. (a)	27,539	606,133
		820,720
Printing & Copying Services — 0.0%
Casella Waste Systems, Inc. (a)	7,204	43,944
Cenveo, Inc. (a)	15,384	98,458
		142,402
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	13,348	233,190
Park-Ohio Holdings Corp. (a)	2,394	50,609
		283,799

See Notes to Financial Statements.

30	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Production Technology Equipment — 1.3%
ATMI, Inc. (a)	8,555	$174,779
Axcelis Technologies, Inc. (a)	29,877	48,998
Brooks Automation, Inc. (a)	17,840	193,743
Cognex Corp.	11,090	392,919
Cohu, Inc.	6,697	87,798
Cymer, Inc. (a)	8,188	405,388
Electro Scientific Industries, Inc. (a)	6,330	122,169
Entegris, Inc. (a)	36,386	368,226
FEI Co. (a)	10,426	398,169
FSI International, Inc. (a)	11,111	30,444
GSI Group, Inc. (a)	6,468	77,939
Intevac, Inc. (a)	6,492	66,283
Kulicke & Soffa Industries, Inc. (a)	19,393	216,038
LTX-Credence Corp. (a)	13,519	120,860
MKS Instruments, Inc.	13,996	369,774
Nanometrics, Inc. (a)	5,269	100,058
Photronics, Inc. (a)	14,924	126,406
Rudolph Technologies, Inc. (a)	8,745	93,659
Tessera Technologies, Inc. (a)	13,716	235,092
Ultra Clean Holdings, Inc. (a)	6,333	57,504
Ultratech, Inc. (a)	6,860	208,407
Veeco Instruments, Inc. (a)(b)	10,946	529,896
		4,424,549
Publishing — 0.3%
AH Belo Corp.	5,346	39,774
Courier Corp.	3,240	35,802
The Dolan Co. (a)	8,594	72,791
Journal Communications, Inc., Class A (a)	11,975	61,911
Martha Stewart Living Omnimedia, Inc., Class A (a)(b)	7,727	33,535
McClatchy Co., Class A (a)(b)	15,716	44,162
Meredith Corp.	9,403	292,715
The New York Times Co., Class A (a)	35,859	312,691
Primedia, Inc.	4,008	28,256
Scholastic Corp.	7,156	190,350
		1,111,987
Radio & TV Broadcasters — 0.2%
Central European Media Enterprises Ltd. (a)	9,594	189,481
Crown Media Holdings, Inc., Class A (a)	5,512	10,528
Cumulus Media, Inc., Class A (a)	4,732	16,562
Entercom Communications Corp. (a)	6,915	60,022
Entravision Communications Corp., Class A (a)	16,076	29,741
Fisher Communications, Inc. (a)	2,230	66,499
Global Traffic Network, Inc. (a)	3,503	40,249
Gray Television, Inc. (a)(b)	14,595	38,531
Lin TV Corp., Class A (a)	9,076	44,200
Nexstar Broadcasting Group, Inc., Class A (a)	2,512	20,624
Outdoor Channel Holdings, Inc. (a)	2,729	18,666
Saga Communications, Inc. (a)	769	28,453
Sinclair Broadcast Group, Inc., Class A	13,488	148,098
Westwood One, Inc. (a)	722	3,726
		715,380
Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	2,764	64,816
Freightcar America, Inc. (a)	3,280	83,115
Greenbrier Cos., Inc. (a)	5,072	100,223
		248,154

Common Stocks	Shares	Value
Railroads — 0.2%
Genesee & Wyoming, Inc., Class A (a)	10,640	$623,930
Railamerica, Inc. (a)	5,911	88,665
		712,595
Real Estate — 0.2%
Avatar Holdings, Inc. (a)	2,564	38,998
Consolidated-Tomoka Land Co.	1,330	38,038
Forestar Group, Inc. (a)	9,686	159,141
Griffin Land & Nurseries, Inc.	271	8,805
HFF, Inc., Class A (a)	7,523	113,522
Kennedy-Wilson Holdings, Inc. (b)	5,929	72,630
Tejon Ranch Co. (a)	3,736	127,398
United Capital Corp. (a)	137	4,103
		562,635
Real Estate Investment Trusts (REITs) — 7.8%
ARMOUR Residential REIT, Inc.	12,150	89,303
Acadia Realty Trust	11,116	225,988
Agree Realty Corp.	2,640	58,951
Alexander’s, Inc.	560	222,320
American Assets Trust, Inc.	8,998	202,005
American Campus Communities, Inc.	17,938	637,158
Anworth Mortgage Asset Corp.	32,736	245,847
Apollo Commercial Real Estate Finance, Inc.	5,188	83,631
Ashford Hospitality Trust, Inc.	12,814	159,534
Associated Estates Realty Corp.	11,580	188,175
BioMed Realty Trust, Inc.	35,292	679,018
CBL & Associates Properties, Inc.	39,611	718,147
Campus Crest Communities, Inc.	8,404	108,748
CapLease, Inc.	19,056	93,565
Capstead Mortgage Corp.	20,550	275,370
Cedar Shopping Centers, Inc.	15,776	81,246
Chatham Lodging Trust	4,114	66,277
Chesapeake Lodging Trust	7,660	130,680
Cogdell Spencer, Inc.	13,646	81,740
Colonial Properties Trust	22,499	458,980
Colony Financial, Inc.	9,209	166,407
Coresite Realty Corp.	5,591	91,692
Cousins Properties, Inc.	25,155	214,824
CreXus Investment Corp.	13,961	155,107
Cypress Sharpridge Investments, Inc.	21,508	275,518
DCT Industrial Trust, Inc.	66,764	349,176
DiamondRock Hospitality Co. (b)	45,053	483,419
Dupont Fabros Technology, Inc.	15,495	390,474
Dynex Capital Corp.	10,145	98,204
Eastgroup Properties, Inc.	7,343	312,151
Education Realty Trust, Inc.	20,271	173,722
Entertainment Properties Trust	12,567	586,879
Equity Lifestyle Properties, Inc.	6,876	429,337
Equity One, Inc.	13,281	247,558
Excel Trust, Inc.	5,340	58,900
Extra Space Storage, Inc.	25,370	541,142
FelCor Lodging Trust, Inc. (a)	34,143	181,982
First Industrial Realty Trust, Inc. (a)	21,290	243,771
First Potomac Realty Trust	13,998	214,309
Franklin Street Properties Corp.	19,259	248,634
Getty Realty Corp.	6,614	166,871
Gladstone Commercial Corp.	3,431	59,459
Glimcher Realty Trust	27,366	259,977
Government Properties Income Trust	7,693	207,865
Hatteras Financial Corp.	19,644	554,550
Healthcare Realty Trust, Inc.	19,588	404,100
Hersha Hospitality Trust	37,620	209,543

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	31

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Highwoods Properties, Inc.	19,361	$641,430
Home Properties, Inc.	10,360	630,717
Hudson Pacific Properties, Inc.	5,772	89,639
Inland Real Estate Corp.	21,364	188,644
InvesCo. Mortgage Capital, Inc.	18,717	395,490
Investors Real Estate Trust	22,095	191,343
iStar Financial, Inc. (a)	25,112	203,658
Kilroy Realty Corp.	15,739	621,533
Kite Realty Group Trust	16,180	80,576
LTC Properties, Inc.	8,295	230,767
LaSalle Hotel Properties	22,877	602,580
Lexington Corporate Properties Trust (b)	31,544	287,997
MFA Financial, Inc.	93,102	748,540
MPG Office Trust, Inc. (a)	13,761	39,356
Medical Properties Trust, Inc.	30,454	350,221
Mid-America Apartment Communities, Inc.	9,712	655,269
Mission West Properties, Inc.	5,886	51,679
Monmouth Real Estate Investment Corp., Class A	9,853	83,258
National Health Investors, Inc.	6,558	291,372
National Retail Properties, Inc.	22,578	553,387
Newcastle Investment Corp.	21,566	124,651
NorthStar Realty Finance Corp.	27,024	108,907
Omega Healthcare Investors, Inc.	27,086	569,077
One Liberty Properties, Inc.	3,334	51,477
PS Business Parks, Inc.	4,966	273,627
Parkway Properties, Inc.	6,199	105,755
Pebblebrook Hotel Trust	13,169	265,882
Pennsylvania Real Estate Investment Trust	15,187	238,436
PennyMac Mortgage Investment Trust (d)	7,667	127,042
Post Properties, Inc.	13,394	545,939
Potlatch Corp.	10,794	380,704
RAIT Investment Trust (a)	31,427	65,997
RLJ Lodging Trust (a)	6,502	112,940
Ramco-Gershenson Properties Trust	10,756	133,159
Redwood Trust, Inc. (b)	21,295	321,980
Resource Capital Corp.	18,133	114,601
Retail Opportunity Investments Corp.	11,524	123,998
STAG Industrial, Inc.	3,042	37,265
Sabra Healthcare REIT, Inc.	7,136	119,243
Saul Centers, Inc.	1,882	74,094
Sovran Self Storage, Inc.	7,436	304,876
Starwood Property Trust, Inc.	25,096	514,719
Strategic Hotel Capital, Inc. (a)	46,376	328,342
Summit Hotel Properties, Inc.	7,377	83,729
Sun Communities, Inc.	5,611	209,346
Sunstone Hotel Investors, Inc. (a)	32,004	296,677
Tanger Factory Outlet Centers, Inc.	22,005	589,074
Terreno Realty Corp.	3,047	51,829
Two Harbors Investment Corp.	22,806	245,165
UMH Properties, Inc.	4,696	50,247
U-Store-It Trust	27,021	284,261
Universal Health Realty Income Trust	3,196	127,776
Urstadt Biddle Properties, Inc., Class A	6,640	120,250
Walter Investment Management Corp.	7,064	156,750
Washington Real Estate Investment Trust	17,588	571,962
Whitestone REIT	1,296	16,485
Winthrop Realty Trust	8,015	95,699
		27,011,671

Common Stocks	Shares	Value
Recreational Vehicles & Boats — 0.2%
Arctic Cat, Inc. (a)	3,496	$46,951
Brunswick Corp.	23,981	489,212
Drew Industries, Inc.	5,218	128,989
Marine Products Corp. (a)	1,233	8,286
Winnebago Industries, Inc. (a)	8,168	78,903
		752,341
Rental & Leasing Services: Consumer — 0.5%
Amerco, Inc. (a)	2,328	223,837
Avis Budget Group, Inc. (a)	28,218	482,246
Dollar Thrifty Automotive Group, Inc. (a)	7,781	573,771
Rent-A-Center, Inc.	17,107	522,790
Zipcar, Inc. (a)	2,500	51,025
		1,853,669
Restaurants — 1.5%
AFC Enterprises, Inc. (a)	6,935	114,081
BJ’s Restaurants, Inc. (a)	6,440	337,198
Benihana, Inc., Class A (a)	2,680	28,113
Biglari Holdings, Inc. (a)	340	132,957
Bob Evans Farms, Inc.	8,170	285,705
Bravo Brio Restaurant Group, Inc. (a)	4,992	121,955
Buffalo Wild Wings, Inc. (a)	4,956	328,632
CEC Entertainment, Inc.	5,409	216,955
California Pizza Kitchen, Inc. (a)	5,208	96,192
Caribou Coffee Co., Inc. (a)	2,990	39,588
Carrols Restaurant Group, Inc. (a)	2,594	27,081
The Cheesecake Factory, Inc. (a)	15,549	487,772
Cracker Barrel Old Country Store, Inc.	6,157	303,602
Denny’s Corp. (a)	27,573	106,983
DineEquity, Inc. (a)	4,220	220,579
Domino’s Pizza, Inc. (a)	16,498	416,409
Einstein Noah Restaurant Group, Inc.	1,177	17,620
Ellie Mae, Inc. (a)	1,487	8,535
Jack in the Box, Inc. (a)	13,393	305,093
Jamba, Inc. (a)	18,231	39,014
Krispy Kreme Doughnuts, Inc. (a)	15,863	150,857
Luby’s, Inc. (a)	2,931	16,179
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	4,030	34,618
O’Charleys, Inc. (a)	5,152	37,661
P.F. Chang’s China Bistro, Inc.	6,132	246,752
Papa John’s International, Inc. (a)	5,380	178,939
Red Robin Gourmet Burgers, Inc. (a)	3,550	129,149
Ruby Tuesday, Inc. (a)	17,592	189,642
Ruth’s Hospitality Group, Inc. (a)	8,621	48,364
Sonic Corp. (a)	16,873	179,360
Texas Roadhouse, Inc., Class A	16,625	291,519
		5,137,104
Scientific Instruments: Control & Filter — 0.8%
Brady Corp.	12,756	408,957
CIRCOR International, Inc.	4,684	200,616
ESCO Technologies, Inc.	7,196	264,813
Energy Recovery, Inc. (a)	12,744	41,673
The Gorman-Rupp Co.	4,176	137,557
L-1 Identity Solutions, Inc. (a)	20,213	237,503
Mine Safety Appliances Co.	7,299	272,545
PMFG, Inc. (a)	5,013	99,508
Robbins & Myers, Inc.	10,648	562,747
Sun Hydraulics, Inc.	3,534	168,925
Thermon Group Holdings, Inc. (a)	2,168	26,016

See Notes to Financial Statements.

32	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Scientific Instruments: Control & Filter (concluded)
Watts Water Technologies, Inc., Class A	8,053	$285,157
X-Rite, Inc. (a)	8,429	41,892
		2,747,909
Scientific Instruments: Electrical — 0.7%
A123 Systems, Inc. (a)(b)	23,973	127,536
A.O. Smith Corp.	10,109	427,611
AZZ, Inc.	3,402	155,812
American Superconductor Corp. (a)	12,190	110,198
Broadwind Energy, Inc. (a)	28,774	41,722
Coleman Cable, Inc. (a)	1,982	29,116
Ener1, Inc. (a)	19,667	21,634
EnerSys (a)	13,433	462,364
Franklin Electric Co., Inc.	6,294	295,503
Houston Wire & Cable Co.	5,069	78,823
Littelfuse, Inc.	6,074	356,665
Preformed Line Products Co.	551	39,220
SatCon Technology Corp. (a)(b)	25,649	61,301
Taser International, Inc. (a)	16,980	77,259
Valence Technology, Inc. (a)	16,291	19,223
		2,303,987
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	4,063	150,290
Faro Technologies, Inc. (a)	4,446	194,735
Measurement Specialties, Inc. (a)	4,126	147,298
Vishay Precision Group, Inc. (a)	2,917	49,239
Zygo Corp. (a)	4,684	61,923
		603,485
Scientific Instruments: Pollution Control — 0.5%
Clean Harbors, Inc. (a)	6,319	652,437
Darling International, Inc. (a)	31,338	554,683
EnergySolutions, Inc.	21,816	107,771
Fuel Tech, Inc. (a)	5,194	34,436
Heritage-Crystal Clean, Inc. (a)	949	18,202
Met-Pro Corp.	4,635	52,746
Metalico, Inc. (a)	10,762	63,496
TRC Cos., Inc. (a)	3,974	24,838
Team, Inc. (a)	5,265	127,044
US Ecology, Inc.	5,213	89,142
WCA Waste Corp. (a)	2,705	15,581
		1,740,376
Securities Brokerage & Services — 0.5%
BGC Partners, Inc.	19,651	151,902
FXCM Inc.	4,942	49,025
GFI Group, Inc.	19,147	87,885
Gain Capital Holdings, Inc. (a)	1,501	10,222
Gladstone Investment Corp.	6,682	47,710
International FCStone, Inc. (a)	3,747	90,715
Investment Technology Group, Inc. (a)	11,141	156,197
KBW, Inc.	9,685	181,110
Knight Capital Group, Inc., Class A (a)	27,018	297,738
Ladenburg Thalmann Financial Services, Inc. (a)	28,848	39,810
MF Global Holdings Ltd. (a)	43,457	336,357
MarketAxess Holdings, Inc.	7,684	192,561
optionsXpress Holdings, Inc.	11,552	192,687
SWS Group, Inc.	8,270	49,537
		1,883,456

Common Stocks	Shares	Value
Semiconductors & Components — 2.7%
AXT, Inc. (a)	8,873	$75,243
Advanced Analogic Technologies, Inc. (a)	11,876	71,909
Aeroflex Holding Corp. (a)	5,025	91,204
Alpha & Omega Semiconductor, Ltd. (a)	3,022	40,041
Amkor Technology, Inc. (a)	28,380	175,105
Amtech Systems, Inc. (a)	2,421	49,969
Anadigics, Inc. (a)	18,044	57,921
Applied Micro Circuits Corp. (a)	17,384	154,022
Cavium, Inc. (a)	13,031	568,021
Ceva, Inc. (a)	6,279	191,258
Cirrus Logic, Inc. (a)	17,882	284,324
DSP Group, Inc. (a)	6,828	59,404
Diodes, Inc. (a)	9,420	245,862
eMagin Corp. (a)	4,226	25,652
Emcore Corp. (a)	22,116	60,598
Entropic Communications, Inc. (a)(b)	22,782	202,532
Exar Corp. (a)	10,113	64,015
Formfactor, Inc. (a)	13,876	125,717
Hittite Microwave Corp. (a)	8,304	514,101
IXYS Corp. (a)	6,787	101,669
Inphi Corp. (a)	5,205	90,567
Integrated Device Technology, Inc. (a)	40,031	314,644
Integrated Silicon Solutions, Inc. (a)	7,276	70,359
Kopin Corp. (a)	17,986	84,714
Lattice Semiconductor Corp. (a)	31,838	207,584
MIPS Technologies, Inc. (a)	14,324	98,979
MaxLinear, Inc., Class A (a)	3,577	30,977
Micrel, Inc.	13,722	145,179
Microsemi Corp. (a)	23,075	473,037
Mindspeed Technologies, Inc. (a)	9,083	72,664
Monolithic Power Systems, Inc. (a)	8,201	126,459
MoSys, Inc. (a)	9,544	54,878
Netlogic Microsystems, Inc. (a)	18,300	739,686
Omnivision Technologies, Inc. (a)	15,526	540,460
PLX Technology, Inc. (a)	11,333	39,325
Pericom Semiconductor Corp. (a)	7,014	62,705
Power Integrations, Inc.	7,599	292,030
RF Micro Devices, Inc. (a)	74,166	453,896
Rambus, Inc. (a)	25,999	381,665
Rubicon Technology, Inc. (a)(b)	4,739	79,900
Semtech Corp. (a)	17,559	480,063
Sigma Designs, Inc. (a)	8,667	66,216
Silicon Image, Inc. (a)	21,671	139,995
Spansion, Inc., Class A (a)	13,037	251,223
Standard Microsystems Corp. (a)	6,297	169,956
Supertex, Inc. (a)	2,804	62,810
TriQuint Semiconductor, Inc. (a)	44,215	450,551
Volterra Semiconductor Corp. (a)	6,691	165,000
Zoran Corp. (a)	13,603	114,265
		9,418,354
Shipping — 0.5%
Baltic Trading Ltd.	4,859	27,891
DHT Holdings, Inc.	18,435	70,606
Eagle Bulk Shipping, Inc. (a)(b)	16,811	41,691
Excel Maritime Carriers Ltd. (a)(b)	11,924	36,964
Frontline, Ltd.	13,530	199,432
Genco Shipping & Trading Ltd. (a)(b)	8,003	60,183
General Maritime Corp. (b)	28,973	39,114
Gulfmark Offshore, Inc., Class A (a)	6,386	282,197
International Shipholding Corp.	1,681	35,772
Knightsbridge Tankers Ltd. (b)	6,149	135,463
Nordic American Tanker Shipping Ltd. (b)	12,747	289,867

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	33

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Shipping (concluded)
Overseas Shipholding Group, Inc.	6,993	$188,391
Scorpio Tankers, Inc. (a)	6,498	64,915
Ship Finance International Ltd. (b)	12,212	220,060
Teekay Tankers Ltd., Class A (b)	11,115	104,481
Ultrapetrol Bahamas Ltd. (a)	6,259	30,919
		1,827,946
Specialty Retail — 3.2%
1-800-FLOWERS.COM, Inc., Class A (a)	4,764	14,768
ANN, Inc. (a)	14,009	365,635
Aéropostale, Inc. (a)	21,442	375,235
America’s Car Mart, Inc. (a)	2,552	84,216
Asbury Automotive Group, Inc. (a)	7,939	147,110
Ascena Retail Group, Inc. (a)	16,771	571,053
Barnes & Noble, Inc.	7,834	129,888
bebe Stores, Inc.	10,195	62,291
Big 5 Sporting Goods Corp.	6,191	48,661
Blue Nile, Inc. (a)	3,487	153,358
Body Central Corp. (a)	2,991	70,378
Brown Shoe Co., Inc.	11,752	125,159
The Buckle, Inc.	7,271	310,472
Build-A-Bear Workshop, Inc. (a)	4,884	31,795
Cabela’s, Inc., Class A (a)	11,540	313,311
Casual Male Retail Group, Inc. (a)	12,138	50,373
The Cato Corp., Class A	7,496	215,885
Charming Shoppes, Inc. (a)	31,510	131,082
The Children’s Place Retail Stores, Inc. (a)	7,001	311,474
Christopher & Banks Corp.	9,978	57,374
Citi Trends, Inc. (a)	4,046	61,014
Coldwater Creek, Inc. (a)	15,941	22,317
Collective Brands, Inc. (a)	16,515	242,605
Conn’s, Inc. (a)	3,338	28,874
Cost Plus, Inc. (a)	4,764	47,640
Destination Maternity Corp.	2,883	57,602
Express, Inc.	14,595	318,171
The Finish Line, Inc., Class A	13,939	298,295
Genesco, Inc. (a)	6,379	332,346
Group 1 Automotive, Inc.	6,475	266,640
Haverty Furniture Cos., Inc.	5,411	62,281
hhgregg, Inc. (a)(b)	4,686	62,792
Hibbett Sports, Inc. (a)	7,420	302,068
Hot Topic, Inc.	12,067	89,778
Jos. A. Bank Clothiers, Inc. (a)	7,441	372,124
Lithia Motors, Inc., Class A	5,944	116,681
Lumber Liquidators Holdings, Inc. (a)	6,258	158,953
MarineMax, Inc. (a)	6,642	58,184
Men’s Wearhouse, Inc.	13,838	466,341
Monro Muffler, Inc.	8,237	307,158
New York & Co. (a)	6,435	31,853
Nu Skin Enterprises, Inc., Class A	14,595	548,042
Office Depot, Inc. (a)	73,651	310,807
OfficeMax, Inc. (a)(b)	23,120	181,492
Pacific Sunwear of California, Inc. (a)	13,666	35,668
Penske Auto Group, Inc.	12,024	273,426
The Pep Boys — Manny, Moe & Jack	14,293	156,222
Pier 1 Imports, Inc. (a)	28,681	331,839
Regis Corp.	15,500	237,460
Rue21, Inc. (a)	4,066	132,145
Shoe Carnival, Inc. (a)	2,508	75,616
Shutterfly, Inc. (a)	8,017	460,336
Sonic Automotive, Inc.	10,882	159,421
Stage Stores, Inc.	9,762	164,002

Common Stocks	Shares	Value
Specialty Retail (concluded)
Stamps.com, Inc.	3,243	$43,262
Stein Mart, Inc.	7,314	70,507
Syms Corp. (a)	1,173	12,645
Systemax, Inc. (a)	2,908	43,446
The Talbots, Inc. (a)(b)	18,899	63,123
Vitamin Shoppe, Inc. (a)	6,611	302,519
The Wet Seal, Inc., Class A (a)	27,612	123,426
Zale Corp. (a)	8,386	46,962
Zumiez, Inc. (a)	5,720	142,828
		11,188,429
Steel — 0.1%
Handy & Harman Ltd. (a)	1,262	19,422
Olympic Steel, Inc.	2,501	68,852
Shiloh Industries, Inc.	497	5,358
TMS International Corp. (a)	3,028	39,515
Universal Stainless & Alloy Products, Inc. (a)	1,918	89,686
		222,833
Sugar — 0.0%
Imperial Sugar Co., New Shares	3,279	65,580
Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	7,558	79,586
Technology: Miscellaneous — 0.4%
Benchmark Electronics, Inc. (a)	16,364	270,006
CTS Corp.	9,270	89,641
Fabrinet (a)	5,275	128,077
Plexus Corp. (a)	10,121	352,312
Sanmina-SCI Corp. (a)	21,706	224,223
Vocus, Inc. (a)	4,738	145,030
		1,209,289
Telecommunications Equipment — 0.2%
Arris Group, Inc. (a)	33,395	387,716
Brightpoint, Inc. (a)	18,722	151,835
Communications Systems, Inc.	1,254	22,484
OpNext, Inc. (a)	10,681	24,353
Powerwave Technologies, Inc. (a)	45,740	134,933
Symmetricom, Inc. (a)	12,132	70,730
		792,051
Textile Products — 0.1%
Interface, Inc., Class A	14,092	272,962
Unifi, Inc. (a)	4,056	55,973
		328,935
Textiles, Apparel & Shoes — 1.6%
Carter’s, Inc. (a)	13,249	407,539
Cherokee, Inc.	2,365	40,583
Columbia Sportswear Co.	3,151	199,773
Crocs, Inc. (a)	23,037	593,203
Delta Apparel, Inc. (a)	1,395	23,715
G-III Apparel Group, Ltd. (a)	4,357	150,229
Iconix Brand Group, Inc. (a)	19,633	475,119
The Jones Group, Inc.	23,422	254,129
K-Swiss, Inc., Class A (a)	7,370	78,343
Kenneth Cole Productions, Inc., Class A (a)	2,350	29,352
Liz Claiborne, Inc. (a)	25,780	137,923
Maidenform Brands, Inc. (a)	6,400	177,024
Oxford Industries, Inc.	3,513	118,599
Perry Ellis International, Inc. (a)	3,337	84,259
Quiksilver, Inc. (a)	35,103	164,984
R.G. Barry Corp.	2,519	28,414

See Notes to Financial Statements.

34	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Shoes (concluded)
Skechers U.S.A., Inc., Class A (a)	9,966	$144,308
Steven Madden Ltd. (a)	10,226	383,577
Timberland Co., Class A (a)	10,674	458,662
True Religion Apparel, Inc. (a)	6,969	202,659
Vera Bradley, Inc. (a)	5,252	200,626
The Warnaco Group, Inc. (a)	11,817	617,438
Weyco Group, Inc.	2,078	51,119
Wolverine World Wide, Inc.	13,325	556,319
		5,577,896
Tobacco — 0.2%
Alliance One International, Inc. (a)	23,287	75,217
Star Scientific, Inc. (a)(b)	28,652	128,934
Universal Corp.	6,123	230,653
Vector Group Ltd.	12,444	221,379
		656,183
Toys — 0.1%
Jakks Pacific, Inc. (a)	7,502	138,112
Leapfrog Enterprises, Inc. (a)	10,609	44,770
		182,882
Transportation Miscellaneous — 0.2%
Echo Global Logistics, Inc. (a)	3,203	56,853
HUB Group, Inc., Class A (a)	9,958	375,018
Odyssey Marine Exploration, Inc. (a)	17,445	54,603
Pacer International, Inc. (a)	9,452	44,614
Textainer Group Holdings Ltd.	2,919	89,730
		620,818
Truckers — 0.7%
Arkansas Best Corp.	6,894	163,595
Celadon Group, Inc. (a)	5,506	76,864
Covenant Transport Group, Class A (a)	1,275	9,881
Forward Air Corp.	7,931	267,989
Heartland Express, Inc.	13,652	226,077
Knight Transportation, Inc.	16,291	276,784
Marten Transport Ltd.	4,391	94,846
Old Dominion Freight Line, Inc. (a)	12,646	471,696
Patriot Transportation Holding, Inc. (a)	1,417	31,698
Quality Distribution, Inc. (a)	3,665	47,718
Roadrunner Transportation Systems, Inc. (a)	2,690	40,565
Saia, Inc. (a)	4,386	74,343
Swift Transportation Co. (a)	20,993	284,455
Universal Truckload Services, Inc. (a)	580	9,935
Werner Enterprises, Inc.	11,689	292,809
		2,369,255
Utilities: Electrical — 1.8%
Allete, Inc.	8,522	349,743
Atlantic Power Corp. (a)	17,772	270,490
Avista Corp.	15,192	390,282
Black Hills Corp.	10,576	318,232
CH Energy Group, Inc.	4,311	229,604
Central Vermont Public Service Corp.	3,667	132,562
Cleco Corp.	16,362	570,216
Dynegy, Inc. (a)	28,202	174,570
El Paso Electric Co.	11,456	370,029
The Empire District Electric Co.	11,226	216,213
IDACORP, Inc.	13,253	523,493
MGE Energy, Inc.	6,334	256,717
NorthWestern Corp.	9,745	322,657

Common Stocks	Shares	Value
Utilities: Electrical (concluded)
Otter Tail Corp.	9,796	$206,696
PNM Resources, Inc.	23,365	391,130
Pike Electric Corp. (a)	4,786	42,308
Portland General Electric Co.	20,206	510,808
UIL Holdings Corp.	13,638	441,189
Unisource Energy Corp.	9,854	367,850
Unitil Corp.	3,236	85,107
		6,169,896
Utilities: Gas Distributors — 1.1%
Chesapeake Utilities Corp.	2,670	106,880
The Laclede Group, Inc.	6,073	229,742
New Jersey Resources Corp.	11,089	494,680
Nicor, Inc.	12,185	667,007
Northwest Natural Gas Co.	7,102	320,513
Piedmont Natural Gas Co.	19,263	582,898
South Jersey Industries, Inc.	8,069	438,228
Southwest Gas Corp.	12,251	473,011
WGL Holdings, Inc.	13,643	525,119
		3,838,078
Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	4,339	95,501
Utilities: Telecommunications — 1.0%
8x8, Inc. (a)	16,098	78,719
Alaska Communications Systems Group, Inc.	12,675	112,427
Atlantic Tele-Network, Inc.	2,567	98,470
Boingo Wireless, Inc. (a)	1,305	11,849
Cbeyond Communications, Inc. (a)	7,559	100,006
Cincinnati Bell, Inc. (a)	54,680	181,538
Cogent Communications Group, Inc. (a)	12,585	214,071
Consolidated Communications Holdings, Inc.	7,053	137,110
Fairpoint Communications, Inc. (a)	5,360	49,366
General Communication, Inc., Class A (a)	11,677	140,941
Global Crossing Ltd. (a)	8,311	318,976
Globalstar, Inc. (a)(b)	26,299	32,348
HickoryTech Corp.	2,507	29,783
ICO Global Communications Holdings Ltd. (a)	38,338	106,196
IDT Corp., Class B	3,794	102,514
inContact, Inc. (a)	7,255	34,461
Iridium Communications, Inc. (a)(b)	11,285	97,615
j2 Global Communications, Inc. (a)	12,439	351,153
Leap Wireless International, Inc. (a)	16,334	265,101
NTELOS Holdings Corp.	8,160	166,627
Neutral Tandem, Inc. (a)	9,144	159,289
ORBCOMM, Inc. (a)	7,056	22,085
PAETEC Holding Corp. (a)	34,397	164,762
Premiere Global Services, Inc. (a)	14,439	115,223
Shenandoah Telecom Co.	6,683	113,745
SureWest Communications	3,170	53,003
Towerstream Corp. (a)	8,319	41,512
USA Mobility, Inc.	5,854	89,332
Vonage Holdings Corp. (a)	37,196	164,034
		3,552,256
Utilities: Water — 0.2%
American States Water Co.	5,040	174,687
Artesian Resources Corp., Class A	2,270	40,906
California Water Service Group	10,803	202,124
Connecticut Water Service, Inc.	2,511	64,231
Consolidated Water Co., Inc.	4,273	39,696
Middlesex Water Co.	4,428	82,272

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	35

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities: Water (concluded)
Pennichuck Corp.	551	$15,841
SJW Corp.	3,647	88,403
York Water Co.	3,878	64,181
		772,341
Total Common Stocks — 97.0%		335,896,907

Investment Companies
Asset Management & Custodian — 0.2%
BlackRock Kelso Capital Corp. (d)	19,817	177,758
Gladstone Capital Corp.	5,990	55,348
Hercules Technology Growth Capital, Inc.	12,157	127,892
Pennantpark Investment Corp.	12,406	139,071
Prospect Capital Corp.	26,418	267,086
		767,155
Total Investment Companies — 0.2%		767,155

Other Interests (e)	Beneficial Interest (000)
Diversified Financial Services — 0.0%
Student Loan Corp.	$1	2,600
Total Other Interests — 0.0%		2,600

Warrants (f)	Shares
Alternative Energy — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (b)(g)	180	—
Total Warrants — 0.0%		—
Total Long-Term Investments (Cost — $238,117,513) — 97.2%		336,666,662

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (d)(h)	5,123,615	$5,123,615

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.07% (d)(h)(i)	$7,981	7,981,404
Total Short-Term Securities (Cost — $13,105,019) — 3.8%		13,105,019
Total Investments Before Short Positions (Cost — $251,222,532*) — 101.0%		349,771,681

Short Positions (j)	Shares
Banks: Savings, Thrift & Mortgage Lending — (0.0%)
People’s United Financial, Inc.	9,086	(122,116)
Total Short Positions (Proceeds — $120,530) — (0.0%)		(122,116)
Total Investments, Net of Short Positions (Cost — $251,102,002) — 101.0%		349,649,565
Liabilities in Excess of Other Assets — (1.0%)		(3,517,084)
Net Assets — 100.0%		$346,132,481

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$263,502,286
Gross unrealized appreciation	$120,435,519
Gross unrealized depreciation	(34,166,124)
Net unrealized appreciation	$86,269,395

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

36	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Shares Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2011	Value at June 30, 2011	Realized Loss	Income
BlackRock Kelso Capital Corp	20,122	1,268	(1,573)	19,817	$177,758	$(2,773)	$13,284
BlackRock Liquidity Funds, TempFund, Institutional Class	7,181,244	—	(2,057,629)[1]	5,123,615	$5,123,615	—	$4,665
BlackRock Liquidity Series, LLC Money Market Series	$8,152,630	—	$(171,226)[1]	$7,981,404	$7,981,404	—	$128,098
PennyMac Mortgage Investment Trust	5,329	3,642	(1,304)	7,667	$127,042	$(2,530)	$5,409

[1]	Represents net shares/beneficial interest sold.

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Restricted security as to resale, representing 0.0% of net assets was as follows:

Issue	Acquisition Date	Cost	Value
GreenHunter Energy, Inc.	6/27/08	—	—

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities.

(j)

In order to track the performance of its benchmark index, the Series sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
115	Russell	ICE Futures	September	$ 9,492,100	$ 254,499
	2000 EMINI	US Indices	2011

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	37

Schedule of Investments (concluded)	Master Small Cap Index Series

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[2]:
Common Stocks	$335,896,907	—	—	$335,896,907
Investment Companies	767,155	—	—	767,155
Warrants	—	$2,600	—	2,600
Short-Term Securities	5,123,615	7,981,404	—	13,105,019
Liabilities:
Short Positions	(122,116)	—	—	(122,116)
Total	$341,665,561	$7,984,004	—	$349,649,565

[2]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Assets:
Equity contracts	$254,499	—	—	$254,499

[3]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

38	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Statement of Assets and Liabilities	Master Small Cap Index Series

June 30, 2011 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $7,981,079) (cost — $237,779,014)	$336,361,862
Investments at value — affiliated (cost — $13,443,518)	13,409,819
Cash pledged as collateral for financial futures contracts	194,000
Contributions receivable from investors	2,768,368
Investments sold receivable	1,102,046
Dividends receivable	410,644
Margin variation receivable	55,104
Securities lending income receivable — affiliated	48,157
Prepaid expenses	9,447
Total assets	354,359,447

Liabilities
Collateral on securities loaned at value	7,981,404
Bank overdraft	79,254
Short positions at value (proceeds — $120,530)	122,116
Investment advisory fees payable	1,979
Other affiliates payable	2,826
Directors’ fees payable	153
Other accrued expenses payable	33,732
Other liabilities payable	5,502
Total liabilities	8,226,966
Net Assets	$346,132,481

Net Assets Consist of
Investors’ capital	$247,330,390
Net unrealized appreciation/depreciation	98,802,091
Net Assets	$346,132,481

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	39

Statement of Operations	Master Small Cap Index Series

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Dividends — unaffiliated	$1,861,195
Foreign taxes withheld	(488)
Securities lending — affiliated	128,098
Dividends — affiliated	23,358
Total income	2,012,163

Expenses
Investment advisory	17,766
Accounting services	48,351
Custodian	37,174
Professional	35,763
Directors	4,974
Miscellaneous	4,797
Total expenses	148,825
Less fees waived and/or reimbursed by advisor	(16,933)
Total expenses after fees waived and/or reimbursed	131,892
Net investment income	1,880,271

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	16,352,200
Investments — affiliated	(5,303)
Financial futures contracts	(284,631)
16,062,266
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	3,540,895
Financial futures contracts	254,876
Short positions	(1,586)
Foreign currency transactions	29
3,794,214
Total realized and unrealized gain	19,856,480
Net Increase in Net Assets Resulting from Operations	$21,736,751

See Notes to Financial Statements.

40	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Statements of Changes in Net Assets	Master Small Cap Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$1,880,271	$3,501,724
Net realized gain (loss)	16,062,266	(9,889,317)
Net change in unrealized appreciation/depreciation	3,794,214	60,704,760
Net increase in net assets resulting from operations	21,736,751	54,317,167

Capital Transactions
Proceeds from contributions	81,854,088	226,075,632
Value of withdrawals	(95,630,339)	(171,857,514)
Net increase (decrease) in net assets derived from capital transactions	(13,776,251)	54,218,118

Net Assets
Total increase in net assets	7,960,500	108,535,285
Beginning of period	338,171,981	229,636,696
End of period	$346,132,481	$338,171,981

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	41

Financial Highlights	Master Small Cap Index Series

	Six Months Ended June 30, 2011 (Unaudited)

		Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	6.07%[1]	27.19%	27.37%	(33.57)%	(1.46)%	18.13%

Ratios to Average Net Assets
Total expenses	0.08%[2]	0.12%	0.09%	0.08%	0.06%	0.07%
Total expenses after fees waived and/or reimbursed and fees paid indirectly	0.07%[2]	0.08%	0.07%	0.07%	0.06%	0.07%
Net investment income	1.06%[2]	1.27%	1.27%	1.60%	1.69%	1.55%

Supplemental Data
Net assets, end of period (000)	$346,132	$338,172	$229,637	$344,720	$630,394	$561,373
Portfolio turnover	17%	42%	43%	42%	26%	40%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

42	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	Master Small Cap Index Series

1. Organization and Significant Accounting Policies:

Master Small Cap Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend and interest on the securities loaned but does

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	43

Notes to Financial Statements (continued)	Master Small Cap Index Series

not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the Series accepted only cash collateral in connection with securities loaned.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

44	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Small Cap Index Series

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2011

	Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation*	$254,499

*

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations
Six Months Ended June 30, 2011

Net Realized Loss from
Financial Futures Contracts
Equity contracts	$(284,631)

Net Change in Unrealized Appreciation/Depreciation on
Financial Futures Contracts
Equity contracts	$254,876

For the six months ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	82
Average notional value of contracts purchased	$6,603,410

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding dividend expense, interest expense, acquired fund fees and certain other Series’ expenses) will not exceed 0.08% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement before May 1, 2012 unless approved by the Board, including a majority of the independent directors. For the six months ended June 30, 2011, the Series waived and/or reimbursed $14,724, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. For the six months ended June 30, 2011, the Manager waived $2,209, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2011, the Series reimbursed the Manager $2,262 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2011, BIM received $40,607 in securities lending agent fees related to securities lending activities for the Series.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	45

Notes to Financial Statements (concluded)	Master Small Cap Index Series

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 2011, were $60,835,840 and $69,275,441, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the six months ended June 30, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

As of June 30, 2011, the Series invested a significant portion of its assets in securities in the energy sector. Changes in economic conditions affecting the energy sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master Small Cap Index Series (the “Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. BlackRock Small Cap Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Fund, as applicable, and the investment performance of the Fund as compared

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	47

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the Fund as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio and/or the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17–18, 2011 Board meeting.

At an in-person meeting held on May 17–18, 2011, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2012. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio and the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio and the Fund. BlackRock and its affiliates and significant shareholders provide the Master Portfolio and the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio and the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the

48	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Fund, as applicable. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the Fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to funds in the Fund’s applicable Lipper category and the gross investment performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of the Master Portfolio and the Fund, as applicable, throughout the year.

The Board noted that the Fund’s gross performance exceeded its benchmark index during each of the one-, three- and five-year periods reported.

The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Fund: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual management fee ratio compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Master Portfolio’s total operating expenses as a percentage of the Master Portfolio’s average daily net assets and has contractually agreed to waive fees and/or reimburse expenses to limit the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	49

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Fund increase. The Board also considered the extent to which the Master Portfolio and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio and the Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master LLC considered the detailed review of BlackRock’s fee structure, as it applies to the Master LLC, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

50	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian

State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Boston, MA 02116

Distributor

BlackRock Investments, LLC
New York, NY 10022

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund

100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	51

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

52	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011	53

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Fund
BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†      Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

54	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2011

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 3-06/11

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 2, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 2, 2011